    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 3, 2002
                                                      REGISTRATION NO. 333-99029
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------
                                    FORM N-14


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933            [X]

                              ---------------------
                        PRE-EFFECTIVE AMENDMENT NO. 1            [X]
                        POST-EFFECTIVE AMENDMENT NO.             [ ]

                              ---------------------
                                 MORGAN STANLEY
                           HIGH YIELD SECURITIES INC.
               (Exact Name of Registrant as Specified in Charter)
     (formerly named Morgan Stanley Dean Witter High Yield Securities Inc.)


                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)


                                 (800) 869-6397
                         (Registrant's Telephone Number)


                                BARRY FINK, ESQ.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                              ---------------------
                                    COPY TO:
                             STUART M. STRAUSS, ESQ.
                            Mayer, Brown, Rowe & Maw
                                  1675 Broadway
                            New York, New York 10019

                              ---------------------
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration statement.


     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

                  The Exhibit Index is located on page [  ].

     PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED BY THE REGISTRANT ON FORM N-1A (REGISTRATION NOS.
2-64782; 811-2932).
================================================================================

                                   FORM N-14

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                             CROSS REFERENCE SHEET

            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933





PART A OF FORM N-14 ITEM NO.                PROXY STATEMENT AND PROSPECTUS HEADING
------------------------------   ------------------------------------------------------------
1  (a) .......................   Cross Reference Sheet
   (b) .......................   Front Cover Page
   (c) .......................                                *
2  (a) .......................   Available Information -- Back Cover Page
   (b) .......................   Table of Contents
3  (a) .......................   Fee Table
   (b) .......................   Synopsis
   (c) .......................   Principal Risk Factors
4  (a) .......................   The Reorganization
   (b) .......................   The Reorganization -- Capitalization Table (Unaudited)
5  (a) .......................   Registrant's Prospectus
   (b) .......................                                *
   (c) .......................                                *
   (d) .......................                                *
   (e) .......................   Available Information
   (f) .......................   Available Information
6  (a) .......................   Front Cover Page, Introduction Synopsis, Principal Risk
                                  Factors, Comparison of Investment Objectives, Policies and
                                  Restrictions, Additional Matters Regarding Morgan Stanley
                                  High Income Advantage Trust III, Additional Information
                                  About Morgan Stanley High Income Advantage Trust III
                                  and Morgan Stanley High Yield Securities Inc., Available
                                  Information
   (b) .......................   Available Information
   (c) .......................                                *
   (d) .......................                                *
7  (a) .......................   Introduction -- General, Record Date; Share Information,
                                 Expenses of Solicitation, Proxies, Vote Required
   (b) .......................                                *
   (c) .......................   Introduction; The Reorganization -- Appraisal Rights
8  (a) .......................   The Reorganization
   (b) .......................                                *
9    .........................                                *

PART B OF FORM N-14 ITEM NO.             STATEMENT OF ADDITIONAL INFORMATION HEADING
-------------------------------  ------------------------------------------------------------
10(a) ........................   Cover Page
  (b) ........................                                *
11  ..........................   Table of Contents
12(a) ........................   Additional Information about Morgan Stanley High Yield --
                                  Securities Inc.
  (b) ........................                                *
  (c) ........................                                *
13(a) ........................                                *
  (b) ........................   Additional Information about Morgan Stanley High Income
                                  Advantage Trust III
  (c) ........................                                *
14  ..........................   Registrant's Annual Report for the fiscal year ended
                                  August 31, 2002. Morgan Stanley High Income Advantage
                                  Trust III's Annual Report for the fiscal year ended
                                  January 31, 2002 and Semi-Annual Report for the six
                                  months ended July 31, 2002.

PART C OF FORM N-14 ITEM NO.                      OTHER INFORMATION HEADING
-------------------------------  ------------------------------------------------------------
15  ..........................   Indemnification
16  ..........................   Exhibits
17  ..........................   Undertakings


----------
* Not Applicable or negative answer

                MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST III

                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                (800) 869-NEWS


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD DECEMBER 10, 2002


TO THE SHAREHOLDERS OF MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST III


     Notice is hereby given of a Special Meeting of the Shareholders of Morgan Stanley High Income Advantage Trust III ("HIAT III"), to be held in Room 209, 2nd Floor, at 1221 Avenue of the Americas, New York, New York 10020, at 10:00 A.M., Eastern time, on December 10, 2002, and any adjournments thereof (the "Meeting"), for the following purposes:


1. To consider and vote upon an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), between HIAT III and Morgan Stanley High Yield Securities Inc. ("High Yield"), pursuant to which substantially all of the assets of HIAT III would be combined with those of High Yield and shareholders of HIAT III would become shareholders of High Yield receiving Class D shares of High Yield with a value equal to the net asset value of their holdings in HIAT III (the "Reorganization"); and

2.   To act upon such other matters as may properly come before the Meeting.

     The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Shareholders of record at the close of business on September 9, 2002 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. THE BOARD OF TRUSTEES OF HIAT III RECOMMENDS YOU VOTE IN FAVOR OF THE REORGANIZATION. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.


                                            By Order of the Board of Trustees,


                                            BARRY FINK
                                            Secretary


October 3, 2002


--------------------------------------------------------------------------------
 YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO BE PRESENT IN PERSON, PLEASE FILL IN, SIGN AND RETURN THE ENCLOSED PROXY IN ORDER THAT THE NECESSARY QUORUM BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. AS DISCUSSED IN THE ENCLOSED PROXY STATEMENT CERTAIN SHAREHOLDERS WILL BE ABLE TO VOTE TELEPHONICALLY BY TOUCHTONE TELEPHONE OR ELECTRONICALLY ON THE INTERNET BY FOLLOWING INSTRUCTIONS ON THEIR PROXY CARDS OR ON THE ENCLOSED VOTING INFORMATION CARD.
--------------------------------------------------------------------------------

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                (800) 869-NEWS

                         ACQUISITION OF THE ASSETS OF
                MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST III

                   BY AND IN EXCHANGE FOR CLASS D SHARES OF
                  MORGAN STANLEY HIGH YIELD SECURITIES INC.


     This Proxy Statement and Prospectus is being furnished to shareholders of Morgan Stanley High Income Advantage Trust III ("HIAT III"), in connection with an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), pursuant to which substantially all the assets of HIAT III, a closed-end management investment company, will be combined with those of Morgan Stanley High Yield Securities Inc. ("High Yield"), an open-end management investment company, in exchange for Class D shares of High Yield (the "Reorganization"). As a result of this transaction, shareholders of HIAT III will become shareholders of High Yield and will receive Class D shares of High Yield with a value equal to the net asset value of their holdings in HIAT
III. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement between HIAT III and High Yield, attached hereto as Exhibit A. The address of HIAT III is that of High Yield set forth above. This Proxy Statement also constitutes a Prospectus of High Yield, which is dated October 3, 2002, filed by High Yield with the Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").


     High Yield is an open-end diversified management investment company whose primary investment objective is to earn a high level of current income. As a secondary objective, the fund seeks capital appreciation but only to the extent consistent with its primary objective. The fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's Investors Service or lower than BBB by Standard & Poor's Corporation or in non-rated securities considered by the fund's investment manager, Morgan Stanley Investment Advisors Inc., to be appropriate investments for the fund.


     This Proxy Statement and Prospectus sets forth concisely information about High Yield that shareholders of HIAT III should know before voting on the Reorganization Agreement. A copy of the Prospectus for High Yield dated September 30, 2002, is attached as Exhibit B and incorporated herein by reference. Also enclosed and incorporated herein by reference is High Yield's Annual Report for the fiscal year ended August 31, 2002. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus (the "Additional Statement"), dated October 3, 2002, has been filed with the Commission and is also incorporated herein by reference. Also incorporated herein by reference is HIAT III's Annual Report for its fiscal year ended January 31, 2002 and the succeeding Semi-Annual Report for the six months ended July 31, 2002. Such documents are available without charge by calling (800) 869-NEWS (toll free).


Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROXY STATEMENT AND PROSPECTUS IS DATED OCTOBER 3, 2002.

                               TABLE OF CONTENTS

                        PROXY STATEMENT AND PROSPECTUS


                                                                                              PAGE
                                                                                             -----
INTRODUCTION .............................................................................     1
   General ...............................................................................     1
   Record Date; Share Information ........................................................     1
   Proxies ...............................................................................     2
   Expenses of Solicitation ..............................................................     3
   Vote Required .........................................................................     3

SYNOPSIS .................................................................................     4
   The Reorganization ....................................................................     4
   Fee Table .............................................................................     4
   Example ...............................................................................     5
   Tax Consequences of the Reorganization ................................................     6
   Reasons for the Reorganization ........................................................     6
   Comparison of HIAT III and High Yield .................................................     6

PRINCIPAL RISK FACTORS ...................................................................     8

THE REORGANIZATION .......................................................................    10
   The Board's Consideration .............................................................    10
   The Reorganization Agreement ..........................................................    11
   Tax Aspects of the Reorganization .....................................................    13
   Tax Consequences of the Reorganization to HIAT III and High Yield .....................    14
   Description of Shares of High Yield and HIAT III and the Organization of the Two Funds     14
   Capitalization Table (unaudited) ......................................................    16
   Appraisal Rights ......................................................................    16

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ...........................    16
   Investment Objectives and Policies ....................................................    16
   Investment Restrictions ...............................................................    17

ADDITIONAL MATTERS REGARDING HIAT III ....................................................    19
   History of Public Trading of HIAT III's Shares ........................................    19
   Investment Manager ....................................................................    20
   Portfolio Management ..................................................................    20
   Expenses Borne by HIAT III ............................................................    20

ADDITIONAL INFORMATION ABOUT HIAT III AND HIGH YIELD .....................................    21
   General ...............................................................................    21
   Litigation ............................................................................    21
   Financial Information .................................................................    22
   Management ............................................................................    22
   Description of Securities and Shareholder Inquiries ...................................    22
   Custodian and Transfer Agent and Dividend Paying Agent ................................    22
   Dividends, Distributions and Taxes ....................................................    22
   Purchases and Redemptions .............................................................    22

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ..............................................    23

FINANCIAL STATEMENTS AND EXPERTS .........................................................    23

LEGAL MATTERS ............................................................................    23

AVAILABLE INFORMATION ....................................................................    23

OTHER BUSINESS ...........................................................................    23
Exhibit A -- Agreement and Plan of Reorganization, dated July 25, 2002, by and between
  HIAT III and High Yield
Exhibit B -- Prospectus of High Yield dated September 30, 2002.

                MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST III
                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                (800) 869-NEWS


                              --------------------
                         PROXY STATEMENT AND PROSPECTUS
                              --------------------

                         SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD DECEMBER 10, 2002


                                  INTRODUCTION


GENERAL


     This Proxy Statement and Prospectus is being furnished to the shareholders of the Morgan Stanley High Income Advantage Trust III ("HIAT III"), a closed-end diversified management investment company, in connection with the solicitation by the Board of Trustees of HIAT III (the "Board") of proxies to be used at the Special Meeting of Shareholders of HIAT III to be held in Room 209, 2nd Floor, at 1221 Avenue of the Americas, New York, New York 10020 at 10:00 A.M., Eastern time, on December 10, 2002, and any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will be made on or about October 7, 2002.

     At the Meeting, HIAT III shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), between HIAT III and Morgan Stanley High Yield Securities Inc. ("High Yield") pursuant to which substantially all of the assets of HIAT III will be combined with those of High Yield in exchange for Class D shares of High Yield. As a result of this transaction, Shareholders will become shareholders of High Yield and will receive Class D shares of High Yield equal to the net asset value of their holdings in HIAT III on the closing date of such transaction (the "Reorganization"). The Class D shares to be issued by High Yield pursuant to the Reorganization (the "High Yield Shares") will be issued at net asset value and will not be subject to any sales charge. Further information relating to High Yield is set forth herein and in High Yield's current Prospectus, dated September 30, 2002 ("High Yield's Prospectus"), attached to this Proxy Statement and Prospectus and incorporated herein by reference.


     The information concerning HIAT III contained herein has been supplied by HIAT III and the information concerning High Yield contained herein has been supplied by High Yield.


RECORD DATE; SHARE INFORMATION


     The Board has fixed the close of business on September 9, 2002 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were 12,782,079 shares of HIAT III issued and outstanding. There are no HIAT III shares held by HIAT III. Shareholders on the Record Date are entitled to one vote per share on each matter submitted to a vote at the Meeting. A majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

     No persons were known to own of record or beneficially 5% or more of the outstanding shares of HIAT III as of the Record Date although from time to time, the number of shares held in "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total outstanding shares of HIAT III. As of the Record Date, the trustees and officers of HIAT III, as a group, owned less than 1% of the outstanding shares of HIAT III.

     The following person was known to own of record or beneficially 5% or more of the outstanding shares of a Class of High Yield as of the Record Date:
Class A -- Robert M. Sullivan, Jr., 1428 Longmeadow Street, Longmeadow, MA 01106-2239. As of the Record Date, the trustees and officers of High Yield, as a group, owned less than 1% of the outstanding shares of High Yield.



PROXIES

     The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization Agreement. The proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of HIAT III at 1221 Avenue of the Americas, New York, New York 10020; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.


     In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of HIAT III present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement. Abstentions and broker "non-votes" will not count in favor of or against any such vote for adjournment.


     Shareholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement and Prospectus. To vote by Internet or by telephone, Shareholders can access the website or call the toll-free number listed on the proxy card or noted in the enclosed voting instructions. To vote by Internet or by telephone, Shareholders will need the "control number" that appears on the proxy card.


     In certain instances, Morgan Stanley Trust ("MS Trust"), an affiliate of Morgan Stanley Investment Advisors Inc. ("MS Advisors" or the "Investment Manager") or Alamo Direct Mail Services Inc. ("Alamo") may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on the Reorganization Agreement other than to refer to the recommendation of the Board. HIAT III has been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for their social security number or other identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the last vote that is counted and will revoke all previous votes by the Shareholder.


EXPENSES OF SOLICITATION


     The expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, are expected to approximate $100,000 and will be borne by HIAT III. HIAT III and High Yield will bear all of their respective other expenses associated with the Reorganization. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of HIAT III, and officers and regular employees of MS Advisors and MS Trust, Morgan Stanley Services Company Inc. ("MS Services") and/or Morgan Stanley DW Inc. ("Morgan Stanley DW"), affiliates of MS Advisors, personally or by mail, telephone, telegraph or otherwise, without compensation therefor. In addition, HIAT III will employ Alamo to make telephone calls to Shareholders to remind them to vote. In addition, HIAT III may also employ D.F. King & Co., ("D.F. King") as proxy solicitor if it appears that the required number of votes to achieve quorum will not be received. In the event of a solicitation by D.F. King, HIAT III would pay D.F. King $3,000 and the expenses outlined below. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares and to obtain authorization for the execution of proxies. With respect to the solicitation of a telephonic vote by Alamo, expenses would be approximately $1.00 per outbound telephone contact, which would be borne by HIAT III. With respect to the solicitation of a telephonic vote by D.F. King, approximate additional expenses may include $6.00 per telephone vote transacted, $3.25 per outbound or inbound telephone contact, and costs relating to obtaining Shareholders' telephone numbers and providing additional materials upon Shareholder requests, which would be borne by HIAT III.



VOTE REQUIRED

     Approval of the Reorganization Agreement by the Shareholders requires the vote of a majority of the outstanding shares of HIAT III which means an affirmative vote of the lesser of (1) a majority of the outstanding shares of HIAT III, or (2) 67% or more of the shares of HIAT III represented at the Meeting if more than 50% of the outstanding shares of HIAT III are present or represented by proxy. If the Reorganization Agreement is not approved by Shareholders, HIAT III will continue in existence and the Board will consider alternative actions.

                                    SYNOPSIS

     The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and Reorganization Agreement in their entirety and, in particular, High Yield's Prospectus, which is attached to this Proxy Statement and incorporated herein by reference.


THE REORGANIZATION


     The Reorganization Agreement provides for the transfer of substantially all the assets of HIAT III, subject to stated liabilities, to High Yield in exchange for the High Yield Shares. The aggregate net asset value of the High Yield Shares issued in the exchange will equal the aggregate value of the net assets of HIAT III received by High Yield. On or after the closing date of the Reorganization, currently anticipated to be December 16, 2002, (the "Closing Date"), HIAT III will distribute the High Yield Shares received by HIAT III to Shareholders as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of HIAT III and HIAT III will thereafter be de-registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and dissolved under Massachusetts law. As a result of the Reorganization, each Shareholder will receive that number of full and fractional High Yield Shares equal in value to such Shareholder's pro rata interest in the net assets of HIAT III transferred to High Yield. Accordingly, as a result of the Reorganization, each Shareholder of HIAT III will become a holder of Class D shares of High Yield. Shareholders holding their shares of HIAT III in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of High Yield; however, such Shareholders will not be able to redeem, transfer or exchange the High Yield Shares received until the old certificates have been surrendered. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.


     FOR THE REASONS SET FORTH BELOW UNDER "THE REORGANIZATION -- THE BOARD'S CONSIDERATION," THE BOARD, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF HIAT III ("INDEPENDENT TRUSTEES"), AS THAT TERM IS DEFINED IN THE 1940 ACT, HAS CONCLUDED THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF HIAT III AND ITS SHAREHOLDERS AND RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.


FEE TABLE


     The following table briefly describes the fees and expenses that a shareholder of HIAT III and a Class D shareholder of High Yield may pay if they buy and hold shares of each respective fund. HIAT III and High Yield each pay a variety of expenses for management of their assets, distribution of their shares (High Yield) and other services, and those expenses are reflected in the net asset value per share of each fund. Class D shares of High Yield do not pay distribution-related fees; however, the other three Classes offered by High Yield pay fees for the distribution of their shares. These expenses are deducted from each respective fund's assets and are based on expenses paid by HIAT III for its fiscal year ended January 31, 2002 and on expenses paid by Class D shares of High Yield for its fiscal year ended August 31, 2001. The table also sets forth pro forma fees for the surviving combined fund (High Yield) reflecting what the fee schedule would have been on August 31, 2002, if the Reorganization had been consummated twelve (12) months prior to that date and assuming Class D fees and expenses.

Shareholder Fees





                                                                                       PRO FORMA
                                                                                        COMBINED
                                                                        HIGH YIELD     HIGH YIELD
                                                           HIAT III      (CLASS D)     (CLASS D)
                                                          ----------   ------------   -----------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE) ..................     none(1)        none           none
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
 DIVIDENDS ............................................     none           none           none
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (LOAD) (AS A
 PERCENTAGE OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS) .................................     none           none           none
REDEMPTION FEES .......................................     none(1)        none           none
EXCHANGE FEE ..........................................     none           none           none


Annual Fund Operating Expenses (expenses that are deducted from fund assets)





                                                                                       PRO FORMA
                                                                                        COMBINED
                                                                        HIGH YIELD     HIGH YIELD
                                                           HIAT III      (CLASS D)     (CLASS D)
                                                          ----------   ------------   -----------
MANAGEMENT FEES .......................................     0.75%          0.48%          0.48%
DISTRIBUTION AND SERVICE (12B-1) FEES .................     none           none           none
OTHER EXPENSES ........................................     1.04%          0.33%          0.33%
TOTAL ANNUAL FUND OPERATING EXPENSES ..................     1.79%          0.81%          0.81%



----------
(1) Purchases and sales of HIAT III are made on the New York Stock Exchange or otherwise through brokers and dealers and are generally subject to brokerage commissions which vary. Customarily, such commissions may depend upon the size of the transaction, the broker selected and other factors.




EXAMPLE

     To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either HIAT III or Class D shares of High Yield or the new combined fund (High Yield), that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the tables below show a shareholder's costs at the end of each period based on these assumptions.

     Expenses Over Time:





                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                     --------   ---------   ---------   ---------
HIAT III .........................................     $182        $563        $970      $2,105
HIGH YIELD (CLASS D) .............................     $ 83        $259        $450      $1,002
PRO FORMA COMBINED-HIGH YIELD (CLASS D) ..........     $ 83        $259        $450      $1,002


     The purpose of the foregoing fee table is to assist the investor or shareholder in understanding the various costs and expenses that an investor or shareholder in the fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of HIAT III and High Yield -- Investment Management and Administration Fees, Other Significant Fees, and Purchases, Exchanges and Redemptions" below.


TAX CONSEQUENCES OF THE REORGANIZATION

     As a condition to the Reorganization, HIAT III and High Yield, will receive an opinion of Mayer, Brown. Rowe & Maw to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by HIAT III or the shareholders of HIAT III for federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization -- Tax Aspects of the Reorganization" below.


REASONS FOR THE REORGANIZATION

     The Board of Trustees has determined that the Reorganization is in the best interests of HIAT III shareholders. In particular, the Reorganization would afford HIAT III shareholders the opportunity for a continued interest in a fund which has investment objectives similar to that of HIAT III, and which is substantially larger and has a significantly lower expense ratio than HIAT
III. The Board of Trustees believes that other potential benefits could be realized as well. For further information on the reasons for the Board's decision, see "The Reorganization -- The Board's Consideration," set forth below.


COMPARISON OF HIAT III AND HIGH YIELD

     INVESTMENT OBJECTIVES AND POLICIES. HIAT III and High Yield have similar investment objectives. As their primary investment objective, HIAT III and High Yield seek to earn a high level of current income. As their secondary investment objective, HIAT III and High Yield seek capital appreciation but only when consistent with their primary investment objective. The respective investment objectives of HIAT III and High Yield are fundamental and may not be changed without respective shareholder approval.

     High Yield seeks to achieve its primary investment objective by investing at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's Investors Service ("Moody's") or lower than BBB by Standard & Poor's Corporation ("S&P") or in non-rated securities considered by the fund's investment manager, MS Advisors, to be appropriate investments for the fund. Securities rated below Baa or BBB are commonly known as "junk bonds." Likewise, HIAT III seeks to achieve its primary investment objective by investing at least 80% of its assets in such lower rated and unrated securities.

     Other than as set forth above, the investment policies of HIAT III and High Yield are substantially similar; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

     INVESTMENT MANAGEMENT FEES. Pursuant to an Investment Management Agreement, HIAT III's investment manager, MS Advisors, provides administrative services and manages HIAT III's assets, including placing orders for the purchase and sale of portfolio securities. MS Advisors obtains and evaluates such information and advice relating to the economy, securities markets and securities as it deems necessary or useful to manage the assets of HIAT III in a manner consistent with its objective and policies. As compensation for advisory services provided to HIAT III, HIAT III pays MS Advisors monthly compensation calculated weekly by applying the following annual rates to HIAT III's weekly net assets: 0.75% of the portion of the average weekly assets not exceeding $250 million; 0.60% of the portion of the average weekly assets exceeding $250 million and not exceeding $500 million; 0.50% of the portion of the average weekly assets exceeding $500 million and not exceeding $750 million; 0.40% of the portion of the average weekly assets exceeding $750 million and not exceeding $1 billion; and 0.30% of the portion of the average weekly assets exceeding $1 billion. The services provided to HIAT III under the Investment Management Agreement are comparable to those provided by MS Advisors to High Yield under its Investment Management Agreement with MS Advisors. Pursuant to that agreement, High Yield pays MS Advisors, monthly compensation calculated daily by applying the following annual rates to the net assets of the fund determined as of the close of each business day:
0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.325% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% of the portion of the daily net assets exceeding $3 billion. Each class of shares of High Yield is subject to the same management fee rates.



     HIAT III is a closed-end investment company and therefore does not have a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). High Yield has adopted a 12b-1 Plan for the distribution of its shares, however, there are no 12b-1 fees applicable to High Yield's Class D shares. For information relating to the 12b-1 fees applicable to High Yield's Class A, B and C shares, see the section entitled "Share Class Arrangements" in High Yield's Prospectus, attached hereto.


     OTHER SIGNIFICANT FEES. Both HIAT III and High Yield pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees, registration fees in the case of High Yield and, in the case of HIAT III, listing fees for the listing of its shares on the New York Stock Exchange ("NYSE"). See "Synopsis -- Fee Table" above for the percentage of average net assets represented by such "Other Expenses."


     PURCHASES, EXCHANGES AND REDEMPTIONS. Class D shares of High Yield are currently offered at net asset value and such shares may be redeemed for cash without redemption or other charge at the net asset value per share next determined. Normally, Class D shares of High Yield are offered only to a limited group of investors. Subsequent to the Reorganization, all HIAT III shares will be designated Class D shares of High Yield. However, additional investments (except for reinvestment of distributions received on shares acquired as a result of the Reorganization) in Class D shares of High Yield (or in Class D shares of any other Morgan Stanley Fund) by Shareholders holding such shares may only be made if those Shareholders are otherwise eligible to purchase Class D shares. Class D shares acquired in the Reorganization may, however, be exchanged for Class D shares of another Morgan Stanley Fund pursuant to Class D's exchange privileges discussed below.


     High Yield offers four classes of shares (Class A, Class B, Class C and Class D) which differ principally in terms of sales charges, distribution and service fees, and ongoing expenses. For further information relating to each of the classes of High Yield's shares, see the section entitled "Share Class Arrangements" in High Yield's Prospectus attached hereto.


     Class D shares of High Yield that are held with a broker-dealer that has entered into a selected dealer agreement with High Yield's distributor (or shares held directly with High Yield's transfer agent) may be exchanged for Class D shares of any other Morgan Stanley Fund that offers its shares in more than one class, or any of Morgan Stanley Limited Duration U.S. Treasury Trust, Morgan Stanley Limited Term Municipal Trust, Morgan Stanley Limited Duration Fund and the five Morgan Stanley Funds that are money market funds (the foregoing funds are collectively referred to as the "Exchange Funds"), without the imposition of an exchange fee. Exchange privileges will not be available to Shareholders who hold High Yield shares with broker-dealers that have not entered into a selected dealer agreement with High Yield's distributor.

     High Yield shareholders may redeem their High Yield shares on any business day at the net asset value of such shares. High Yield provides telephone exchange privileges to its shareholders. For greater details relating to exchange privileges applicable to High Yield, see the section entitled "How to Exchange Shares" in High Yield's Prospectus.

     High Yield may redeem involuntarily, at net asset value, most accounts valued at less than $100. However, High Yield offers a reinstatement privilege whereby a shareholder who has not previously exercised such privilege whose shares have been redeemed may, within thirty-five days after the date of redemption, reinstate any portion or all of the proceeds thereof in shares of the same class from which such shares were redeemed.

     Unlike High Yield, HIAT III is a closed-end investment company and does not redeem its shares or engage in the continuous offering of new shares in the same manner as an open-end investment company and does not offer to exchange its shares for shares of other investment companies. Shares of HIAT III are only purchased and sold on the NYSE.

     DIVIDENDS. Both High Yield and HIAT III declare and pay dividends from net investment income monthly. Both High Yield and HIAT III generally distribute all of their net realized short-term and long-term capital gains at least once per year. Each, however, may determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. With respect to High Yield, dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless the shareholder elects to receive cash. All persons who become registered holders of HIAT III are automatically included in HIAT III's automatic dividend reinvestment plan unless they elect to receive distributions in cash. Under that plan, Shareholders' dividends are automatically reinvested in shares of HIAT III at the then current market price of such shares. For more information on HIAT III's dividend reinvestment plan, see Exhibit C to this Proxy Statement and Prospectus.


                             PRINCIPAL RISK FACTORS

     The share price or net asset value of High Yield and the market price per share of HIAT III on the NYSE as well as HIAT III's net asset value will fluctuate with changes in the market value of their respective portfolio securities. The market value of the funds' portfolio securities will increase or decrease due to a variety of economic, market and political factors, including changes in prevailing interest rates, which cannot be predicted. The principal risks of an investment in either High Yield or HIAT III are the risks associated with their respective fixed-income securities which primarily consist of high yield, high risk securities commonly known as "junk bonds." Fixed income securities are subject to two types of risks: credit risk and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

     Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the funds may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent the funds may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the funds' Directors/Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the funds' net asset value.

     In addition to junk bonds, both High Yield and HIAT III invest up to 20% of their assets in investment grade fixed-income securities. Some of these securities have speculative characteristics.

     Both High Yield and HIAT III may invest up to 20% of their total assets in common stocks. In general stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

     Each fund may invest up to 20% of its assets in foreign securities including fixed income securities issued by foreign governments and other foreign issuers (including American depositary receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its total assets in these securities may be denominated in foreign currencies. The funds' investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. In particular, the price of securities could be adversely affected by changes in the exchange rate between U.S. dollars and a foreign market's local currency. Foreign securities (including depositary receipts) also have risks related to economic and political developments abroad, including any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the funds to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the funds' trades effected in those markets.

     The funds may invest in put and call options and futures on their portfolio securities, stock indexes and U.S. and foreign currencies. The funds may use options and futures to protect against a decline in the funds' securities or in currency prices or an increase in prices of securities or currencies that may be purchased, as well as to protect against interest rate changes. If the funds invest in options and/or futures, their participation in these markets would subject the funds' portfolios to certain risks. If the Investment Manager's predictions of movements in the direction of the stock or currency markets are inaccurate, the adverse consequences to the funds (e.g., a reduction in the funds' net asset value or a reduction in the amount of income available for distribution) may leave the funds in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments.

     The foregoing discussion is a summary of the principal risk factors of HIAT III and High Yield. For a more complete discussion of the risks of High Yield, see "Principal Risks" and "Additional Risk Information" in High Yield's Prospectus attached hereto and incorporated herein by reference.

                              THE REORGANIZATION


THE BOARD'S CONSIDERATION

     At a meeting held on July 25, 2002, the Board, including all of the Independent Trustees, unanimously approved the Reorganization Agreement and determined to recommend that HIAT III Shareholders approve the Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the comparative expense ratios of HIAT III and the Class D shares of High Yield, and the effect on Shareholders of "open-ending" HIAT III including, for example, the ability to realize the net asset value of their shares and the potential impact of redemptions on portfolio management. The Board also considered other factors, including, but not limited to: comparable investment objectives, policies, restrictions and portfolios of HIAT III and High Yield; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by HIAT III and High Yield in connection with the Reorganization.

     In recommending the Reorganization to Shareholders, the Board of HIAT III considered the following:


     1. The expense ratio for the Class D shares of High Yield (0.62% for its fiscal year end August 31, 2001; 0.81% for its fiscal year end August 31, 2002) is substantially lower than the expense ratio for HIAT III (1.79% for its fiscal year end January 31, 2002; 2.25% for the twelve months ended August 31,
2002). This is partially attributable to the fact that High Yield's investment management fee rate (0.43% of its net assets) was appreciably lower for its fiscal year end August 31, 2001 (0.48% for its fiscal year end August 31, 2002) than HIAT III's investment management fee rate (0.75%) paid for the twelve months ended August 31, 2001 and August 31, 2002. Furthermore, the rate of other expenses paid by Class D shareholders of High Yield (0.19% of average daily net assets) for its fiscal year end August 31, 2001 (0.33% for its fiscal year end August 31, 2002) was significantly lower than the rate of other expenses paid by HIAT III (1.04% of average daily net assets) for the its last fiscal year and 1.50% for the twelve months ended August 31, 2002. In addition, to the extent that the Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares. Therefore, once the Reorganization is consummated, the expenses which would be borne by Class D shareholders of the "combined fund" are expected to be significantly lower on a percentage basis than the expenses per share of HIAT III.


     2. HIAT III, has generally traded at a premium, but recently has traded at a discount to its net asset value and is, as of the date of this Proxy Statement and Prospectus, trading at a discount. To the extent that HIAT III is trading at a discount on the date of the Reorganization, the Reorganization at net asset value would benefit the Shareholders of HIAT III by immediately eliminating any such discount.


     3. Shareholders of HIAT III would have a continued participation in a portfolio of lower-rated and unrated fixed-income securities.

     4. HIAT III does not currently satisfy certain NYSE listing standards. Therefore, absent the Reorganization, there is a risk that the shares could become ineligible for trading on the NYSE.

     5. Shareholders would have the ability to exchange their Class D shares of High Yield acquired as a result of the Reorganization into Class D shares of any Morgan Stanley Multi-Class Fund without the imposition of any sales charge or additional fees. The Board noted, however, that exchange privileges will not be available to Shareholders who hold High Yield shares with broker-dealers that have not entered into a selected dealer agreement with High Yield's distributor. HIAT III, being a closed-end fund, does not offer any exchange privileges.

     6. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by HIAT III or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

     7. The Board recognized that if at the time of the Reorganization, HIAT III is trading at a premium to its net asset value, HIAT III shareholders would receive High Yield shares with a value less than the amount which could have been realized through a sale of shares in the open market and no material adjustments in High Yield's portfolio will be necessary to accommodate the Reorganization. See "Additional Matters Regarding HIAT III -- History of Public Trading of HIAT III's Shares" below. The Board concluded, however, that the potential benefits of the Reorganization outweighed the potential risk of the elimination of any premium at which the shares trade on the date of the Reorganization.


     The Board of Directors of High Yield, including a majority of the Independent Directors of High Yield, also have determined that the Reorganization is in the best interests of High Yield and its shareholders and that the interests of existing shareholders of High Yield will not be diluted as a result thereof. The transaction will enable High Yield to acquire investment securities which are consistent with High Yield's investment objective, without the costs attendant to the purchase of such securities in the market. Also, the addition of HIAT III's assets to High Yield's portfolio may result in a further reduction in High Yield's investment management fee resulting from the addition of more assets at a lower breakpoint rate in the management fee schedule and may result also in the economies of scale described above. The Board also considered any potential liabilities associated with the pending litigation against HIAT III. See "Additional Information About HIAT III and High Yield -- Litigation." The Board noted in this regard that in connection with the Reorganization, the Investment Manager has agreed to indemnify High Yield against any and all claims, costs and expenses associated with the HIAT III litigation. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the Fund are sufficiently minor to warrant taking the opportunity to realize those benefits.



THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

     The Reorganization Agreement provides that (i) HIAT III will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by HIAT III as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to High Yield on the Closing Date in exchange for the assumption by High Yield of stated liabilities of HIAT III, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of HIAT III prepared by the Treasurer of HIAT III, as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the High Yield Shares; (ii) such High Yield Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) HIAT III would be de-registered as an investment company under the 1940 Act;
(iv) HIAT III would be dissolved as a Massachusetts business trust; and (v) the outstanding shares of HIAT III would be canceled.

     The number of High Yield Shares to be delivered to HIAT III will be determined by dividing the aggregate net asset value of the shares of HIAT III acquired by High Yield by the net asset value per share of the Class D shares of High Yield; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as HIAT III and High Yield may agree (the "Valuation

Date"). As an illustration, assume that on the Valuation Date, the shares of HIAT III had an aggregate net asset value (not including any Cash Reserve of HIAT III) of $100,000. If the net asset value per Class D share of High Yield were $10 per share at the close of business on the Valuation Date, the number of Class D shares of High Yield to be issued would be 10,000 ($100,000 (divided by) $10). These 10,000 Class D shares of High Yield would be distributed to the former shareholders of HIAT III. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.


     On the Closing Date or as soon as practicable thereafter, HIAT III will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the High Yield Shares it receives. Each Shareholder will receive Class D shares of High Yield that corresponds to the shares of HIAT III currently held by that Shareholder. High Yield will cause its transfer agent to credit and confirm an appropriate number of High Yield Shares to each Shareholder. Certificates for High Yield Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of High Yield. Shareholders who wish to receive certificates representing their High Yield Shares must, after receipt of their confirmations, make a written request to High Yield's transfer agent Morgan Stanley Trust, Harborside Financial Center, Jersey City, New Jersey 07311. Shareholders of HIAT III holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of High Yield; however, such Shareholders will not be able to redeem, transfer or exchange the High Yield Shares received until the old certificates have been surrendered.


     The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other agreements, opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement (attached hereto as Exhibit A) and the occurrence of the events described in those Sections, certain of which may be waived by HIAT III or High Yield. The Reorganization Agreement may be amended in any mutually agreeable manner. All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne, as set forth in this Proxy Statement and Prospectus under "Expenses of Solicitation," by HIAT III, which expenses are expected to approximate $100,000. HIAT III and High Yield will bear all of their respective other expenses associated with the Reorganization.


     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by mutual consent of HIAT III, and High Yield. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by March 31, 2003, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

     Under the Reorganization Agreement, within one year after the Closing Date, HIAT III shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of HIAT III that received High Yield Shares. HIAT III shall be de-registered as an investment company under the 1940 Act, dissolved under Massachusetts law promptly following the distributions of shares of High Yield to Shareholders of record of HIAT III.

     The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of HIAT III (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in High Yield Shares at net asset value and without recognition of taxable gain or loss for Federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if HIAT III recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

     Prior to the NYSE's suspension of trading of HIAT III's shares, which is currently expected to occur on the next business day after the Meeting (assuming Shareholders of HIAT III approve the Reorganization Agreement at the Meeting), Shareholders will continue to be able to sell their shares of HIAT III on the NYSE at the market price of the shares on the NYSE when the sell order is placed. Following the suspension of trading, Shareholders will no longer be able to sell their HIAT III shares on the NYSE. On or after the Closing Date, however, Shareholders will be able to redeem their newly-issued shares of High Yield.


TAX ASPECTS OF THE REORGANIZATION

     At least one but not more than 20 business days prior to the Valuation Date, HIAT III will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of HIAT III's investment company taxable income for all periods since the inception of HIAT III through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of HIAT III's net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").


     As a condition to the Reorganization, HIAT III and High Yield will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by HIAT III and High Yield (including a representation to the effect that High Yield has no plan or intention to sell or otherwise dispose of more than 66% of the assets of HIAT III acquired in the Reorganization except for dispositions made in the ordinary course of business):


     1. The transfer of HIAT III's assets in exchange for the High Yield Shares and the assumption by High Yield of certain stated liabilities of HIAT III followed by the distribution by HIAT III of the High Yield Shares to Shareholders in exchange for their HIAT III shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and HIAT III and High Yield will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. No gain or loss will be recognized by High Yield upon the receipt of the assets of HIAT III solely in exchange for the High Yield Shares and the assumption by High Yield of the stated liabilities of HIAT III;

     3. No gain or loss will be recognized by HIAT III upon the transfer of the assets of HIAT III to High Yield in exchange for the High Yield Shares and the assumption by High Yield of the stated liabilities or upon the distribution of High Yield Shares to Shareholders in exchange for their HIAT III shares;

     4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of HIAT III for the High Yield Shares;

     5. The aggregate tax basis for the High Yield Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in HIAT III held by each such Shareholder immediately prior to the Reorganization;

     6. The holding period of the High Yield Shares to be received by each Shareholder will include the period during which the shares of HIAT III surrendered in exchange therefor were held (provided such shares in HIAT III were held as capital assets on the date of the Reorganization);

     7. The tax basis of the assets of HIAT III acquired by High Yield will be the same as the tax basis of such assets of HIAT III immediately prior to the Reorganization; and

     8. The holding period of the assets of HIAT III in the hands of High Yield will include the period during which those assets were held by HIAT III.

     The advice of Counsel is not binding on the Internal Revenue Service or the courts and neither HIAT III nor High Yield has sought or will seek a ruling with respect to the tax treatment of the Reorganization.

     SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED TRANSACTION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. BECAUSE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED TRANSACTION, SHAREHOLDERS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE PROPOSED TRANSACTION.


TAX CONSEQUENCES OF THE REORGANIZATION TO HIAT III AND HIGH YIELD.

     Under the Code, the Reorganization may result in limitations on the utilization of the capital loss carryovers and built-in losses of HIAT III. The effect of any such limitations will depend on the existence and amount of HIAT III's capital loss carryovers and built-in losses at the time of the Reorganization. A fund will have built-in losses in its assets if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization. While the actual amount of such limitation will be determined at the time of the Reorganization, if, for example, the Reorganization had occurred on July 19, 2002, each year only approximately $0.7 million of HIAT III's capital loss carryovers and recognized built-in capital losses would have been able to be used to offset capital gains of the Combined Fund. The Reorganization should not have any effect on the capital loss carryovers and built-in losses of High Yield.


DESCRIPTION OF SHARES OF HIGH YIELD AND HIAT III AND THE ORGANIZATION OF THE
   TWO FUNDS

     Class D shares of High Yield to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by High Yield and transferable without restrictions and will have no preemptive rights. As stated above, Class D shares of High Yield are not subject to any sales charge on purchase or redemption or any 12b-1 fee.

     Shares of HIAT III (the only existing class of which is common) are entitled to one vote for each share held and to vote for the election of Trustees and on other matters submitted to meetings of shareholders. Shares of HIAT III have no pre-emptive or conversion rights and the shares, when issued, are fully paid and non-assessable.

     The shareholders of High Yield are entitled to a full vote for each full common share held. High Yield is authorized to issue an unlimited number of common shares. All common shares of High Yield are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

     High Yield's Articles of Incorporation permits the Directors to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Directors have not presently authorized any such additional series or Classes of shares other than as set forth in High Yield's Prospectus.

     High Yield is not required to hold annual meetings of shareholders and in ordinary circumstances High Yield does not intend to hold such meetings. The Directors may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Articles of Incorporation. Under certain circumstances, the Directors may be removed by the actions of the Directors. In addition, under certain circumstances, the shareholders may call a meeting to remove the Directors and High Yield is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors. HIAT III, whose shares are listed on the NYSE, does hold annual meetings as required by the rules of the NYSE.

     HIAT III is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of HIAT III. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of HIAT III, requires that notice of such HIAT III obligations include such disclaimer, and provides for indemnification out of the HIAT III's property for any shareholder held personally liable for the obligations of HIAT III. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HIAT III itself would be unable to meet its obligations. High Yield is a Maryland corporation. Shareholders of a Maryland Corporation are not personally liable for the obligations of the company.

     HIAT III presently has certain anti-takeover provisions in its Declaration of Trust which could have the effect of limiting the ability of other entities or persons to acquire control of HIAT III, to cause it to engage in certain transactions or to modify its structure. The Board of Trustees is divided into three classes, each having a term of three years. Each year the term of one class expires. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. In addition, the affirmative vote or consent of the holders of 80% of the shares of HIAT III (a greater vote than that required by the 1940 Act and greater than the required vote applicable to business corporations under state law) is required to authorize the conversion of HIAT III from a closed-end to an open-end investment company, or generally to authorize any of the following transactions:

     (i) merger or consolidation of HIAT III with or into any other corporation;

     (ii) issuance of any securities of HIAT III to any person or entity for cash;

     (iii) sale, lease or exchange of all or any substantial part of the assets of HIAT III, to any entity or person (except assets having an aggregate fair market value of less than $1,000,000);

     (iv) sale, lease or exchange to HIAT III, in exchange for securities of HIAT III, of any assets of any entity or person (except assets having an aggregate fair market value of less than $1,000,000)

if such corporation, person or entity is directly, or indirectly through affiliates, the beneficial owner of 5% or more of the outstanding shares of HIAT III. However, such 80% vote or consent will not be required with respect to the foregoing transactions where the Board of Trustees under certain conditions approves the transaction (as the Board has done with respect to the Reorganization), in which case, with respect to (i) and

(iii) above, a majority shareholder vote or consent will be required, and, with respect to (ii) and (iv) above, no shareholder vote or consent would be required. Furthermore, any amendment to the provisions in the Declaration of Trust requiring an 80% shareholder vote or consent for the foregoing transactions similarly requires an 80% shareholder vote or consent.


CAPITALIZATION TABLE (UNAUDITED)


     The following table sets forth the capitalization of High Yield and HIAT III as of August 30, 2002 and on a pro forma combined basis as if the Reorganization had occurred on that date:






                                                                                                        NET ASSET
                                                                                                          VALUE
                                                                 NET ASSETS      SHARES OUTSTANDING     PER SHARE
                                                               --------------   --------------------   ----------
HIAT III ............................................           $ 13,441,638         12,782,079          $ 1.05
High Yield
 (Class A) ..........................................           $ 23,898,234         15,385,078          $ 1.55
 (Class B) ..........................................           $371,572,357        240,155,149          $ 1.55
 (Class C) ..........................................           $ 33,990,656         21,926,352          $ 1.55
 (Class D) ..........................................           $ 86,359,604         55,633,998          $ 1.55
Total High Yield (Class A-D).........................           $515,820,851
Combined Fund (pro forma) (High Yield after the
 Reorganization)
 (Class A) ..........................................           $ 23,898,234         15,385,078          $ 1.55
 (Class B) ..........................................           $371,572,357        240,155,149          $ 1.55
 (Class C) ..........................................           $ 33,990,656         21,926,352          $ 1.55
 (Class D) ..........................................           $ 99,801,242         64,306,023          $ 1.55
 Total Combined Fund (pro forma) (High Yield)
 (Class A-D) ........................................           $529,262,489


APPRAISAL RIGHTS

     Shareholders will have no appraisal rights in connection with the Reorganization.



        COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES AND POLICIES

     HIAT III and High Yield have similar investment objectives. Both HIAT III and High Yield, as a primary investment objective, seek to earn a high level current income. As a secondary investment objective, HIAT III and High Yield seek capital appreciation but only to the extent consistent with their primary objective.

     High Yield invests at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's or lower than BBB by S&P (commonly known as "junk bonds") or in non-rated securities considered by MS Advisors to be appropriate investments for the fund. These lower-rated and unrated fixed income securities may also include "Rule 144A" securities, which are subject to resale restrictions. There are no minimum quality ratings for investments, and as such the fund may invest in securities which no longer make payments of interest or principal. In deciding which securities to buy, hold or sell, MS Advisors considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness, MS Advisors relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by MS Advisors in this regard. High Yield may invest up to 20% of its assets in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality) when MS Advisors believes that such securities may produce attractive yields. The fund's fixed-income securities may include zero coupon securities and payment in kind bonds. Zero coupon securities are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity; payment in kind bonds are purchased at the face amount of the bond and accrue additional principal but make no payments until maturity. High Yield may also invest in common stocks and foreign securities, and, may acquire warrants which may or may not be attached to common stock and may purchase units which combine debt securities with equity securities. Additionally, High Yield may invest up to 10% of its assets in municipal obligations that pay interest exempt from federal income tax. Other than its investment objectives, the foregoing investment policies of High Yield may be changed without shareholder approval.


     HIAT III also invests at least 80% of its assets in the lower-rated and unrated fixed-income securities previously described, as well as Rule 144A securities. Fixed-income securities appropriate for HIAT III and High Yield may include both convertible and nonconvertible debt securities and preferred stock. Under normal conditions, 20% of HIAT III's total assets may be invested in higher-rated fixed-income securities and unrated fixed-income securities of comparable quality and HIAT III also may invest up to 10% of its assets in municipal obligations. HIAT III may also purchase common stocks, foreign securities, money market instruments and may acquire warrants and unit offerings.


     Both High Yield and HIAT III may take temporary "defensive" positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market conditions. Both High Yield and HIAT III may invest any amount of their assets in cash or money market instruments in a defensive posture when MS Advisors believes it is advisable to do so.


     Other than its investment objectives, the foregoing investment policies of HIAT III may be changed without shareholder approval.


     Both High Yield and HIAT III may (i) engage in options and futures transactions, (ii) purchase securities on a when-issued or delayed delivery basis, (iii) purchase securities on a "when, as and if issued" basis, (iv) enter into repurchase agreements, (HIAT III may not invest in repurchase agreements that do not mature within seven days, if any such investments amount to more than 10% of HIAT III's total assets), (v) invest in private placements (up to 15% in the case of High Yield and up to 10% in the case of HIAT III),
(vi) lend their portfolio securities (up to 25% in the case of High Yield and up to 10% in the case of HIAT III), and (vii) invest in public utilities.


     The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the funds. For a more complete discussion of High Yield's policies, see "Principal Investment Strategies" and "Additional Investment Strategy Information" in High Yield's Prospectus and "Description of the Fund and Its Investments and Risks" in High Yield's Statement of Additional Information.


INVESTMENT RESTRICTIONS


     The investment restrictions adopted by HIAT III and High Yield as fundamental policies are substantially similar. HIAT III's investment restrictions and their similarities or differences with High Yield's investment restrictions are summarized below. A full description of High Yield's investment restrictions can be found under the caption "Description of the Fund and Its Investments and Risks -- Fund Policies/Investment Restrictions" in High Yield's Statement of Additional Information. A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

     HIAT III may not:

     1. Acquire common stocks in excess of 20% of its total assets. High Yield has a similar restriction.

     2. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities). High Yield has a similar restriction but as to 100% of its total assets.

     3. As to 75% of its total assets, purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stocks of an issuer are considered as one class. High Yield has a similar restriction but as to 100% of its total assets.

     4. Invest 25% or more of its total assets in securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. High Yield has an identical restriction.

     5. Invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities. High Yield has an identical restriction.

     6. Invest more than 10% of its total assets in securities which are restricted as to disposition under the federal securities laws or otherwise. This restriction shall not apply to securities received as a result of corporate reorganization or similar transaction affecting readily marketable securities already held in HIAT III's portfolio; however, HIAT III will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities exceed 15% of HIAT III's total assets. High Yield, as an open-end investment company, may not invest more than 15% of its assets in illiquid securities.

     7. Invest in securities of any issuer if, to the knowledge of the fund, any officer or trustee of the fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer. High Yield has an identical restriction.

     8. Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein. High Yield has an identical restriction.

     9. Purchase or sell commodities except that the fund may purchase or sell financial futures contracts and related options. High Yield has an identical restriction.

     10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs, except that the fund may invest in securities of companies which invest in or sponsor such programs. High Yield has an identical restriction.

     11. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities. High Yield has an identical restriction.

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. High Yield has an identical restriction.

     13. Borrow money, except that the fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time). High Yield may only borrow for temporary purposes and only in amounts not exceeding 5% of the value of its total assets (not including the amount borrowed).

     14. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 13. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets. High Yield has a substantially similar restriction.

     15. Issue senior securities as defined in the 1940 Act, except insofar as the fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. High Yield is similarly restricted.

     16. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities. High Yield has an identical restriction.

     17. Make short sales of securities. High Yield has an identical restriction.

     18. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. High Yield has an identical restriction.

     19. Engage in the underwriting of securities, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. High Yield has an identical restriction.

     20. Invest for the purpose of exercising control or management of another company. High Yield has an identical restriction.


                     ADDITIONAL MATTERS REGARDING HIAT III

     This section sets forth additional information about HIAT III which is not contained elsewhere in this Proxy Statement and Prospectus.


HISTORY OF PUBLIC TRADING OF HIAT III'S SHARES

     Shares of HIAT III trade on the New York Stock Exchange under the symbol "YLH". The following table shows the history of public trading of the shares of beneficial interest of HIAT III by quarter for the last two fiscal years. The table sets forth the per share high market price and the per share low market price on the NYSE for each completed fiscal quarter and the corresponding net asset value for that market price as well as the discount (expressed as a percentage of net asset value) represented by the difference between the market price and its corresponding net asset value:




                                                           PERCENTAGE                                  PERCENTAGE
                                MARKET       NET ASSET       PREMIUM        MARKET      NET ASSET       PREMIUM
QUARTER ENDED                 PRICE-HIGH       VALUE       (DISCOUNT)     PRICE-LOW       VALUE        (DISCOUNT)
--------------------------   ------------   -----------   ------------   -----------   -----------   -------------
January 31, 2002 .........     $ 1.440        $ 1.29          11.63%       $ 1.340       $ 1.26            6.35%
October 31, 2001 .........     $ 1.680        $ 1.62           3.70%       $ 1.250       $ 1.39          (10.07)%
July 31, 2001 ............     $ 1.730        $ 1.64           5.49%       $ 1.670       $ 1.63            2.45%
April 30, 2001 ...........     $ 3.930        $ 2.35          67.23%       $ 3.080       $ 2.29           34.50%

                                                           PERCENTAGE                                 PERCENTAGE
                                MARKET       NET ASSET       PREMIUM        MARKET      NET ASSET       PREMIUM
QUARTER ENDED                 PRICE-HIGH       VALUE       (DISCOUNT)     PRICE-LOW       VALUE       (DISCOUNT)
--------------------------   ------------   -----------   ------------   -----------   -----------   ------------
January 31, 2001 .........     $ 3.938        $ 2.33          68.99%       $ 2.750       $ 2.36          16.53%
October 31, 2000 .........     $ 4.813        $ 3.30          45.83%       $ 3.625       $ 2.89          25.43%
July 31, 2000 ............     $ 4.688        $ 3.54          32.42%       $ 4.125       $ 3.61          14.27%
April 30, 2000 ...........     $ 4.438        $ 3.82          16.16%       $ 4.063       $ 4.05           2.61%



     On August 30, 2002, the shares traded at a market price of $1.02 with a net asset value of $1.05.



INVESTMENT MANAGER


     HIAT III's investment manager, MS Advisors, maintains its offices at 1221 Avenue of the Americas, New York, New York 10020. MS Advisors, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Investment Advisors Inc. on June 18, 2001. MS Advisors together with Morgan Stanley Services Company Inc. ("MS Services"), its wholly-owned subsidiary, had approximately $125 billion in assets under management as of August 31, 2002. MS Advisors is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley has its offices at 1585 Broadway, New York, New York 10036.


     The Principal Executive Officer and Directors of MS Advisors are Mitchell
M. Merin, President and Chief Executive Officer, Ronald E. Robison, Managing Director and Chief Administrative Officer and Barry Fink, Vice President, Secretary and General Counsel. Messrs. Merin, Robison and Fink also serve as officers of HIAT III.

     MS Advisors and its wholly-owned subsidiary, MS Services, serve in various investment management, advisory, management and administrative capacities to investment companies and pension plans and other institutional and individual investors.

     There are various lawsuits pending against Morgan Stanley involving material amounts which, in the opinion of its management, will be resolved with no material effect on the consolidated financial position of the company.


PORTFOLIO MANAGEMENT

     HIAT III's portfolio is managed by the High Yield Corporate team of the Taxable Fixed-Income Group. Current members of the team include Stephen F. Esser, a Managing Director of HIAT III's Investment Manager, Gordon W. Loery, an Executive Director of HIAT III's Investment Manager, and Deanna L. Loughnane, an Executive Director of HIAT III's Investment Manager.


EXPENSES BORNE BY HIAT III

     Under the Investment Management Agreement, HIAT III is obligated to bear all of the costs and expenses of its operation, except those specifically assumed by the Investment Manager, including, without limitation: charges and expenses of any registrar, custodian or depository appointed by HIAT III for the safekeeping of its cash, portfolio securities or commodities and other property, and any stock transfer or dividend agent or agents appointed by HIAT III; brokers' commissions chargeable to HIAT III in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities or commodities issuance and transfer taxes, and fees payable by the Trust to Federal, state or other governmental agencies; costs and expenses of engraving or printing of certificates representing shares of HIAT III; all costs and expenses in connection with registration and maintenance of registration of HIAT III and of its shares with the Securities and Exchange Commission and various states and other jurisdictions (including filing fees and legal fees and disbursements of counsel); the costs and expense of preparing, printing, including typesetting, and distributing prospectuses for such purposes; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of HIAT III's Investment Manager or any of their corporate affiliates; all expenses incident to the payment of any dividend or distribution program; charges and expenses of any outside pricing services; charges and expenses of legal counsel, including counsel to the Independent Trustees of HIAT III, and independent accountants in connection with any matter relating to HIAT III (not including compensation or expenses of attorneys employed by the Investment Manager); membership dues of industry associations; interest payable on borrowings; fees and expenses incident to the listing of HIAT III's shares on any stock exchange; postage; insurance premiums on property or personnel (including officers and Trustees) of HIAT III which inure to its benefit; extraordinary expenses (including, but not limited to legal claims, liabilities, litigation costs and any indemnification related thereto); and all other charges and costs of HIAT III's operations unless otherwise explicitly provided in the Investment Management Agreement.


             ADDITIONAL INFORMATION ABOUT HIAT III AND HIGH YIELD


GENERAL

     HIAT III was organized as a "Massachusetts business trust" under the laws of the Commonwealth of Massachusetts on November 23, 1988 and commenced operations as a closed-end registered investment company on February 28, 1989. For a discussion of the organization and operation of High Yield, see "Fund Management" and "Investment Objective" in High Yield's Prospectus.

     The Board of Trustees of HIAT III and the Board of Directors of High Yield oversee the management of the funds but do not themselves manage the funds. The Trustees/Directors review various services provided by or under the direction of the Investment Manager to ensure that the funds' general investment policies and programs are properly carried out. The Trustees/Directors also conduct their review to ensure that administrative services are provided to the funds in a satisfactory manner.

     Under state law, the duties of the Trustees/Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee/Director to exercise his or her powers in the interest of each fund and not the Trustee's/Director's own interest or the interest of another person or organization. A Trustee/Director satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee/Director reasonably believes to be in the best interest of each fund and its shareholders.


LITIGATION

     Last year, a purported class action lawsuit was filed against HIAT III and its Investment Manager, among others, in the District Court for the Southern District of New York alleging that HIAT III violated the federal securities laws and New York common law by investing more than 25% of its assets in a single industry or group of industries -- specifically, telecommunications -- without first obtaining shareholder approval. The amended class action complaint alleges that HIAT III's decline in its net asset value during the period August 1998 through August 2001 was caused by HIAT III overconcentrating its assets in the telecommunications industry or industries, and further, that HIAT III was not allowed to concentrate more than 25% of its assets in this single industry or group of industries under the its Registration Statement and federal securities laws without first obtaining shareholder approval.

     HIAT III and its Investment Manager have filed a motion to dismiss the amended class action complaint and intend to vigorously defend the allegations against it. The motion to dismiss is fully briefed and HIAT III is awaiting the Court's decision on the motion. In order to ensure that High Yield is not, subsequent to the Merger, adversely affected by the HIAT III litigation, the Investment Manager has agreed to indemnify High Yield against any and all claims, costs and expenses associated with the HIAT III litigation.


FINANCIAL INFORMATION

     For certain financial information about High Yield, see "Financial Highlights" and "Past Performance" in High Yield's Prospectus, and for certain financial information about HIAT III, see HIAT III's Annual Report for its fiscal year ended January 31, 2002 and succeeding Semi-Annual Report for the six months ended July 31, 2002.


MANAGEMENT

     For information about the respective Board of Directors, Investment Manager, and the Distributor of High Yield, see "Fund Management" in High Yield's Prospectus and "Investment Management and Other Services" in High Yield's Statement of Additional Information and, with respect to HIAT III, see "Additional Matters Regarding HIAT III" above.


DESCRIPTION OF SECURITIES AND SHAREHOLDER INQUIRIES

     For a description of the nature and most significant attributes of shares of HIAT III and High Yield, and information regarding shareholder inquiries, see the discussion herein under "The Reorganization--Description of Shares of High Yield and HIAT III" and "Available Information" as well as "Capital Stock and Other Securities" in High Yield's Statement of Additional Information.


CUSTODIAN AND TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for each of HIAT III's and High Yield's shares and the Dividend Disbursing Agent for payment of dividends and distributions on their respective shares. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311. The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of the assets of both HIAT III and High Yield.


DIVIDENDS, DISTRIBUTIONS AND TAXES

     For a discussion of High Yield's and HIAT III's policies with respect to dividends, distributions and taxes, see "Distributions" and "Tax Consequences" in High Yield's Prospectus and "Dividends and Distributions; Automatic Dividend Reinvestment Plan" in HIAT III's Prospectus.


PURCHASES AND REDEMPTIONS

     For a discussion of how High Yield's shares may be purchased and redeemed, see "How to Buy Shares," "How to Exchange Shares" and "How to Sell Shares" in High Yield's Prospectus.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


     For a discussion of High Yield's performance, see management's letter to shareholders in its Annual Report for its fiscal year ended August 31, 2002, accompanying this Proxy Statement and Prospectus. For a discussion of the performance of HIAT III, see HIAT III's Annual Report for its fiscal year ended January 31, 2002 and the Semi-Annual Report for the six months ended July 31, 2002.



                        FINANCIAL STATEMENTS AND EXPERTS


     The financial statements of High Yield, for the year ended August 31, 2002, and the financial statements of HIAT III for the year ended January 31, 2002 have been audited by Deloitte & Touche LLP, independent auditors, and are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part. These financial statements have been incorporated by reference in reliance upon such reports given upon the authority of Deloitte & Touche LLP, as experts in accounting and auditing.



                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of High Yield will be passed upon by Mayer, Brown, Rowe & Maw, New York, New York. Such firm will rely on Maryland counsel as to matters of Maryland law.


                             AVAILABLE INFORMATION


     Additional information about HIAT III and High Yield is available, as applicable, in the following documents which are incorporated herein by reference: (i) High Yield's Prospectus dated September 30, 2002, attached to this Proxy Statement and Prospectus, which Prospectus forms a part of Post-Effective Amendment No. 28 to High Yield's Registration Statement on Form N-1A (File Nos. 2-64782; 811-2932 (ii) High Yield's Annual Report for its fiscal year ended August 31, 2002, accompanying this Proxy Statement and Prospectus; and (iii) HIAT III's Annual Report for its fiscal year ended January 31, 2002 and its succeeding Semi-Annual Report for the six months ended July 31, 2002. The foregoing documents may be obtained without charge by calling (800) 869-NEWS (toll-free).


     HIAT III and High Yield are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about HIAT III and High Yield which are of public record can be inspected and copied at public reference facilities maintained by the Commission at Room 1204, Judiciary Plaza, 450 Fifth Street, NW, Washington, D.C. 20549 and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     The shares of beneficial interest of HIAT III are listed on the NYSE and, in accordance with the requirements of the NYSE, HIAT III files proxy materials, reports and other information with the NYSE. These materials can be inspected at the New York Stock Exchange located at 11 Wall Street, New York, NY 10005 or by telephoning the NYSE at (212) 656-3000.


                                 OTHER BUSINESS

     Management of HIAT III knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


                                        By Order of the Board of Trustees,




                                        Barry Fink,
                                        Secretary



October 3, 2002

                                                                      EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 25th day of July, 2002, by and between MORGAN STANLEY HIGH YIELD SECURITIES INC., a Maryland corporation ("High Yield") and MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST III, a Massachusetts business trust ("HIAT III").

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to High Yield of substantially all of the assets of HIAT III in exchange for the assumption by High Yield of all stated liabilities of HIAT III and the issuance by High Yield of Class D shares of beneficial interest, par value $0.01 per share (the "High Yield Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of HIAT III in liquidation of HIAT III as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. THE REORGANIZATION AND LIQUIDATION OF HIAT III

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, HIAT III agrees to assign, deliver and otherwise transfer the HIAT III Assets (as defined in paragraph 1.2) to High Yield and High Yield agrees in exchange therefor to assume all of HIAT III stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to HIAT III the number of High Yield Shares, including fractional High Yield Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 (a) The "HIAT III Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by HIAT III, and any deferred or prepaid expenses shown as an asset on HIAT III's books on the Valuation Date.

     (b) On or prior to the Valuation Date, HIAT III will provide High Yield with a list of all of HIAT III assets to be assigned, delivered and otherwise transferred to High Yield and of the stated liabilities to be assumed by High Yield pursuant to this Agreement. HIAT III reserves the right to sell any of the securities on such list but will not, without the prior approval of High Yield, acquire any additional securities other than securities of the type in which High Yield is permitted to invest and in amounts agreed to in writing by High Yield. High Yield will, within a reasonable time prior to the Valuation Date, furnish HIAT III with a statement of High Yield's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to High Yield's investment objective, policies and restrictions. In the event that HIAT III holds any investments that High Yield is not permitted to hold, HIAT III will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of HIAT III and High Yield, when aggregated, would contain investments exceeding certain percentage limitations imposed upon High Yield with respect to such investments, HIAT III if requested by High Yield will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

     1.3 (a) HIAT III will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. High Yield will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of HIAT III prepared by the Treasurer of HIAT III, as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     (b) On the Valuation Date, HIAT III may establish a cash reserve, which shall not exceed 5% of HIAT III's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by HIAT III and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

     1.4 In order for HIAT III to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, HIAT III will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

     1.5 On the Closing Date or as soon as practicable thereafter, HIAT III will distribute High Yield Shares received by HIAT III pursuant to paragraph
1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("HIAT III Shareholders"). Each HIAT III Shareholder will receive Class D shares of High Yield. Such distribution will be accomplished by an instruction, signed by the Secretary of HIAT III, to transfer High Yield Shares then credited to HIAT III's account on the books of High Yield to open accounts on the books of High Yield in the names of the HIAT III Shareholders and representing the respective pro rata number of High Yield Shares due such HIAT III Shareholders. All issued and outstanding shares of HIAT III simultaneously will be canceled on HIAT III's books; however, share certificates representing interests in HIAT III will represent a number of High Yield Shares after the Closing Date as determined in accordance with paragraph
2.3. High Yield will issue certificates representing High Yield Shares in connection with such exchange only upon the written request of a HIAT III Shareholder.

     1.6 Ownership of High Yield Shares will be shown on the books of High Yield's transfer agent. High Yield Shares will be issued in the manner described in High Yield's current Prospectus and Statement of Additional Information.

     1.7 Any transfer taxes payable upon issuance of High Yield Shares in a name other than the registered holder of High Yield Shares on HIAT III's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom High Yield Shares are to be issued and transferred.

     1.8 Any reporting responsibility of HIAT III is and shall remain the responsibility of HIAT III up to and including the date on which HIAT III is dissolved pursuant to paragraph 1.9.

     1.9 Within one year after the Closing Date, HIAT III shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of HIAT III as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of HIAT III, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of HIAT III for federal income tax purposes, or (ii) be subject to a waiver under

Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. HIAT III shall be dissolved under Massachusetts law, promptly following the making of all distributions pursuant to paragraph
1.5 (and, in any event, within one year after the Closing Date).

     1.10 Copies of all books and records maintained on behalf of HIAT III in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of High Yield or their designee and High Yield or its designee shall comply with applicable record retention requirements to which HIAT III is subject under the 1940 Act.


2. VALUATION

     2.1 The value of the HIAT III Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of HIAT III of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in HIAT III's initial registration statement on Form N-2 dated June 17, 1987 which procedures are similar to the valuation procedures in High Yield's then current Prospectus and Statement of Additional Information.

     2.2 The net asset value of a High Yield Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in High Yield's then current Prospectus and Statement of Additional Information.

     2.3 The number of High Yield Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of HIAT III shares (determined in accordance with paragraph 2.1) by the net asset value per share of Class D shares of High Yield (determined in accordance with paragraph 2.2). For purposes of this paragraph, the aggregate net asset value of the shares of HIAT III shall not include the amount of the Cash Reserve.

     2.4 All computations of value shall be made by Morgan Stanley Services Company Inc. ("MS Services") in accordance with its regular practice in pricing High Yield. High Yield shall cause MS Services to deliver a copy of its valuation report at the Closing.


3. CLOSING AND CLOSING DATE


     3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time on December 16, 2002, or at such other time as the parties may agree. The Closing shall be held at 1221 Avenue of the Americas, New York, New York, at the principal offices of HIAT III and High Yield. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.


     3.2 Portfolio securities held by HIAT III and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the "Custodian"), as custodian for High Yield, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by HIAT III to the Custodian for the account of High Yield on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "The Bank of New York, Custodian for Morgan Stanley High Yield Securities Inc."


     3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both High Yield and HIAT III, accurate appraisal of the value of the net assets of High Yield or the HIAT III Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.


     3.4 If requested, HIAT III shall deliver to High Yield or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the HIAT III Shareholders and the number and percentage ownership of outstanding HIAT III shares owned by each such HIAT III Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the HIAT III Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. High Yield shall issue and deliver to such Secretary a confirmation evidencing delivery of High Yield Shares to be credited on the Closing Date to HIAT III or provide evidence satisfactory to HIAT III that such High Yield Shares have been credited to HIAT III's account on the books of High Yield. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


4. COVENANTS OF HIGH YIELD AND HIAT III


     4.1 Except as otherwise expressly provided herein with respect to HIAT III, High Yield and HIAT III each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.


     4.2 High Yield will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to High Yield Shares ("Registration Statement"). HIAT III will provide High Yield with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. HIAT III will further provide High Yield with such other information and documents relating to HIAT III as are reasonably necessary for the preparation of the Registration Statement.


     4.3 HIAT III will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. HIAT III will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that High Yield will furnish HIAT III with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to High Yield as is reasonably necessary for the preparation of the Proxy Materials.


     4.4 HIAT III will assist High Yield in obtaining such information as High Yield reasonably requests concerning the beneficial ownership of HIAT III shares.

     4.5 Subject to the provisions of this Agreement, High Yield and HIAT III will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.


     4.6 HIAT III shall furnish or cause to be furnished to High Yield within 30 days after the Closing Date a statement of HIAT III's assets and liabilities as of the Closing Date, which statement shall be certified by HIAT III's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, HIAT III shall furnish High Yield, in such form as is reasonably satisfactory to High Yield, a statement certified by HIAT III's Treasurer of earnings and profits of HIAT III for Federal income tax purposes that will be carried over to High Yield pursuant to Section 381 of the Code.


     4.7 As soon after the Closing Date as is reasonably practicable, HIAT III
(a) shall prepare and file all Federal and other tax returns and reports of HIAT III required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).


     4.8 High Yield agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


5. REPRESENTATIONS AND WARRANTIES


     5.1 High Yield represents and warrants to HIAT III as follows:


     (a) High Yield is a validly existing Maryland corporation with full power to carry on its business as presently conducted;


     (b) High Yield is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;


     (c) All of the issued and outstanding shares of High Yield have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of High Yield are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and High Yield is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;


     (d) The current Prospectus and Statement of Additional Information of High Yield conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) High Yield is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of High Yield's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which High Yield is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against High Yield or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and High Yield knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;



     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended August 31, 2002, of High Yield audited by Deloitte & Touche LLP (copies of which have been furnished to HIAT III), fairly present, in all material respects, High Yield's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of High Yield (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;


     (h) All issued and outstanding High Yield Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in High Yield's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to the Registration Statement. High Yield does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

     (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of High Yield, and this Agreement constitutes a valid and binding obligation of High Yield enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with High Yield's performance of this Agreement;

     (j) High Yield Shares to be issued and delivered to HIAT III, for the account of the HIAT III Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued High Yield Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in High Yield's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to the Registration Statement;

     (k) All material Federal and other tax returns and reports of High Yield required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of High Yield's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, High Yield has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of High Yield to continue to meet the requirements of Subchapter M of the Code;

     (m) Since August 31, 2002 there has been no change by High Yield in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

     (n) The information furnished or to be furnished by High Yield for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to High Yield) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

   5.2 HIAT III represents and warrants to High Yield as follows:

     (a) HIAT III is a series of a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

     (b) HIAT III is a duly registered, closed-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (c) All of the issued and outstanding shares of beneficial interest of HIAT III have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of HIAT III are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and HIAT III is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

     (d) The Registration Statement of HIAT III on Form N-2 conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) HIAT III is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of HIAT III's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which HIAT III is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against HIAT III or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and HIAT III knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of HIAT III for the year ended January 31, 2002, audited by Deloitte & Touche LLP (copies of which have been or will be furnished to High Yield) fairly present, in all material respects, HIAT III's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of HIAT III (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

     (h) HIAT III has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (i) All issued and outstanding shares of HIAT III are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "The Reorganization -- Description of Shares of High Yield and HIAT III and the Organization of the Two Funds" in this Proxy Statement and Prospectus. HIAT III does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to High Yield pursuant to paragraph 3.4;

     (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of HIAT III, and subject to the approval of HIAT III's shareholders, this Agreement constitutes a valid and binding obligation of HIAT III, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with HIAT III's performance of this Agreement;

     (k) All material Federal and other tax returns and reports of HIAT III required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of HIAT III's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, HIAT III, has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of HIAT III to continue to meet the requirements of Subchapter M of the Code;

     (m) At the Closing Date, HIAT III will have good and valid title to the HIAT III Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by HIAT III which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, High Yield will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

     (n) On the effective date of the Registration Statement, at the time of the meeting of HIAT III's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective High Yield Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by HIAT III for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

     (o) HIAT III will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

     (p) HIAT III has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

     (q) HIAT III is not acquiring High Yield Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF HIAT III

     The obligations of HIAT III to consummate the transactions provided for herein shall be subject, at its election, to the performance by High Yield of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of High Yield contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 High Yield shall have delivered to HIAT III, a certificate of its President and Treasurer, in a form reasonably satisfactory to HIAT III and dated as of the Closing Date, to the effect that the representations and warranties of High Yield made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as HIAT III shall reasonably request;

     6.3 HIAT III shall have received a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to High Yield, dated as of the Closing Date, to the effect that:

     (a) High Yield is a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) High Yield is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by High Yield and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by HIAT III, is a valid and binding obligation of High Yield enforceable against High Yield in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) High Yield Shares to be issued to HIAT III Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption "Capital Stock and Other Securities" in High Yield's Statement of Additional Information), and no shareholder of High Yield has any preemptive rights to subscription or purchase in respect thereof (Maryland counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate High Yield's Articles of Incorporation or By-Laws (Maryland counsel may be relied upon in delivering such opinion); and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by High Yield of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and


     6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment management fees from those described in High Yield's Prospectus dated September 30, 2002 and Statement of Additional Information dated September 30, 2002.



7. CONDITIONS PRECEDENT TO OBLIGATIONS OF HIGH YIELD

     The obligations of High Yield to complete the transactions provided for herein shall be subject, at its election, to the performance by HIAT III of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of HIAT III contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 HIAT III shall have delivered to High Yield at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to High Yield and dated as of the Closing Date, to the effect that the representations and warranties of HIAT III made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as High Yield shall reasonably request;

     7.3 HIAT III shall have delivered to High Yield a statement of the HIAT III Assets and its liabilities, together with a list of HIAT III's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of HIAT III;

     7.4 HIAT III shall have delivered to High Yield within three business days after the Closing (a) a letter from PricewaterhouseCoopers LLP with respect to the taxable year ended January 31, 2000, and a letter from Deloitte & Touche for the taxable years ended January 31, 2001 and 2002, each dated as of the Closing Date stating that such respective firm has performed a limited review of the Federal and state income tax returns of HIAT III for each of the respective taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of HIAT III for the periods covered thereby; (b) a letter from Deloitte & Touche LLP dated as of the date of the Closing Date stating that for the period from January 31, 2002 to and including the Closing Date, Deloitte & Touche LLP has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from January 31, 2002 to and including the Closing Date. Each respective letter shall contain a statement that based on such limited reviews, nothing came to their respective attention that caused them to believe that HIAT III would not qualify as a regulated investment company for Federal income tax purposes for any such year or period;


     7.5 High Yield shall have received at the Closing a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to HIAT III, dated as of the Closing Date to the effect that:

     (a) HIAT III is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) HIAT III is a duly registered, closed-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by HIAT III and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by High Yield, is a valid and binding obligation of HIAT III enforceable against HIAT III in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate HIAT III's Declaration of Trust or By-Laws (Massachusetts counsel may be relied upon in delivering such opinion); and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by HIAT III of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     7.6 High Yield shall receive from the Investment Manager an agreement to indemnify High Yield against any losses, claims and expenses associated with the litigation that has been initiated against HIAT III in a form reasonably satisfactory to High Yield.

     7.7 On the Closing Date, the HIAT III Assets shall include no assets that High Yield, by reason of limitations of the fund's Articles of Incorporation or otherwise, may not properly acquire.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF HIGH YIELD AND HIAT III

     The obligations of HIAT III and High Yield hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of HIAT III in accordance with the provisions of HIAT III's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to High Yield;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by High Yield or HIAT III to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of High Yield or HIAT III;

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 HIAT III shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the HIAT III Shareholders all of HIAT III's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

     8.6 The parties shall have received the opinion of the law firm of Mayer, Brown, Rowe & Maw (based on such representations as such law firm shall reasonably request), addressed to High Yield and HIAT III, which opinion may be relied upon by the shareholders of HIAT III, substantially to the effect that, for Federal income tax purposes:

     (a) The transfer of HIAT III's assets in exchange for High Yield Shares and the assumption by High Yield of certain stated liabilities of HIAT III followed by the distribution by HIAT III of High Yield Shares to the HIAT III Shareholders in exchange for their HIAT III shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and HIAT III and High Yield will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) No gain or loss will be recognized by High Yield upon the receipt of the assets of HIAT III solely in exchange for High Yield Shares and the assumption by High Yield of the stated liabilities of HIAT III;

     (c) No gain or loss will be recognized by HIAT III upon the transfer of the assets of HIAT III to High Yield in exchange for High Yield Shares and the assumption by High Yield of the stated liabilities or upon the distribution of High Yield Shares to the HIAT III Shareholders in exchange for their HIAT III shares;

     (d) No gain or loss will be recognized by the HIAT III Shareholders upon the exchange of the HIAT III shares for High Yield Shares;

     (e) The aggregate tax basis for High Yield Shares received by each HIAT III Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the HIAT III Shares held by each such HIAT III Shareholder immediately prior to the Reorganization;

     (f) The holding period of High Yield Shares to be received by each HIAT III Shareholder will include the period during which the HIAT III Shares surrendered in exchange therefor were held (provided such HIAT III Shares were held as capital assets on the date of the Reorganization);

     (g) The tax basis of the assets of HIAT III acquired by High Yield will be the same as the tax basis of such assets to HIAT III immediately prior to the Reorganization; and

     (h) The holding period of the assets of HIAT III in the hands of High Yield will include the period during which those assets were held by HIAT III.

     Notwithstanding anything herein to the contrary, neither High Yield nor HIAT III may waive the conditions set forth in this paragraph 8.6.

9. FEES AND EXPENSES

     9.1 (a) High Yield shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. HIAT III shall bear, as set forth in the Proxy Statement and Prospectus contained in the Registration Statement, its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses incurred in connection with the consummation of the transactions contemplated herein. HIAT III shall bear any other expenses in connection with the provisions of this Agreement including certain other legal and accounting fees and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

     (b) In the event the transactions contemplated herein are not consummated by reason of HIAT III being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to HIAT III's obligations specified in this Agreement), HIAT III's only obligation hereunder shall be to reimburse High Yield for all reasonable out-of-pocket fees and expenses incurred by High Yield in connection with those transactions.

     (c) In the event the transactions contemplated herein are not consummated by reason of High Yield being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to High Yield's obligations specified in this Agreement), High Yield's only obligation hereunder shall be to reimburse HIAT III for all reasonable out-of-pocket fees and expenses incurred by HIAT III in connection with those transactions.


10. ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of HIAT III hereunder shall not survive the dissolution and complete liquidation of HIAT III in accordance with Section 1.9.


11. TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

       (a) by the mutual written consent of HIAT III and High Yield;

       (b) by either High Yield or HIAT III by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before March 31, 2003; or

       (c) by either High Yield or HIAT III in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if
   (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the HIAT III shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1 (a) or
(b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of High Yield or HIAT III, or the trustees or officers of High Yield or HIAT III, to any other party or its trustees or officers.


     (b) Termination of this Agreement pursuant to paragraph 11.1 (c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of High Yield or HIAT III, or the trustees or officers of High Yield or HIAT III, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.


12. AMENDMENTS


     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.


13. MISCELLANEOUS


     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.



     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.


     13.5 The obligations and liabilities of High Yield hereunder are solely those of High Yield. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of High Yield shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of High Yield and signed by authorized officers of High Yield acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.


     13.6 The obligations and liabilities of HIAT III hereunder are solely those of HIAT III. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of HIAT III shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of HIAT III and signed by authorized officers of HIAT III acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.



                                MORGAN STANLEY HIGH INCOME
                                ADVANTAGE TRUST III



                                By: ----------------------------
                                    Name:  Charles A. Fiumefreddo
                                    Title: Chairman




                                MORGAN STANLEY
                                HIGH YIELD SECURITIES INC.




                                By: ----------------------------
                                    Name:  Barry Fink
                                    Title: Vice President

                                                                       EXHIBIT B

                                                           [MORGAN STANLEY LOGO]

Morgan Stanley High Yield Securities

A mutual fund whose primary investment
objective is to earn a high level of
current income. As a secondary objective,        [COVER PHOTO]
the Fund seeks capital appreciation but
only to the extent consistent with its
primary objective.

                                                 Prospectus | September 30, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

The Fund                        INVESTMENT OBJECTIVES............................                   1
                                PRINCIPAL INVESTMENT STRATEGIES..................                   1
                                PRINCIPAL RISKS..................................                   2
                                PAST PERFORMANCE.................................                   3
                                FEES AND EXPENSES................................                   5
                                ADDITIONAL INVESTMENT STRATEGY INFORMATION.......                   6
                                ADDITIONAL RISK INFORMATION......................                   7
                                FUND MANAGEMENT..................................                   8

Shareholder Information         PRICING FUND SHARES..............................                   9
                                HOW TO BUY SHARES................................                   9
                                HOW TO EXCHANGE SHARES...........................                  11
                                HOW TO SELL SHARES...............................                  12
                                DISTRIBUTIONS....................................                  14
                                TAX CONSEQUENCES.................................                  14
                                SHARE CLASS ARRANGEMENTS.........................                  15

Financial Highlights            .................................................                  22

Morgan Stanley Funds            .................................................   INSIDE BACK COVER

                                THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE
                                READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The Fund

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Morgan Stanley High Yield Securities Inc. seeks as a primary investment objective to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[End Sidebar]

The Fund will normally invest at least 80% of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's Investors Service ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P") or in non-rated securities considered by the Fund's Investment Manager to be appropriate investments for the Fund. Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. Shareholders of the Fund will receive at least 60 days prior notice of any changes in this policy. Securities rated below Baa or BBB are commonly known as "junk bonds." There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal.

In deciding which securities to buy, hold or sell, the Investment Manager considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness, the Investment Manager relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by the Investment Manager in this regard.

Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Fund's fixed-income investments may include zero coupon securities and payment-in-kind bonds. Zero coupon securities are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity; payment-in-kind bonds are purchased at the face amount of the bond and accrue additional principal but make no payments until maturity.

The remaining 20% of the Fund's assets may be invested in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality when the Investment Manager believes that such securities may produce attractive yields.) The Fund may also invest in common stocks, asset-backed securities, convertible securities, warrants and foreign securities.

In pursuing the Fund's investment objectives, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objectives. The Fund's share price and yield will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Fixed-Income Securities. Principal risks of investing in the Fund are associated with its junk bond investments. All fixed-income securities, such as junk bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                                             Price per $100 of a Bond if Interest Rates:
                                            ----------------------------------------------
How Interest Rates Affect Bond Prices              Increase                Decrease
------------------------------------------------------------------------------------------
Bond Maturity                       Yield       1%          2%          1%          2%
------------------------------------------------------------------------------------------
 1 year                              2.04%      $99         $98        $101        $102
------------------------------------------------------------------------------------------
 5 years                             4.30%      $96         $92        $105        $109
------------------------------------------------------------------------------------------
 10 years                            5.05%      $93         $86        $108        $117
------------------------------------------------------------------------------------------
 30 years                            5.65%      $87         $77        $115        $135
------------------------------------------------------------------------------------------

Yields on Treasury securities are as of December 31, 2001. The table is not representative of price changes for junk bonds. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley mutual fund.

Junk Bonds. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value. In addition to junk bonds, the Fund may also invest in certain investment grade fixed-income securities. Some of these securities have speculative characteristics.

The performance of the Fund also will depend on whether or not the Investment Manager is successful in applying the Fund's investment strategies. The Fund is subject to other risks from its permissible investments including the risks associated with its investments in common stocks, asset-backed securities, warrants and foreign securities. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's Class D shares has varied from year to year over the past 10 calendar years.
[End Sidebar]


ANNUAL TOTAL RETURNS -- Calendar Years

1992 24.22%
'93  31.59%
'94  -7.15%
'95  17.13%
'96  13.27%
'97  12.90%
'98  -2.63%
'99  2.77%
2000 -30.61%
'01  -26.91%

The bar chart reflects the performance of Class D shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of June 30, 2002 was -5.14%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.06% (quarter ended March 31, 1992) and the lowest return for a calendar quarter was -19.49% (quarter ended December 31, 2000).

[Sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual total returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
[End Sidebar]

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2001)
---------------------------------------------------------------------------------------
                                          Past 1 Year     Past 5 Years   Past 10 Years
---------------------------------------------------------------------------------------
Class A - Returns Before Taxes(1)           -30.22%         -11.52%          0.76%
---------------------------------------------------------------------------------------
Class A - Returns After Taxes on
Distributions(1,4)                          -34.65%         -16.03%         -4.05%
---------------------------------------------------------------------------------------
Class A - Returns After Taxes on
Distributions and Sale of Fund
Shares(1)                                   -17.91%          -9.64%         -0.64%
---------------------------------------------------------------------------------------
Class B(2)                                  -30.65%             --             --
---------------------------------------------------------------------------------------
Class C(2)                                  -28.51%             --             --
---------------------------------------------------------------------------------------
Class D - Returns Before Taxes(3)           -26.91%         -10.54%          1.44%
---------------------------------------------------------------------------------------
Class D - Returns After Taxes on
Distributions(3,4)                          -31.63%         -15.18%         -3.49%
---------------------------------------------------------------------------------------
Class D - Returns After Taxes on
Distributions and Sale of Fund
Shares(3)                                   -15.88%          -8.99%         -0.16%
---------------------------------------------------------------------------------------
Lehman Brothers U.S. Corporate
High Yield Index(5)                           5.28%           3.11%          7.58%
---------------------------------------------------------------------------------------

(1) Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 5.50% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.
(2)  Classes B and C commenced operations on July 28, 1997.
(3) Because all shares of the Fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.
(4) These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
(5) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

The above table shows after tax returns for the Fund's Class A and Class D Shares. The after tax returns for the Fund's other Classes will vary from the Class A and Class D shares' returns. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares:
Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended August 31, 2002.
[End Sidebar]


                                                              Class A   Class B   Class C   Class D
---------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                 4.25%(1) None      None      None
---------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage based on the lesser of the offering price
 or net asset value at redemption)                            None(2)    5.00%(3)  1.00%(4) None
---------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
 Management fee                                                0.48%     0.48%     0.48%     0.48%
---------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.18%     0.75%     0.85%    None
---------------------------------------------------------------------------------------------------
 Other expenses                                                0.33%     0.33%     0.33%     0.33%
---------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                          0.99%     1.56%     1.66%     0.81%
---------------------------------------------------------------------------------------------------

(1)  Reduced for purchases of $25,000 and over.
(2) Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
(4)  Only applicable if you sell your shares within one year after purchase.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                        If You SOLD Your Shares:              If You HELD Your Shares:
-----------------------------------------------------  ----------------------------------
                   1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------  ----------------------------------
 Class A            $522    $727    $  949    $1,586    $522    $727     $949     $1,586
-----------------------------------------------------  ----------------------------------
 Class B            $659    $793    $1,050    $1,856    $159    $493     $850     $1,856
-----------------------------------------------------  ----------------------------------
 Class C            $269    $523    $  902    $1,965    $169    $523     $902     $1,965
-----------------------------------------------------  ----------------------------------
 Class D            $ 83    $259    $  450    $1,002    $ 83    $259     $450     $1,002
-----------------------------------------------------  ----------------------------------

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
This section provides additional information relating to the Fund's principal investment strategies.

Common Stocks. The Fund may invest up to 20% of its assets in common stocks.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans and credit card receivables or home equity loans that have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Foreign Securities. The Fund may invest up to 20% of its assets in fixed-income securities issued by foreign governments and other foreign issuers (including American depositary receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its total assets in these securities may be denominated in foreign currencies.

Warrants. The Fund may acquire warrants which may or may not be attached to common stock. Warrants are options to purchase equity securities at a specific price for a specific period of time.

Unit Offerings/Convertible Securities. The Fund may purchase units which combine debt securities with equity securities and/or warrants. The Fund may invest in convertible securities which are securities that generally pay interest and may be converted into common stock.

Defensive Investing. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
This section provides additional information relating to the principal risks of investing in the Fund.

Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Foreign Securities. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. In particular, the price of securities could be adversely affected by changes in the exchange rate between U.S. dollars and a foreign market's local currency.

Foreign securities also have risks related to economic and political developments abroad, including any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Fund's trades effected in those markets.

Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Unit Offerings/Convertible Securities. Any Fund investments in unit offerings and/or convertible securities may carry risks associated with both fixed-income and equity securities.

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $125 billion in assets under management as of August 31, 2002.
[End Sidebar]


The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020.

The Fund's portfolio is managed by the Taxable Fixed-Income team. Current members of the team include Stephen F. Esser, a Managing Director of the Investment Manager, Gordon W. Loery, an Executive Director of the Investment Manager, and Deanna L. Loughnane, an Executive Director of the Investment Manager.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended August 31, 2002 the Fund accrued total compensation to the Investment Manager amounting to 0.48% of the Fund's average daily net assets.

Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------

The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Directors. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Family of Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
[End Sidebar]

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

[Sidebar]
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]


MINIMUM INVESTMENT AMOUNTS
--------------------------------------------------------------------------------
                                                             Minimum Investment
                                                             -------------------
Investment Options                                           Initial  Additional
--------------------------------------------------------------------------------
 Regular accounts                                            $1,000     $100
--------------------------------------------------------------------------------
 Individual Retirement Account                               $1,000     $100
--------------------------------------------------------------------------------
 Coverdell Education Savings Account                         $ 500      $100
--------------------------------------------------------------------------------
 EasyInvest(SM)
 (Automatically from your checking or
 savings account or Money Market Fund)                       $ 100*     $100*
--------------------------------------------------------------------------------

*  Provided your schedule of investments totals $1,000 in twelve months.

There is no minimum investment amount if you purchase Fund shares through:
(1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

Investment Options for Certain Institutional and Other Investors/Class D
Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley High Yield Securities Inc.


o Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Limited Duration U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or an FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

Exchanges may be made after shares of the fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this PROSPECTUS for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------

You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS             PROCEDURES
--------------------------------------------------------------------------------
 CONTACT YOUR       To sell your shares, simply call your Morgan Stanley
 FINANCIAL ADVISOR  Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
 [ICON]             Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
--------------------------------------------------------------------------------
 BY LETTER          You can also sell your shares by writing a "letter of
                    instruction" that includes:
 [ICON]             o your account number;
                    o the name of the Fund;
                    o the dollar amount or the number of shares you wish to
                      sell;
                    o the Class of shares you wish to sell; and
                    o the signature of each owner as it appears on the account.
--------------------------------------------------------------------------------

OPTIONS             PROCEDURES
--------------------------------------------------------------------------------
 BY LETTER,         If you are requesting payment to anyone other than the
 CONTINUED          registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a
                    signature guarantee. Additional documentation may be
                    required for shares held by a corporation, partnership,
                    trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Trust at P.O. Box 983,
                    Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 SYSTEMATIC         If your investment in all of the Morgan Stanley Funds has a
 WITHDRAWAL PLAN    total market value of at least $10,000, you may elect to
 [ICON]             withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you
                    add a fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this PROSPECTUS.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please
                    remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your
                    account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

Tax Considerations. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest(SM), if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

[Sidebar]
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]

The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders monthly. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

o    The Fund makes distributions; and

o    You sell Fund shares, including an exchange to another Morgan Stanley Fund.

Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------

The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

                                                                              MAXIMUM
CLASS    SALES CHARGE                                                     ANNUAL 12B-1 FEE
---------------------------------------------------------------------------------------------
 A       Maximum 4.25% initial sales charge reduced for purchase of
         $25,000 or more; shares sold without an initial sales charge
         are generally subject to a 1.0% CDSC during the first year            0.25%
---------------------------------------------------------------------------------------------
 B       Maximum 5.0% CDSC during the first year decreasing to 0%
         after six years                                                       0.75%
---------------------------------------------------------------------------------------------
 C       1.0% CDSC during the first year                                       0.85%
---------------------------------------------------------------------------------------------
 D       None                                                                   None
---------------------------------------------------------------------------------------------

CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 4.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class. This fee is lower than the distribution fee paid by Class B or Class C shares.

The Fund will not accept a purchase order for Class A shares that qualifies for investment in Class D shares.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

[Sidebar]
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[End Sidebar]


                                                     FRONT-END SALES CHARGE
                                          ---------------------------------------------
AMOUNT OF                                     PERCENTAGE OF      APPROXIMATE PERCENTAGE
SINGLE TRANSACTION                        PUBLIC OFFERING PRICE  OF NET AMOUNT INVESTED
---------------------------------------------------------------------------------------
 Less than $25,000                                    4.25%                   4.44%
---------------------------------------------------------------------------------------
 $25,000 but less than $50,000                        4.00%                   4.17%
---------------------------------------------------------------------------------------
 $50,000 but less than $100,000                       3.50%                   3.63%
---------------------------------------------------------------------------------------
 $100,000 but less than $250,000                      2.75%                   2.83%
---------------------------------------------------------------------------------------
 $250,000 but less than $500,000                      2.25%                   2.30%
---------------------------------------------------------------------------------------
 $500,000 but less than $1 million                    1.75%                   1.78%
---------------------------------------------------------------------------------------
 $1 million and over                                  0.00%                   0.00%
---------------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

o    A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o    Tax-exempt organizations.

o    Groups organized for a purpose other than to buy mutual fund shares.

Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (or Class A shares purchased at

$1 million or more), and shares acquired through reinvestment of distributions, amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or
$25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the fund's minimum initial investment requirement.

You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and
(2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

o A trust for which Morgan Stanley Trust provides discretionary trustee services.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

o Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which (i) Morgan Stanley Trust serves as trustee. (ii) Morgan Stanley's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement or (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services (together, "Morgan Stanley Eligible Plans"), provided that, in the case of (i) and (ii) above, any such plan has at least 200 eligible employees.

o A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

o Insurance company separate accounts that have been approved by the Fund's distributor.

o A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and who used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) the client sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a Money Market Fund.

o Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any such persons is a beneficiary.

CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]


                                                            CDSC AS A PERCENTAGE
YEAR SINCE PURCHASE PAYMENT MADE                             OF AMOUNT REDEEMED
--------------------------------------------------------------------------------
 First                                                            5.0%
--------------------------------------------------------------------------------
 Second                                                           4.0%
--------------------------------------------------------------------------------
 Third                                                            3.0%
--------------------------------------------------------------------------------
 Fourth                                                           2.0%
--------------------------------------------------------------------------------
 Fifth                                                            2.0%
--------------------------------------------------------------------------------
 Sixth                                                            1.0%
--------------------------------------------------------------------------------
 Seventh and thereafter                                           None
--------------------------------------------------------------------------------

Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

o Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

o    Sales of shares held for you as a participant in a Morgan Stanley Eligible
     Plan.

o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

o Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.

All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

Distribution Fee. Class B shares are subject to an annual distribution (12b-1) fee of 0.75% of the average daily net assets of Class B. This fee is higher than the annual distribution fee paid by Class A.

Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis.

In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.

Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Limited Duration U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. The Fund will not accept a purchase order for Class C shares in the amount of $1 million or more.

Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 0.85% of the average daily net assets of that Class. This fee is higher than the annual distribution fee paid by Class A. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and the following investor categories:

o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes.

o Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

o Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

o    Certain unit investment trusts sponsored by Morgan Stanley DW.

o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

A purchase order meeting the requirements for investment in Class D will only be accepted for Class D shares.

Class D shares are not offered for investments made through Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts that have been approved by the Fund's distributor (regardless of the size of the investment).

Meeting Class D Eligibility Minimums. To meet the $5 million ($25 million for Morgan Stanley Eligible Plans) initial investment to qualify to purchase
Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Multi-Class Funds; and/or
(2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares.

NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. (Class D shares are offered without any distribution fee.) The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

 Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Year Ended August 31,
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 2.32          $ 4.35          $ 5.51          $ 6.16          $ 6.82
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
    Net investment income[+/+]                             0.26(2)         0.47            0.69            0.72            0.76
    Net realized and unrealized loss                      (0.73)(2)       (1.99)          (1.13)          (0.63)          (0.71)
                                                        -------         -------         -------         -------         -------
 Total income (loss) from investment operations           (0.47)          (1.52)          (0.44)           0.09            0.05
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
    Net investment income                                 (0.27)          (0.51)          (0.72)          (0.74)          (0.71)
    Paid-in-capital                                       (0.03)             --              --              --              --
                                                        -------         -------         -------         -------         -------
 Total dividends and distributions                        (0.30)          (0.51)          (0.72)          (0.74)          (0.71)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 1.55          $ 2.32          $ 4.35          $ 5.51          $ 6.16
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (21.70)%        (37.05)%         (8.88)%          1.47%           0.40%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS(1):
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.99%           0.77%           0.70%           0.68%           0.75%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                    13.76%(2)       15.17%          13.62%          12.42%          11.30%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                $23,879         $36,762         $57,273         $68,667         $30,678
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     39%             49%             20%             36%             66%
---------------------------------------------------------------------------------------------------------------------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

 Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                           For the Year Ended August 31,
                                                    ----------------------------------------------------------------------------
                                                      2002            2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 2.32          $ 4.34            $ 5.50           $ 6.15           $ 6.82
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
    Net investment income[+/+]                          0.25(2)         0.46              0.66             0.69             0.73
    Net realized and unrealized loss                   (0.73)(2)       (1.99)            (1.13)           (0.64)           (0.72)
                                                    --------        --------        ----------       ----------       ----------
 Total income (loss) from investment operations        (0.48)          (1.53)            (0.47)            0.05             0.01
--------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
    Net investment income                              (0.26)          (0.49)            (0.69)           (0.70)           (0.68)
    Paid-in-capital                                    (0.03)             --                --               --               --
                                                    --------        --------        ----------       ----------       ----------
 Total dividends and distributions                     (0.29)          (0.49)            (0.69)           (0.70)           (0.68)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $ 1.55          $ 2.32            $ 4.34           $ 5.50           $ 6.15
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                        (22.00)%        (37.27)%           (9.39)%           0.92%           (0.23)%
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS(1):
--------------------------------------------------------------------------------------------------------------------------------
 Expenses                                               1.56%           1.37%             1.25%            1.24%            1.25%
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                 13.19%(2)       14.57%            13.07%           11.86%           10.80%
--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands            $371,399        $664,706        $1,381,008       $1,927,186       $1,761,147
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  39%             49%               20%              36%              66%
--------------------------------------------------------------------------------------------------------------------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

 Class C Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Year Ended August 31,
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 2.32          $ 4.34          $ 5.51           $ 6.15         $ 6.82
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
    Net investment income[+/+]                             0.25(2)         0.45            0.66             0.68           0.72
    Net realized and unrealized loss                      (0.73)(2)       (1.98)          (1.14)           (0.62)         (0.72)
                                                        -------         -------         -------         --------        -------
 Total income (loss) from investment operations           (0.48)          (1.53)          (0.48)            0.06           0.00
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
    Net investment income                                 (0.26)          (0.49)          (0.69)           (0.70)         (0.67)
    Paid-in-capital                                       (0.03)             --              --               --             --
                                                        -------         -------         -------         --------        -------
 Total dividends and distributions                        (0.29)          (0.49)          (0.69)           (0.70)         (0.67)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 1.55          $ 2.32          $ 4.34           $ 5.51         $ 6.15
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (22.11)%        (37.24)%         (9.66)%           0.99%         (0.34)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS(1):
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  1.66%           1.47%           1.35%            1.34%          1.36%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                    13.09%(2)       14.47%          12.97%           11.76%         10.69%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                $33,978         $49,818         $86,951         $109,142        $56,626
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     39%             49%             20%              36%            66%
---------------------------------------------------------------------------------------------------------------------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

 Class D Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Year Ended August 31,
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 2.32           $ 4.35          $ 5.51          $ 6.16          $ 6.82
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
    Net investment income[+/+]                             0.26(2)          0.48            0.70            0.74            0.78
    Net realized and unrealized loss                      (0.73)(2)        (1.99)          (1.13)          (0.64)          (0.71)
                                                        -------         --------        --------        --------        --------
 Total income (loss) from investment operations.          (0.47)           (1.51)          (0.43)           0.10            0.07
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
    Net investment income                                 (0.27)           (0.52)          (0.73)          (0.75)          (0.73)
    Paid-in-capital                                       (0.03)              --              --              --              --
                                                        -------         --------        --------        --------        --------
 Total dividends and distributions                        (0.30)           (0.52)          (0.73)          (0.75)          (0.73)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 1.55           $ 2.32          $ 4.35          $ 5.51          $ 6.16
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (21.45)%         (36.95)%         (8.69)%          1.67%           0.63%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS(1):
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.81%            0.62%           0.50%           0.49%           0.51%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                    13.94%(2)        15.32%          13.82%          12.61%          11.54%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                $86,436         $137,319        $246,941        $333,714        $400,582
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     39%              49%             20%             36%             66%
---------------------------------------------------------------------------------------------------------------------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

Notes

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 26

Notes

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                                                                              27

Notes

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 28

  Morgan Stanley Funds
--------------------------------------------------------------------------------
o  GLOBAL/INTERNATIONAL FUNDS
   European Growth Fund
   Fund of Funds - International Portfolio
   Global Advantage Fund
   Global Dividend Growth Securities
   Global Utilities Fund
   International Fund
   International SmallCap Fund
   International Value Equity Fund
   Japan Fund
   Latin American Growth Fund
   Pacific Growth Fund

o  GROWTH FUNDS
   21st Century Trend Fund
   Aggressive Equity Fund
   All Star Growth Fund
   American Opportunities Fund
   Biotechnology Fund
   Capital Opportunities Trust
   Developing Growth Securities Trust
   Financial Services Trust
   Growth Fund
   Health Sciences Trust
   Information Fund
   KLD Social Index Fund
   Market Leader Trust
   Mid-Cap Value Fund
   Nasdaq-100 Index Fund
   Natural Resource Development Securities
   New Discoveries Fund
   Next Generation Trust
   Small-Mid Special Value Fund
   Special Growth Fund
   Special Value Fund
   Tax-Managed Growth Fund
   Technology Fund

o  GROWTH + INCOME FUNDS
   Balanced Growth Fund
   Balanced Income Fund
   Convertible Securities Trust
   Dividend Growth Securities
   Equity Fund
   Fund of Funds - Domestic Portfolio
   Fundamental Value Fund
   Income Builder Fund
   Real Estate Fund
   S&P 500 Index Fund
   Strategist Fund
   Total Market Index Fund
   Total Return Trust
   Utilities Fund
   Value Fund
   Value-Added Market Series/ Equity Portfolio

o  INCOME FUNDS
   Diversified Income Trust
   Federal Securities Trust
   High Yield Securities
   Intermediate Income Securities
   Limited Duration Fund (NL)
   Limited Duration U.S. Treasury Trust
   Liquid Asset Fund (MM)
   North American Government Income Trust
   U.S. Government Money Market Trust (MM)
   U.S. Government Securities Trust

o  TAX-FREE INCOME FUNDS
   California Tax-Free Daily Income Trust (MM)
   California Tax-Free Income Fund
   Hawaii Municipal Trust (FSC)
   Limited Term Municipal Trust (NL)
   Multi-State Municipal Series Trust (FSC)
   New York Municipal Money Market Trust (MM)
   New York Tax-Free Income Fund
   Tax-Exempt Securities Trust
   Tax-Free Daily Income Trust (MM)
--------------------------------------------------------------------------------

There may be funds created or terminated after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund, except for North American Government Income Trust and Limited Duration U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:

   Class A:   HYLAX            Class C:   HYLCX
---------------------       ---------------------
   Class B:   HYLBX            Class D:   HYLDX
---------------------       ---------------------


                                                           [MORGAN STANLEY LOGO]

Morgan Stanley
High Yield Securities


A mutual fund whose primary
investment objective is to earn
a high level of current income.
as a secondary objective, the                     [COVER PHOTO]
fund seeks capital appreciation
but only to the extent consistent
with its primary objective.


                                                 Prospectus | September 30, 2002


(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-2932)

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002

DEAR SHAREHOLDER:

The 12 months ended August 31, 2002 were extremely volatile for the high-yield market. The tragic events of September 11th had a profound effect on the economy as well as the high-yield and equity markets. A flight-to-quality mentality emerged, pushing equities and high-yield security prices sharply lower. After the September decline, the high-yield market bounced back over the next seven months. The economic recovery early in 2002 contributed to the improved tone of the market. Strong flows of about $9 billion into the high-yield asset class in January through May pushed prices higher.

However, the high-yield market weakened again during the balance of the review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. As you may be aware, WorldCom reported that it had misclassified nearly $3.9 billion in costs (and later announced additional improprieties). This announcement caused the market to fall significantly in late June as investor confidence eroded. Strong inflows into the high-yield asset class stopped as investors withdrew approximately $2 billion in June and July. The size of net redemptions led to sales of portfolio holdings by mutual funds and dealers, further lowering prices. There was a modest improvement in the second half of August, but it is too early to know if the improvement will be sustained.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads especially widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

PERFORMANCE AND PORTFOLIO STRATEGY

During the 12-month period ended August 31, 2002, Morgan Stanley High Yield Securities' Class A and D shares produced returns of -21.70 percent and -21.45 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned -7.65 percent. For the same period, the Fund's Class B and C shares had total returns of -22.00 percent and -22.11 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the Lehman Index.

The past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Fund's positions in the lower-rated portion of the market and in

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

communications-related industries have been adversely affected. The last four months represented an extension of these difficulties.

The Fund's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. Fixed-line communications and cable were down by more than 30 percent and wireless was down 25 percent over the past 12 months, underperforming the rest of the high-yield market. These industries experienced slower revenue growth, higher default rates and many rating downgrades, factors which led to lower prices for most bonds in these industries. Despite the Fund's investments in these industries having been reduced over the past year, allocations remained above market weights, thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors. These sectors performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Fund's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Collins and Aikman, Venetian Casino, Intermet, Metaldyne and Foamex. The team increased the Fund's overall credit quality by buying BB-rated and BBB-rated securities and decreasing exposure to telecommunications-related industries.

At fiscal year-end the Fund was overweighted toward wireline communications, cable, wireless communications and media, as well as manufacturing and housing. Underweighted positions included consumer products and retail. The Fund's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Fund also is underweighted toward aerospace, as a result of slow demand in travel.

LOOKING AHEAD

June and July were two of the worst back-to-back months in the history of the high-yield market. The market recovered modestly during the second half of August. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence. To some extent the market's returns will depend on whether the economy continues its recovery without an intervening contraction.

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

We believe that the economy will continue on the path of recovery and that investor confidence will recover with it over the coming months. Although timing the high-yield market's turnaround is hard to predict, our long-term outlook for the asset class remains positive.

We appreciate your ongoing support of Morgan Stanley High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President


ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley High Yield Securities Inc.
FUND PERFORMANCE o AUGUST 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS A AND D SHARES
($ in Thousands)

               CLASS A     CLASS D    LEHMAN(4)
August 1992       $9,575     $10,000    $10,000
August 1993      $11,680     $12,229    $11,480
August 1994      $11,760     $12,343    $11,858
August 1995      $13,136     $13,821    $13,500
August 1996      $14,553     $15,351    $14,804
August 1997      $16,698     $17,656    $17,020
August 1998      $16,765     $17,767    $17,568
August 1999      $17,011     $18,064    $18,288
August 2000      $15,501     $16,494    $18,495
August 2001       $9,758     $10,399    $18,536
August 2002   $7,640 (3)  $8,168 (3)    $17,118

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                    AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2002
   -----------------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------------  --------------------------------------------------
   1 Year                     (21.70)%(1) (25.03)%(2) 1 Year                     (22.00)%(1) (25.34)%(2)
   5 Years                    (14.48) (1) (15.21) (2) 5 Years                    (14.89) (1) (15.07) (2)
   10 Years                    (2.23) (1)  (2.66) (2) Since Inception (7/28/97)  (14.54) (1) (14.63) (2)

                 CLASS C SHARES+                                  CLASS D SHARES++
   -------------------------------------------------  --------------------------------------------------
   1 Year                     (22.11)%(1) (22.78)%(2) 1 Year                     (21.45)%(1)
   5 Years                    (15.00) (1) (15.00) (2) 5 Years                    (14.29) (1)
   Since Inception (7/28/97)  (14.64) (1) (14.64) (2) 10 Years                    (2.00) (1)

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on august 31, 2002.
(4) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. Dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE
--------------------------------------------------------------------------------------------------------
             Corporate Bonds (89.0%)
             Advertising/Marketing Services (0.6%)
$  3,340     Interep National Radio Sales, Inc. (Series B).....      10.00%       07/01/08  $  2,989,300
                                                                                            ------------
             Aerospace & Defense (0.5%)
   9,385     Loral Space & Communications Ltd..................       9.50        01/15/06     2,346,250
                                                                                            ------------
             Airlines (0.8%)
   6,450     Air Canada Corp. (Canada).........................       10.25       03/15/11     4,128,000
                                                                                            ------------
             Alternative Power Generation (0.4%)
   3,735     Calpine Corp......................................       8.50        02/15/11     1,960,875
                                                                                            ------------
             Auto Parts: O.E.M. (4.6%)
   1,630     Arvinmeritor, Inc.................................       8.75        03/01/12     1,726,848
   1,365     Collins & Aikman Products Co......................       11.50       04/15/06     1,286,512
   3,700     Collins & Aikman Products Co......................       10.75       12/31/11     3,644,500
   5,155     Dana Corp.........................................       9.00        08/15/11     4,923,025
   2,300     Dura Operating Corp. (Series B)...................       8.625       04/15/12     2,334,500
   3,385     Intermet Corp. - 144A*............................       9.75        06/15/09     3,435,775
   1,310     Lear Corp. (Series B).............................       8.11        05/15/09     1,372,225
   2,890     Metaldyne Corp. - 144A*...........................       11.00       06/15/12     2,535,975
   2,260     Stoneridge, Inc...................................       11.50       05/01/12     2,327,800
                                                                                            ------------
                                                                                              23,587,160
                                                                                            ------------
             Broadcast/Media (1.4%)
  10,000     Tri-State Outdoor Media Group, Inc. (b)...........       11.00       05/15/08     7,200,000
                                                                                            ------------
             Broadcasting (1.6%)
   3,785     Salem Communications Holdings Corp................       9.00        07/01/11     3,889,087
   1,795     XM Satellite Radio Inc............................       14.00       03/15/10       614,787
   4,245     Young Broadcasting Inc............................       10.00       03/01/11     3,884,175
                                                                                            ------------
                                                                                               8,388,049
                                                                                            ------------
             Cable/Satellite TV (5.3%)
  50,687     Australis Holdings Property Ltd. (Australia) (a)
              (b)..............................................       15.00       11/01/02             0
   3,620     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       6.875       02/23/09     3,462,856
   2,950     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       8.20        07/15/09     2,966,343
   9,805     Callahan Nordrhein Westfalen (Germany) (a) (b)....       14.00       07/15/10       232,869
   3,540     Charter Communications Holdings, Inc..............      13.50++      01/15/11     1,345,200
   7,060     Charter Communications Holdings/Charter Capital...      11.75++      05/15/11     2,647,500
  19,000     Diva Systems Corp. (Series B) (a) (d).............     12.625++      03/01/08     2,351,250
   6,145     Echostar DBS Corp. - 144A*........................       9.125       01/15/09     5,991,375
  16,510     Knology Holdings, Inc.............................     11.875++      10/15/07     5,283,200
   6,600     Ono Finance PLC (United Kingdom)..................       13.00       05/01/09     1,320,000
     915     Pegasus Communications Corp. (Series B)...........       9.75        12/01/06       432,337
   7,355     Telewest Communications PLC (United Kingdom)......       9.875       02/01/10     1,103,250

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$ 11,525     United Pan Europe Communications N.V. (Series B)
              (Netherlands) (b)................................      10.875%      08/01/09  $    403,375
                                                                                            ------------
                                                                                              27,539,555
                                                                                            ------------
             Casino/Gaming (3.1%)
  22,000     Aladdin Gaming Holdings/Capital Corp. (Series
              B)...............................................      13.50++      03/01/10       440,000
   2,400     Harrah's Operating Co., Inc.......................       8.00        02/01/11     2,633,362
   4,850     Park Place Entertainment Corp.....................       8.875       09/15/08     5,019,750
  24,035     Resort At Summerlin LP (Series B) (a) (b).........       13.00       12/15/07             0
   4,725     Station Casinos, Inc..............................       8.375       02/15/08     4,914,000
   2,970     Venetian Casino/LV Sands - 144A*..................       11.00       06/15/10     2,981,137
                                                                                            ------------
                                                                                              15,988,249
                                                                                            ------------
             Cellular Telephone (1.9%)
   2,230     Dobson/Sygnet Communications Co...................       12.25       12/15/08     1,404,900
  29,800     Dolphin Telecom PLC (Series B) (United Kingdom)
              (a) (d)..........................................      14.00++      05/15/09         2,980
  25,025     Dolphin Telecom PLC (United Kingdom) (a) (d)......      11.50++      06/01/08         2,502
  11,050     Nextel Partners, Inc..............................      14.00++      02/01/09     4,751,500
   4,258     Tritel PCS, Inc...................................      12.75++      05/15/09     3,491,560
                                                                                            ------------
                                                                                               9,653,442
                                                                                            ------------
             Chemicals: Major Diversified (1.8%)
   3,665     Equistar Chemical/Funding.........................      10.125       09/01/08     3,518,400
   6,705     Huntsman ICI Chemicals LLC........................      10.125       07/01/09     5,967,450
                                                                                            ------------
                                                                                               9,485,850
                                                                                            ------------
             Chemicals: Specialty (2.4%)
   2,560     Acetex Corp. (Canada).............................      10.875       08/01/09     2,662,400
     850     ISP Chemco, Inc. (Series B).......................       10.25       07/01/11       850,000
   4,710     ISP Holdings, Inc. (Series B).....................      10.625       12/15/09     4,050,600
   2,930     Lyondell Chemical Co. (Series B)..................       9.875       05/01/07     2,900,700
   1,725     Millennium America, Inc...........................       9.25        06/15/08     1,794,000
                                                                                            ------------
                                                                                              12,257,700
                                                                                            ------------
             Commercial Printing/Forms (1.1%)
   3,935     Mail-Well I Corp. - 144A*.........................       9.625       03/15/12     2,715,150
  13,000     Premier Graphics, Inc. (b)........................       11.50       12/01/05       406,250
   2,490     Quebecor Media, Inc. (Canada).....................      11.125       07/15/11     2,079,150
     935     Quebecor Media, Inc. (Canada).....................      13.75++      07/15/11       444,125
                                                                                            ------------
                                                                                               5,644,675
                                                                                            ------------
             Consumer/Business Services (3.1%)
  13,000     Comforce Operating, Inc...........................       12.00       12/01/07     7,540,000
   4,249     MDC Communications Corp. (Canada).................       10.50       12/01/06     3,526,670
   6,085     Muzak LLC/Muzak Finance Corp......................       9.875       03/15/09     5,080,975
                                                                                            ------------
                                                                                              16,147,645
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Containers/Packaging (1.8%)
$ 10,000     LLS Corp. (b).....................................      11.625%      08/01/09  $    900,000
   7,540     Owens-Illinois, Inc...............................       7.80        05/15/18     6,032,000
   2,235     Pliant Corp.......................................       13.00       06/01/10     2,246,175
                                                                                            ------------
                                                                                               9,178,175
                                                                                            ------------
             Diversified Manufacturing (2.3%)
   9,755     Eagle-Picher Industries, Inc......................       9.375       03/01/08     7,608,900
   7,750     Jordan Industries, Inc. (Series B)................      10.375       08/01/07     4,495,000
                                                                                            ------------
                                                                                              12,103,900
                                                                                            ------------
             Drugstore Chains (0.7%)
   2,000     Rite Aid Corp.....................................       6.875       08/15/13     1,160,000
   2,025     Rite Aid Corp.....................................       7.70        02/15/27     1,113,750
   2,000     Rite Aid Corp. - 144A*............................       6.125       12/15/08     1,160,000
                                                                                            ------------
                                                                                               3,433,750
                                                                                            ------------
             Electric Utilities (0.7%)
   3,620     PG&E National Energy Group, Inc...................      10.375       05/16/11     1,339,400
   3,050     PSEG Energy Holdings - 144A*......................       8.625       02/15/08     2,287,500
                                                                                            ------------
                                                                                               3,626,900
                                                                                            ------------
             Electronic Components (0.3%)
   1,585     Flextronics International Ltd. (Singapore)........       9.875       07/01/10     1,640,475
                                                                                            ------------
             Electronic Distributors (0.9%)
   4,280     BRL Universal Equipment Corp......................       8.875       02/15/08     4,333,500
  20,000     CHS Electronics, Inc. (a) (b).....................       9.875       04/15/05       175,000
                                                                                            ------------
                                                                                               4,508,500
                                                                                            ------------
             Electronic Equipment/Instruments (0.6%)
   8,280     High Voltage Engineering, Inc.....................       10.75       08/15/04     2,980,800
                                                                                            ------------
             Electronics/Appliances (0.0%)
  84,930     International Semi-Tech Microelectronics, Inc.
              (Canada) (a) (b).................................       11.50       08/15/03         8,493
                                                                                            ------------
             Engineering & Construction (0.1%)
   2,310     Encompass Services Corp...........................       10.50       05/01/09       231,000
   6,575     Metromedia Fiber Network, Inc. (a) (b)............       10.00       12/15/09        32,875
   7,000     Metromedia Fiber Network, Inc. (Series B) (a)
              (b)..............................................       10.00       11/15/08        35,000
                                                                                            ------------
                                                                                                 298,875
                                                                                            ------------
             Environmental Services (1.7%)
   6,025     Allied Waste North America, Inc. (Series B).......       10.00       08/01/09     5,934,625
   3,025     Waste Management, Inc. (Series A).................       7.375       08/01/10     3,079,598
                                                                                            ------------
                                                                                               9,014,223
                                                                                            ------------
             Financial Conglomerates (0.4%)
   2,100     Case Credit Corp..................................       6.125       02/15/03     2,028,417
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Food Distributors (0.9%)
$  4,905     Volume Services America, Inc......................      11.25%       03/01/09  $  4,647,487
                                                                                            ------------
             Food: Meat/Fish/Dairy (1.9%)
   4,455     Michael Foods, Inc. (Series B)....................       11.75       04/01/11     4,878,225
   5,200     Smithfield Foods, Inc.............................       7.625       02/15/08     4,810,000
                                                                                            ------------
                                                                                               9,688,225
                                                                                            ------------
             Forest Products (2.1%)
   4,290     Louisiana Pacific Corp............................      10.875       11/15/08     4,509,862
   1,615     Louisiana Pacific Corp............................       8.875       08/15/10     1,689,744
   4,800     Tembec Industries, Inc. (Canada)..................       8.50        02/01/11     4,836,000
                                                                                            ------------
                                                                                              11,035,606
                                                                                            ------------
             Gas Distributors (0.2%)
   3,595     Dynegy Holdings, Inc..............................       6.875       04/01/11     1,222,300
                                                                                            ------------
             Home Building (2.9%)
   5,610     Schuler Homes, Inc................................       9.375       07/15/09     5,652,075
     405     Schuler Homes, Inc................................       10.50       07/15/11       407,025
   2,445     Tech Olympic USA, Inc. - 144A*....................       9.00        07/01/10     2,304,412
   2,305     Tech Olympic USA, Inc. - 144A*....................      10.375       07/01/12     2,114,838
   4,400     Toll Corp.........................................       8.25        02/01/11     4,356,000
                                                                                            ------------
                                                                                              14,834,350
                                                                                            ------------
             Hospital/Nursing Management (0.8%)
   3,600     HCA, Inc..........................................       7.875       02/01/11     3,933,421
                                                                                            ------------
             Hotels/Resorts/Cruiselines (3.6%)
   1,455     Hilton Hotels Corp................................       7.95        04/15/07     1,482,773
   4,800     HMH Properties, Inc. (Series B)...................       7.875       08/01/08     4,560,000
   4,890     Horseshoe Gaming Holding Corp. (Series B).........       8.625       05/15/09     5,073,375
   3,990     Prime Hospitalty Corp. (Series B).................       8.375       05/01/12     3,810,450
     410     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.375       05/01/07       400,775
   3,480     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.875       05/01/12     3,401,700
                                                                                            ------------
                                                                                              18,729,073
                                                                                            ------------
             Industrial Conglomerates (0.4%)
   2,250     Tyco International Group S.A. (Luxembourg)........       6.75        02/15/11     1,856,250
                                                                                            ------------
             Industrial Specialties (3.7%)
   4,935     Cabot Safety Corp.................................       12.50       07/15/05     5,033,700
   1,430     Foamex LP/Capital Corp. - 144A*...................       10.75       04/01/09     1,315,600
   7,163     International Wire Group, Inc.....................       11.75       06/01/05     5,927,383
   1,660     Johnsondiversey, Inc. - 144A*.....................       9.625       05/15/12     1,643,400
     840     Tekni-Plex, Inc. (Series B).......................       12.75       06/15/10       835,800

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  1,125     Tekni-Plex, Inc. - 144A*..........................      12.75%       06/15/10  $  1,119,375
   3,285     UCAR Finance, Inc.................................       10.25       02/15/12     3,301,425
                                                                                            ------------
                                                                                              19,176,683
                                                                                            ------------
             Internet Software/Services (1.8%)
  12,020     Exodus Communications, Inc. (a) (b)...............      11.625       07/15/10       721,200
  33,200     Globix Corp. (a) (b)..............................       12.50       02/01/10     5,976,000
  11,000     PSINet, Inc. (a) (b)..............................       10.50       12/01/06     1,072,500
  14,500     PSINet, Inc. (a) (b)..............................       11.00       08/01/09     1,413,750
                                                                                            ------------
                                                                                               9,183,450
                                                                                            ------------
             Managed Health Care (1.4%)
   4,000     Aetna, Inc........................................       7.875       03/01/11     4,240,784
   2,690     Health Net, Inc...................................       8.375       04/15/11     3,048,687
                                                                                            ------------
                                                                                               7,289,471
                                                                                            ------------
             Media Conglomerates (1.4%)
   3,280     AOL Time Warner, Inc..............................       6.875       05/01/12     2,955,070
   4,260     Nextmedia Operating, Inc..........................       10.75       07/01/11     4,110,900
                                                                                            ------------
                                                                                               7,065,970
                                                                                            ------------
             Medical Distributors (0.9%)
   4,320     Amerisource Bergen Corp...........................       8.125       09/01/08     4,492,800
                                                                                            ------------
             Medical/Nursing Services (0.8%)
   4,865     Fresenius Medical Care Capital Trust..............       7.875       06/15/11     4,013,625
                                                                                            ------------
             Metal Fabrications (0.5%)
   2,800     Trimas Corp. - 144A*..............................       9.875       06/15/12     2,772,000
                                                                                            ------------
             Movies/Entertainment (1.5%)
   4,755     Alliance Atlantis Communications, Inc. (Canada)...       13.00       12/15/09     5,028,413
   3,140     Six Flags, Inc....................................       8.875       02/01/10     2,723,950
                                                                                            ------------
                                                                                               7,752,363
                                                                                            ------------
             Office Equipment/Supplies (0.0%)
  22,000     Mosler, Inc. (a) (b)..............................       11.00       04/15/03             0
                                                                                            ------------
             Oil & Gas Production (2.9%)
   4,260     Chesapeake Energy Corp............................       8.125       04/01/11     4,174,800
   1,820     Magnum Hunter Resources, Inc. - 144A*.............       9.60        03/15/12     1,856,400
   2,375     Stone Energy Corp.................................       8.25        12/15/11     2,404,688
   7,080     Vintage Petroleum, Inc............................       7.875       05/15/11     6,584,400
                                                                                            ------------
                                                                                              15,020,288
                                                                                            ------------
             Oil Refining/Marketing (1.6%)
   4,000     Husky Oil Ltd. (Canada)...........................       8.90        08/15/28     4,440,712
   4,980     Tesoro Petroleum Corp. - 144A*....................       9.625       04/01/12     3,660,300
                                                                                            ------------
                                                                                               8,101,012
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Oilfield Services/Equipment (0.9%)
$  2,515     Hanover Equipment Trust - 144A*...................       8.50%       09/01/08  $  2,338,950
   2,410     Hanover Equipment Trust - 144A*...................       8.75        09/01/11     2,217,200
                                                                                            ------------
                                                                                               4,556,150
                                                                                            ------------
             Other Metals/Minerals (0.8%)
   3,310     Murrin Murrin Holdings Property Ltd.
              (Australia)......................................       9.375       08/31/07       997,138
   3,100     Phelps Dodge Corp.................................       8.75        06/01/11     3,213,996
                                                                                            ------------
                                                                                               4,211,134
                                                                                            ------------
             Publishing: Books/Magazines (0.7%)
   4,720     PRIMEDIA, Inc.....................................       8.875       05/15/11     3,681,600
                                                                                            ------------
             Publishing: Newspapers (0.7%)
   4,261     Hollinger Participation Trust (Canada) - 144A*....      12.125+      11/15/10     3,558,221
                                                                                            ------------
             Pulp & Paper (0.8%)
   4,310     Norske Skog Canada Ltd. (Canada)..................       8.625       06/15/11     4,223,800
                                                                                            ------------
             Real Estate Development (0.8%)
   4,890     CB Richard Ellis Services, Inc....................       11.25       06/15/11     4,327,650
                                                                                            ------------
             Real Estate Investment Trusts (0.6%)
   3,005     Istar Financial, Inc..............................       8.75        08/15/08     3,076,594
                                                                                            ------------
             Recreational Products (0.9%)
   4,430     International Game Technology.....................       8.375       05/15/09     4,762,250
                                                                                            ------------
             Restaurants (1.5%)
 141,992     American Restaurant Group Holdings, Inc. - 144A*
              (c)..............................................       0.00        12/15/05     4,344,955
  34,207     FRD Acquisition Corp. (Series B) (a) (b)..........       12.50       07/15/04     3,249,665
                                                                                            ------------
                                                                                               7,594,620
                                                                                            ------------
             Retail - Specialty (0.1%)
   9,000     Mrs. Fields Holdings Co...........................      14.00++      12/01/05       270,000
                                                                                            ------------
             Semiconductors (0.5%)
   2,210     Fairchild Semiconductors Corp.....................       10.50       02/01/09     2,331,550
                                                                                            ------------
             Services to the Health Industry (2.1%)
   3,045     Anthem Insurance - 144A*..........................       9.125       04/01/10     3,521,826
   3,465     Healthsouth Corp. - 144A*.........................       7.625       06/01/12     2,775,673
   4,600     Omnicare, Inc. (Series B).........................       8.125       03/15/11     4,784,000
                                                                                            ------------
                                                                                              11,081,499
                                                                                            ------------
             Specialty Stores (0.6%)
   2,975     AutoNation, Inc...................................       9.00        08/01/08     3,108,875
                                                                                            ------------
             Specialty Telecommunications (3.8%)
   4,535     American Tower Corp...............................       9.375       02/01/09     2,811,700
  11,500     Birch Telecom, Inc. (a) (b).......................       14.00       06/15/08       115,000
  14,370     DTI Holdings, Inc. (Series B) (a) (d).............      12.50++      03/01/08         1,437

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$ 17,085     Esprit Telecom Group PLC (United Kingdom) (b).....      11.50%       12/15/07  $      1,709
  29,088     Esprit Telecom Group PLC (United Kingdom) (b).....      10.875       06/15/08         2,909
  47,000     Firstworld Communications, Inc. (a) (d)...........      13.00++      04/15/08     4,582,500
  10,000     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       8.70        08/01/07       112,500
   3,490     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       9.50        11/15/09        39,263
  23,050     GT Group Telecom, Inc. (Canada) (a) (d)...........      13.25++      02/01/10        28,813
   8,400     Primus Telecommunications Group, Inc..............       12.75       10/15/09     4,032,000
   2,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.125       03/01/08        40,000
   9,000     RSL Communications PLC (United Kingdom) (a) (b)...       10.50       11/15/08       180,000
   3,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.875       11/15/09        60,000
  13,000     Tele1 Europe BV (Netherlands).....................       13.00       05/15/09     1,430,000
  12,000     Versatel Telecom BV (Netherlands)
              (Issued 05/27/98) (a) (b)........................       13.25       05/15/08     3,465,000
   3,000     Versatel Telecom BV (Netherlands)
              (Issued 12/03/98) (a) (b)........................       13.25       05/15/08       866,250
  31,445     Viatel Inc. (b)...................................       11.25       04/15/08       157,225
  14,200     Viatel Inc. (Issued 03/19/99) (b).................       11.50       03/15/09        71,000
  29,393     Viatel Inc. (Issued 12/08/99) (b).................       11.50       03/15/09       146,965
  32,545     World Access, Inc. (a) (b) (c)....................       13.25       01/15/08     1,505,206
  11,500     Worldwide Fiber, Inc. (Canada) (a) (b)............       12.00       08/01/09         1,150
                                                                                            ------------
                                                                                              19,650,627
                                                                                            ------------
             Steel (0.3%)
   1,715     Oregon Steel Mills, Inc. - 144A*..................       10.00       07/15/09     1,768,594
                                                                                            ------------
             Telecommunication Equipment (1.2%)
   7,025     SBA Communications Corp...........................      12.00++      03/01/08     3,863,750
  10,500     Spectrasite Holdings, Inc.........................      12.00++      07/15/08     1,890,000
   3,500     Spectrasite Holdings, Inc.........................      11.25++      04/15/09       595,000
                                                                                            ------------
                                                                                               6,348,750
                                                                                            ------------
             Telecommunications (1.0%)
  61,075     e. Spire Communications, Inc. (a) (b).............       13.75       07/15/07         6,108
  18,752     Focal Communications Corp. (Series B).............     12.125++      02/15/08     1,500,160
  15,000     Hyperion Telecommunication, Inc. (Series B) (b)...       12.25       09/01/04       600,000
   1,500     NEXTLINK Communications LLC (a) (b)...............       12.50       04/15/06        15,000
  17,500     NEXTLINK Communications, Inc. (a) (b).............       9.00        03/15/08       175,000
   4,180     NEXTLINK Communications, Inc. (a) (b).............       10.75       11/15/08        41,800
     775     NEXTLINK Communications, Inc. (a) (b).............       10.75       06/01/09         7,750
   2,505     NTL Communications Corp. (Series B) (a) (b).......      11.875       10/01/10       400,800
  27,850     Rhythms Netconnections, Inc. (a) (b)..............       12.75       04/15/09       661,438
  14,965     Rhythms Netconnections, Inc. (Series B) (a) (d)...      13.50++      05/15/08       224,475
  13,850     Startec Global Communications Corp. (a) (b).......       12.00       05/15/08         1,385
   2,100     WorldCom, Inc. (a) (b)............................       7.50        05/15/11       288,750

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  1,725     WorldCom, Inc. (a) (b)............................       6.95%       08/15/28  $    237,188
   6,100     WorldCom, Inc. (a) (b)............................       8.25        05/15/31       838,750
                                                                                            ------------
                                                                                               4,998,604
                                                                                            ------------
             Trucks/Construction/Farm Machinery (2.3%)
   1,930     Case Corp. (Series B).............................       6.25        12/01/03     1,852,790
   7,215     J.B. Poindexter & Co., Inc........................       12.50       05/15/04     6,484,481
   2,180     Manitowoc Co., Inc. (The) - 144A*.................       10.50       08/01/12     2,250,850
   1,370     NMHG Holding Co. - 144A*..........................       10.00       05/15/09     1,383,700
                                                                                            ------------
                                                                                              11,971,821
                                                                                            ------------
             Wholesale Distributors (1.4%)
   4,000     Burhmann US, Inc..................................       12.25       11/01/09     4,005,000
   2,540     Fisher Scientific International, Inc..............       7.125       12/15/05     2,546,350
     560     Fisher Scientific International, Inc..............       9.00        02/01/08       579,600
                                                                                            ------------
                                                                                               7,130,950
                                                                                            ------------
             Wireless Telecommunications (0.6%)
   3,675     American Cellular Corp............................       9.50        10/15/09       496,125
   2,919     Arch Wireless Holdings, Inc.......................       10.00       05/15/07     1,809,846
   1,544     Arch Wireless Holdings, Inc.......................       12.00       05/15/09       185,280
  65,300     CellNet Data Systems, Inc. (a) (d)................      14.00++      10/01/07         6,530
  19,610     Globalstar LP/Capital Corp. (a) (b)...............       10.75       11/01/04       686,350
  33,000     WinStar Communications, Inc. (a) (d)..............      14.75++      04/15/10         3,300
  11,400     WinStar Communications, Inc. (a) (b)..............       12.75       04/15/10         1,140
                                                                                            ------------
                                                                                               3,188,571
                                                                                            ------------
             Total Corporate Bonds
              (COST $1,486,695,632).......................................................   458,795,492
                                                                                            ------------
             Convertible Bonds (1.5%)
             Electronic Components (0.7%)
   8,830     Solectron Corp....................................       0.00        11/20/20     3,841,050
                                                                                            ------------
             Hotels/Resorts/Cruiselines (0.0%)
   1,643     Premier Cruises Ltd. - 144A*......................      10.00+       08/15/05             0
                                                                                            ------------
             Telecommunication Equipment (0.8%)
   9,420     Corning Inc.......................................       0.00        11/08/15     4,097,700
                                                                                            ------------
             Total Convertible Bonds
              (COST $11,229,282)..........................................................     7,938,750
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                             VALUE
------------------------------------------------------------------------------
              Common Stocks (d) (2.3%)
              Aerospace & Defense (0.1%)
    85,242    Orbital Sciences Corp. (c)........................  $    318,807
                                                                  ------------
              Apparel/Footwear Retail (0.0%)
 2,621,192    County Seat Stores, Inc. (c)......................             0
                                                                  ------------
              Casino/Gaming (0.0%)
   207,312    Fitzgerald Gaming Corp............................             0
                                                                  ------------
              Consumer/Business Services (1.5%)
   440,700    Anacomp, Inc. (Class A) (c).......................     7,712,250
                                                                  ------------
              Entertainment & Leisure (0.1%)
    15,308    AMF Bowling Worldwide, Inc........................       420,970
                                                                  ------------
              Food: Specialty/Candy (0.0%)
    10,908    SFAC New Holdings, Inc. (c).......................             0
     2,005    SFFB Holdings, Inc. (c)...........................             0
   574,725    Specialty Foods Acquisition Corp. - 144A*.........             0
                                                                  ------------
                                                                             0
                                                                  ------------
              Hotels/Resorts/Cruiselines (0.0%)
   981,277    Premier Holdings, Inc. (c)........................             0
   781,421    Vagabond Inns, Inc. (Class D).....................             0
                                                                  ------------
                                                                             0
                                                                  ------------
              Medical Specialties (0.1%)
    48,816    MEDIQ, Inc. (c)...................................       265,071
                                                                  ------------
              Medical/Nursing Services (0.0%)
 1,151,324    Raintree Healthcare Corp. (c).....................             0
                                                                  ------------
              Motor Vehicles (0.0%)
       709    Northern Holdings Industrial Corp. (c)*...........             0
                                                                  ------------
              Restaurants (0.0%)
    38,057    American Restaurant Group Holdings, Inc. -
               144A*............................................             0
                                                                  ------------
              Specialty Telecommunications (0.1%)
 2,171,896    Mpower Holding Corp. (c)..........................       325,784
   264,189    Song Networks Holding AB (ADR) (Sweden)...........        15,851
    40,557    Versatel Telecom International N.V. (ADR)
               (Netherlands)....................................       137,894
    94,263    World Access, Inc. (c)............................           141
                                                                  ------------
                                                                       479,670
                                                                  ------------
              Telecommunication Equipment (0.0%)
   196,000    FWT, Inc. (Class A) (c)...........................         1,960
                                                                  ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                             VALUE
-----------------------------------------------------------------------------
              Telecommunications (0.1%)
   520,697    Covad Communications Group, Inc. (c)..............  $    562,353
   105,656    Focal Communications Corp. (c)....................       108,826
                                                                  ------------
                                                                       671,179
                                                                  ------------
              Textiles (0.0%)
 1,754,730    United States Leather, Inc. (c)...................             0
                                                                  ------------
              Wireless Telecommunications (0.3%)
   224,719    Arch Wireless, Inc. (c)...........................       143,820
 1,454,105    Motient Corp. (c).................................     1,599,516
   274,390    Vast Solutions, Inc. (Class B1) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B2) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B3) (c)...............             0
                                                                  ------------
                                                                     1,743,336
                                                                  ------------
              Total Common Stocks
               (COST $290,861,374)..............................    11,613,243
                                                                  ------------
              Preferred Stocks (3.3%)
              Broadcasting (0.7%)
       570    Paxson Communications Corp.+......................     3,422,820
                                                                  ------------
              Cellular Telephone (0.9%)
     4,806    Dobson Communications Corp.+......................     1,057,320
     5,780    Nextel Communications, Inc. (Series D)+...........     3,583,705
                                                                  ------------
                                                                     4,641,025
                                                                  ------------
              Electric Utilities (0.9%)
     5,076    TNP Enterprises, Inc. (Series D)+.................     4,568,400
                                                                  ------------
              Publishing: Books/Magazines (0.0%)
     6,625    PRIMEDIA, Inc.....................................       238,500
                                                                  ------------
              Restaurants (0.4%)
     6,007    American Restaurant Group Holdings, Inc. (Series
               B)...............................................     1,045,288
     1,071    FRD Acquisition Co. (Units)[+/+]..................     1,071,000
                                                                  ------------
                                                                     2,116,288
                                                                  ------------
              Specialty Telecommunications (0.2%)
     7,333    Broadwing Communications, Inc. (Series B).........       714,968
         1    Crown Castle International Corp.+.................           357
     1,691    Intermedia Communications, Inc. (Series B)+.......        67,624
    47,064    McLeodUSA, Inc. (Series A) $0.44 (Conv.)..........       104,953
   180,721    XO Communications, Inc............................         1,807
                                                                  ------------
                                                                       889,709
                                                                  ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
              Telecommunication Equipment (0.2%)
 2,244,200    FWT, Inc (Series A) (c)......................................  $  1,009,890
                                                                             ------------
              Total Preferred Stocks
               (COST $52,459,703)..........................................    16,886,632
                                                                             ------------

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE
---------                                                        ----------

             Warrants (d) (0.1%)
             Aerospace & Defense (0.0%)
   9,000     Sabreliner Corp. - 144A*..........................  04/15/03..             0
                                                                             ------------
             Broadcasting (0.0%)
   5,700     XM Satellite Radio, Inc. - 144A*..................  03/15/10..         3,420
                                                                             ------------
             Cable/Satellite TV (0.0%)
  57,000     Diva Systems Corp. - 144A*........................  03/01/08..             0
   6,600     Ono Finance PLC (United Kingdom) - 144A*..........  05/31/09..           660
                                                                             ------------
                                                                                      660
                                                                             ------------
             Casino/Gaming (0.0%)
 220,000     Aladdin Gaming Holdings LLC - 144A*...............  03/01/10..             0
  20,000     Resort At Summerlin LP - 144A*....................  12/15/07..             0
                                                                             ------------
                                                                                        0
                                                                             ------------
             Electric Utilities (0.0%)
   1,040     TNP Enterprises, Inc. - 144A*.....................  04/01/11..        26,000
                                                                             ------------
             Entertainment & Leisure (0.1%)
  36,019     AMF Bowling Worldwide, Inc. (Series A)............  03/09/09..       216,114
  35,191     AMF Bowling Worldwide, Inc. (Series B)............  03/09/09..       175,955
                                                                             ------------
                                                                                  392,069
                                                                             ------------
             Internet Software/Services (0.0%)
  47,000     Verado Holdings, Inc. - 144A*.....................  04/15/08..             0
                                                                             ------------
             Restaurants (0.0%)
   3,500     American Restaurant Group Holdings, Inc. -
              144A*............................................  08/15/08..             0
                                                                             ------------
             Retail - Specialty (0.0%)
   9,000     Mrs. Fields Holding, Inc. - 144A*.................  12/01/05..             0
                                                                             ------------
             Specialty Telecommunications (0.0%)
  11,500     Birch Telecom, Inc................................  06/15/08..             0
  23,050     GT Group Telecom, Inc. (Canada) - 144A*...........  02/01/10..         2,305
 104,289     McLeodUSA, Inc....................................  04/16/07..         9,386
                                                                             ------------
                                                                                   11,691
                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF                                                                                      EXPIRATION
WARRANTS                                                                                          DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
             Telecommunications (0.0%)
  11,850     Startec Global Communications Corp. - 144A*.....................................  05/15/08    $          0
                                                                                                           ------------
             Wireless Telecommunications (0.0%)
  10,000     Metricom, Inc...................................................................  02/15/10               0
  18,250     Motient Corp. - 144A*...........................................................  04/01/08             182
                                                                                                           ------------
                                                                                                                    182
                                                                                                           ------------
             Total Warrants
              (Cost $6,104,595)..........................................................................       434,022
                                                                                                           ------------

PRINCIPAL
AMOUNT IN                                                             COUPON            MATURITY
THOUSANDS                                                              RATE               DATE
---------                                                              ----               ----

             Short-Term Investment (0.5%)
             Repurchase Agreement
$  2,850     Joint repurchase agreement account (dated
             08/30/02; proceeds $2,850,594) (e)
             (Cost $2,850,000).................................       1.875%            09/03/02              2,850,000
                                                                                                       ----------------
             Total Investments
             (Cost $1,850,200,586) (f)...........................................        96.7%              498,518,139
             Other Assets in Excess of Liabilities...............................         3.3                17,174,020
                                                                                   ------------------  ----------------
             Net Assets..........................................................        100.0%        $    515,692,159
                                                                                   ==================  ================

---------------------

 ADR  American Depository Receipt.
  *   Resale is restricted to qualified institutional investors.
  +   Payment-in-kind security.
 ++ Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
[+/+] Consists of one or more class of securities traded together as a unit;
      preferred stocks with attached warrants.
 (a)  Issuer in bankruptcy.
 (b)  Non-income producing security; bond in default.
 (c)  Acquired through exchange offer.
 (d)  Non-income producing securities.
 (e)  Collateralized by federal agency and U.S. Treasury obligations.
 (f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,620,178 and the aggregate gross unrealized depreciation is $1,359,302,625, resulting in net unrealized depreciation of $1,351,682,447.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002

Assets:
Investments in securities, at value (cost
 $1,850,200,586)..................................  $  498,518,139
Receivable for:
  Interest........................................      12,441,151
  Investments sold................................       6,327,777
  Capital stock sold..............................         551,144
Prepaid expenses and other assets.................          54,789
                                                    --------------
    Total Assets..................................     517,893,000
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................         865,033
  Capital stock redeemed..........................         427,364
  Distribution fee................................         269,100
  Investment management fee.......................         219,183
Payable to bank...................................         228,794
Accrued expenses and other payables...............         191,367
                                                    --------------
    Total Liabilities.............................       2,200,841
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................   2,780,173,995
Net unrealized depreciation.......................  (1,351,682,447)
Dividends in excess of net investment income......     (17,405,768)
Accumulated net realized loss.....................    (895,393,621)
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Class A Shares:
Net Assets........................................     $23,879,067
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      15,369,470
    Net Asset Value Per Share.....................           $1.55
                                                             =====
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset
     value).......................................           $1.62
                                                             =====
Class B Shares:
Net Assets........................................    $371,398,868
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................     239,992,793
    Net Asset Value Per Share.....................           $1.55
                                                             =====
Class C Shares:
Net Assets........................................     $33,977,953
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      21,913,543
    Net Asset Value Per Share.....................           $1.55
                                                             =====
Class D Shares:
Net Assets........................................     $86,436,271
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      55,671,724
    Net Asset Value Per Share.....................           $1.55
                                                             =====

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended August 31, 2002

Net Investment Income:
Income
Interest.......................................... $  99,363,134
Dividend..........................................       753,719
                                                   -------------
                                                     100,116,853
                                                   -------------
Expenses
Distribution fee (Class A shares).................        48,012
Distribution fee (Class B shares).................     3,747,816
Distribution fee (Class C shares).................       349,455
Investment management fee.........................     3,258,237
Transfer agent fees and expenses..................     1,381,858
Professional fees.................................       251,733
Shareholder reports and notices...................       160,601
Registration fees.................................        97,084
Custodian fees....................................        30,503
Directors' fees and expenses......................        18,833
Other.............................................       321,757
                                                   -------------
    Total Expenses................................     9,665,889
                                                   -------------
    Net Investment Income.........................    90,450,964
                                                   -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (375,136,573)
Net change in unrealized depreciation.............   111,513,872
                                                   -------------
    Net Loss......................................  (263,622,701)
                                                   -------------
Net Decrease...................................... $(173,171,737)
                                                   =============

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          AUGUST 31, 2002  AUGUST 31, 2001
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  90,450,964   $  182,819,538
Net realized loss.......................    (375,136,573)    (282,975,609)
Net change in unrealized depreciation...     111,513,872     (513,181,124)
                                           -------------   --------------

    Net Decrease........................    (173,171,737)    (613,337,195)
                                           -------------   --------------

Dividends and Distributions to
 Shareholders from:
Net Investment Income:
  Class A shares........................      (3,878,089)      (7,002,632)
  Class B shares........................     (69,129,555)    (150,569,611)
  Class C shares........................      (5,647,596)     (10,293,101)
  Class D shares........................     (16,092,318)     (29,754,002)
Paid-in-Capital
  Class A shares........................        (425,216)        --
  Class B shares........................      (7,579,753)        --
  Class C shares........................        (619,234)        --
  Class D shares........................      (1,764,452)        --
                                           -------------   --------------
    Total Dividends and Distributions...    (105,136,213)    (197,619,346)
                                           -------------   --------------

Net decrease from capital stock
 transactions...........................     (94,605,170)     (72,611,177)
                                           -------------   --------------

    Net Decrease........................    (372,913,120)    (883,567,718)
Net Assets:
Beginning of period.....................     888,605,279    1,772,172,997
                                           -------------   --------------
End of Period
 (Including dividends in excess of net
 investment income of $17,405,768 and
 $17,487,233, respectively).............   $ 515,692,159   $  888,605,279
                                           =============   ==============

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,068,745 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $26,842, $1,519,542 and $29,347, respectively and received $135,390 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002, aggregated $252,783,370 and $375,196,197, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $24,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $7,230. At August 31, 2002, the Fund had an accrued pension liability of $58,619 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $530,730,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
 2003     2004     2005     2006     2007     2008     2009      2010
-------  -------  -------  -------  -------  -------  -------  --------
$50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $89,299  $220,838
=======  =======  =======  =======  =======  =======  =======  ========

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $363,679,000 during fiscal 2002.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales, book amortization of discounts on debt securities and interest and amortization of discounts on bonds in default. The Fund had permanent book/tax differences primarily attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $172,175,337, dividends in excess of net investment income was charged $948,800 and accumulated net realized loss was credited $173,124,137.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                 FOR THE YEAR
                                           ENDED                        ENDED
                                      AUGUST 31, 2002              AUGUST 31, 2001
                                ---------------------------  ---------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                ------------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................    10,201,614  $  20,177,481    19,209,128  $  63,780,578
Reinvestment of dividends.....     1,119,515      2,083,474     1,049,177      3,186,287
Redeemed......................   (11,782,958)   (23,700,021)  (17,600,601)   (59,066,199)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class A......................      (461,829)    (1,439,066)    2,657,704      7,900,666
                                ------------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................    39,306,397     74,811,260    87,486,847    281,384,559
Reinvestment of dividends.....    14,993,853     27,953,825    17,505,252     53,772,493
Redeemed......................  (101,220,067)  (190,557,689) (136,458,377)  (426,230,286)
                                ------------  -------------  ------------  -------------
Net decrease -- Class B.......   (46,919,817)   (87,792,604)  (31,466,278)   (91,073,234)
                                ------------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................     7,565,119     14,251,142    13,531,056     45,899,890
Reinvestment of dividends.....     1,601,530      2,981,218     1,676,677      5,136,460
Redeemed......................    (8,724,288)   (16,164,050)  (13,756,797)   (45,459,076)
                                ------------  -------------  ------------  -------------
Net increase -- Class C.......       442,361      1,068,310     1,450,936      5,577,274
                                ------------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................    13,842,546     25,568,899    20,506,858     63,372,986
Reinvestment of dividends.....     6,026,961     11,290,465     5,852,214     17,880,440
Redeemed......................   (23,300,211)   (43,301,174)  (24,049,991)   (76,269,309)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class D......................    (3,430,704)    (6,441,810)    2,309,081      4,984,117
                                ------------  -------------  ------------  -------------
Net decrease in Fund..........   (50,369,989) $ (94,605,170)  (25,048,557) $ (72,611,177)
                                ============  =============  ============  =============

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $5,326,859 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $4,981,336; increase unrealized depreciation by $3,780,819; and increase net realized losses by $1,200,517. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Merger
On July 25, 2002, the Trustees of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") approved plans of reorganization whereby HIAT, HIAT II and HIAT III would be merged into the Fund. The plans of reorganization are subject to the consent of HIAT's, HIAT II's and HIAT III's shareholders at separate meetings to be held on December 10, 2002. If approved, the assets of HIAT, HIAT II and HIAT III would be combined with the assets of the Fund and shareholders of HIAT, HIAT II and HIAT III would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in HIAT, HIAT II and HIAT III, respectively.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.35       $ 5.51       $ 6.16       $ 6.82
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........       0.26(2)      0.47         0.69         0.72         0.76
  Net realized and
   unrealized loss.......      (0.73)(2)     (1.99)      (1.13)       (0.63)       (0.71)
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (0.47)       (1.52)       (0.44)        0.09         0.05
                              ------       ------       ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)       (0.51)       (0.72)       (0.74)       (0.71)
  Paid-in-capital........      (0.03)       -            -            -            -
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      (0.30)       (0.51)       (0.72)       (0.74)       (0.71)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32       $ 4.35       $ 5.51       $ 6.16
                              ======       ======       ======       ======       ======

Total Return+............     (21.70)%     (37.05)%      (8.88)%       1.47%        0.40%

Ratios to Average Net
 Assets(1):
Expenses.................       0.99 %       0.77 %       0.70 %       0.68%        0.75%
Net investment income....      13.76 %(2)   15.17 %      13.62 %      12.42%       11.30%
Supplemental Data:
Net assets, end of
 period, in thousands....    $23,879      $36,762      $57,273      $68,667      $30,678
Portfolio turnover
 rate....................         39 %         49 %         20 %         36%          66%

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE YEAR ENDED AUGUST 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 2.32         $ 4.34          $ 5.50         $ 6.15         $ 6.82
                               ------         ------          ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........        0.25(2)        0.46            0.66           0.69           0.73
  Net realized and
   unrealized loss.......       (0.73)(2)      (1.99)          (1.13)         (0.64)         (0.72)
                               ------         ------          ------         ------         ------
Total income (loss) from
 investment operations...       (0.48)         (1.53)          (0.47)          0.05           0.01
                               ------         ------          ------         ------         ------
Less dividends and
 distributions from:
  Net investment
   income................       (0.26)         (0.49)          (0.69)         (0.70)         (0.68)
  Paid-in-capital........       (0.03)        -               -              -              -
                               ------         ------          ------         ------         ------
Total dividends and
 distributions...........       (0.29)         (0.49)          (0.69)         (0.70)         (0.68)
                               ------         ------          ------         ------         ------

Net asset value, end of
 period..................      $ 1.55         $ 2.32          $ 4.34         $ 5.50         $ 6.15
                               ======         ======          ======         ======         ======

Total Return+............      (22.00)%       (37.27)%         (9.39)%         0.92%         (0.23)%

Ratios to Average Net
 Assets(1):
Expenses.................        1.56 %         1.37 %          1.25 %         1.24%          1.25 %
Net investment income....       13.19 %(2)     14.57 %         13.07 %        11.86%         10.80 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $371,399       $664,706      $1,381,008     $1,927,186     $1,761,147
Portfolio turnover
 rate....................          39 %           49 %            20 %           36%            66 %

---------------------

 [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                            FOR THE YEAR ENDED AUGUST 31,
                           ----------------------------------------------------------------
                              2002          2001         2000         1999         1998
                           -----------  ------------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.34        $ 5.51       $ 6.15       $ 6.82
                              ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........       0.25(2)      0.45          0.66         0.68         0.72
  Net realized and
   unrealized loss.......      (0.73)(2)     (1.98)       (1.14)       (0.62)       (0.72)
                              ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...      (0.48)       (1.53)        (0.48)        0.06         0.00
                              ------       ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.26)       (0.49)        (0.69)       (0.70)       (0.67)
  Paid-in-capital........      (0.03)       -             -            -            -
                              ------       ------        ------       ------       ------
Total dividends and
 distributions...........      (0.29)       (0.49)        (0.69)       (0.70)       (0.67)
                              ------       ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32        $ 4.34       $ 5.51       $ 6.15
                              ======       ======        ======       ======       ======

Total Return+............     (22.11)%     (37.24)%       (9.66)%       0.99%       (0.34)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.66 %       1.47 %        1.35 %       1.34%        1.36 %
Net investment income....      13.09 %(2)   14.47 %       12.97 %      11.76%       10.69 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $33,978      $49,818       $86,951     $109,142      $56,626
Portfolio turnover
 rate....................         39 %         49 %          20 %         36%          66 %

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE YEAR ENDED AUGUST 31,
                           ------------------------------------------------------------------
                               2002          2001          2000         1999         1998
                           ------------  ------------  ------------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32         $ 4.35        $ 5.51       $ 6.16       $ 6.82
                              ------         ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........       0.26(2)        0.48          0.70         0.74         0.78
  Net realized and
   unrealized loss.......      (0.73)(2)      (1.99)        (1.13)       (0.64)       (0.71)
                              ------         ------        ------       ------       ------
Total income (loss) from
 investment
 operations..............      (0.47)         (1.51)        (0.43)        0.10         0.07
                              ------         ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)         (0.52)        (0.73)       (0.75)       (0.73)
  Paid-in-capital........      (0.03)        -             -             -            -
                              ------         ------        ------       ------       ------
Total dividends and
 distributions...........      (0.30)         (0.52)        (0.73)       (0.75)       (0.73)
                              ------         ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55         $ 2.32        $ 4.35       $ 5.51       $ 6.16
                              ======         ======        ======       ======       ======

Total Return+............     (21.45)%       (36.95)%       (8.69)%       1.67%        0.63%

Ratios to Average Net
 Assets(1):
Expenses.................       0.81 %         0.62 %        0.50 %       0.49%        0.51%
Net investment income....      13.94 %(2)     15.32 %       13.82 %      12.61%       11.54%
Supplemental Data:
Net assets, end of
 period, in thousands....    $86,436       $137,319      $246,941     $333,714     $400,582
Portfolio turnover
 rate....................         39 %           49 %          20 %         36%          66%

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley High Yield Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 23, 2002

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                             Number of
                                                                                                            Portfolios
                                             Term of                                                          in Fund
                           Position(s)     Office and                                                         Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
  Independent Director     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   ---------------  -------------------------------------------  ---------------------
Michael Bozic (61)         Director      Director since   Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)         Director      Director since   Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)       Director      Director since   Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial loan
201 S. Main Street         corporation), United Space Alliance
Salt Lake City, UT         (joint venture between Lockheed
                           Martin and the Boeing Company) and
                           Nuskin Asia Pacific (multilevel
                           marketing); member of the board of
                           various civic and charitable
                           organizations.

Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

                                                                                                            Number of
                                                                                                           Portfolios
                                            Term of                                                          in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
  Independent Director     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   --------------  -------------------------------------------  ---------------------
Dr. Manuel H. Johnson      Director      Director since  Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.

Michael E. Nugent (66)     Director      Director since  Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.

Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Interested Directors:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Director          Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Director since   Chairman and Director or Trustee of the
(69)                        Director or Trustee   July 1991        Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/ DW Term Trusts
                                                                   (until September 2002).

James F. Higgins (54)       Director              Director since   Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).

Philip J. Purcell (58)      Director              Director since   Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                 Number of
                                Portfolios
                                  in Fund
                                  Complex
Name, Age and Address of         Overseen
   Interested Director         by Director**      Other Directorships Held by Director
-------------------------  ---------------------  ------------------------------------
Charles A. Fiumefreddo                  129       None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)                   129       None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)                  129       Director of American Airlines, Inc.
1585 Broadway                                     and its parent company, AMR
New York, NY                                      Corporation.

----------------------------

   * Each Director serves an indefinite term, until his or her successor is elected.
  ** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. And any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (Including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002

Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY

Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY

Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY

Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.

Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.

Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.

Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.

Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at PricewaterhouseCoopers
                                     LLP (January 1998-August 2000) and
                                     Associate-Fund Administration at BlackRock
                                     Financial Management (July 1996-December
                                     1997).

----------------------------

   * Each officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37915RPT 8136I02 ANS 9/02

[MORGAN STANLEY LOGO]

[COVER PHOTO]

MORGAN STANLEY
HIGH YIELD SECURITIES

ANNUAL REPORT
AUGUST 31, 2002

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002

Dear Shareholder:
After the sharp decline in September 2002, the high-yield market bounced back over the next seven months. The signs of potential economic recovery early in 2002 and strong flows into the high-yield asset class contributed to the improved tone of the market. However, the high-yield market weakened again during the balance of the review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. WorldCom reported that it had misclassified nearly $3.9 billion in costs. This announcement caused the market to fall significantly in late June as investor confidence eroded. Strong inflows into the high-yield asset class -- totaling nearly $9 billion from January through May -- stopped as investors withdrew approximately $2 billion in June and July. The size of net redemptions led to sales by mutual funds and dealers, resulting in lower prices.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads also widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

Performance and Portfolio Strategy
For the 6-month period ended July 31, 2002, Morgan Stanley High Income Advantage Trust III's net asset value (NAV) declined from $1.25 per share on January 31, 2002, to $1.07 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions totaling $0.072 per share, the Trust produced a total return of -9.18 percent. For the same period, the Trust's market price on the New York Stock Exchange (NYSE) declined from $1.27 per share on January 31, 2002, to $1.01 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions, the Trust produced a total return of -15.62 percent.

As noted, the past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Trust's positions in the lower-rated portion of the market and in communications-related industries have been adversely affected. The last three months represented an extension of these difficulties.

The Trust's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. These industries

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

were down by more than 30 percent over the past six months, thereby underperforming the rest of the high-yield market. Accompanied by slower revenue growth, higher default rates and many rating downgrades, these factors led prices lower for most bonds in these industries. Despite the Trust's investments in a number or these industries having been reduced over the past year, allocations remained above market weights, thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors. These sectors performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Venetian, Intermet, Metaldyne and Foamex.. The team increased the Trust's overall credit quality by buying BB-rated securities and decreasing exposure to telecommunications-related industries.

At fiscal year-end the Trust was overweighted toward wireline communications, cable, wireless communications and media, as well as manufacturing and housing. Underweighted positions included consumer products and retail. The Trust's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Trust also is underweighted toward utilities, because of accounting concerns, and aerospace, as a result of slow demand.

Looking Ahead
June and July were two of the worst back-to-back months in the history of the high-yield market. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence. We anticipate that the economy may grow moderately over the next 18 months. We believe this growth, if realized, should help corporate balance sheets, which may in turn help to lower defaults among high-yield issuers.

We also believe that the high-yield market may benefit from a structural shift in its makeup that has occurred over the past year. One of the greatest excesses of the late 1990s occurred when more and more lower-quality companies were able to tap the high-yield market for financing. This wave of lower-quality companies helped drag down the market's overall credit quality and was a large contributor to the climbing default rates of the past two years. In our view, this trend

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

has reversed in the past year as lower-quality companies have been all but shut out of the market for new issuance. We anticipate that this shift upward in quality should also help reduce broader market default rates from their recent elevated levels back to their historical averages.

Plan of Reorganization
On July 25, 2002, the Board of Trustees of the Trust and the Board of Directors of Morgan Stanley High Yield Securities approved a proposed plan of reorganization of the Trust into Morgan Stanley High Yield Securities, an open-end investment company.

Pursuant to an Agreement and Plan of Reorganization, substantially all the assets of the Trust would be combined with the assets of Morgan Stanley High Yield Securities, effectively open-ending the Trust. Shareholders of the Trust would receive Class D shares of Morgan Stanley High Yield Securities with a value equal to the net asset value of their respective holdings in the Trust. If shareholders of the Trust approve the Agreement and Plan of Reorganization, they would become Class D shareholders of Morgan Stanley High Yield Securities and the shares of the Trust will no longer be listed or traded on the New York Stock Exchange. The approval of shareholders of Morgan Stanley High Yield Securities is not required.

The Agreement and Plan of Reorganization will be submitted to shareholders of the Trust at a Special Meeting presently scheduled to take place in December 2002. A proxy statement formally detailing the Agreement and Plan of Reorganization will be mailed to shareholders in September. Morgan Stanley High Income Advantage Trust III and Morgan Stanley High Yield Securities are managed by Morgan Stanley Investment Advisors Inc.'s High Yield team.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust III and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Corporate Bonds (86.3%)
            Advertising/Marketing Services (1.3%)
$    180    Interep National Radio Sales, Inc. .....................   10.00%         07/01/08    $   159,300
                                                                                                  -----------
            Aerospace & Defense (0.5%)
     225    Loral Space & Communications Ltd. ......................    9.50          01/15/06         72,000
                                                                                                  -----------
            Airlines (0.7%)
     155    Air Canada Corp. (Canada)...............................   10.25          03/15/11        100,750
                                                                                                  -----------
            Alternative Power Generation (0.4%)
      95    Calpine Corp. ..........................................    8.50          02/15/11         48,450
                                                                                                  -----------
            Auto Parts: O.E.M. (4.6%)
      35    Arvinmeritor, Inc. .....................................    8.75          03/01/12         37,773
      40    Collins & Aikman Products Co. ..........................   11.50          04/15/06         36,200
      95    Collins & Aikman Products Co. ..........................   10.75          12/31/11         93,813
     180    Dana Corp. .............................................    9.00          08/15/11        172,800
      55    Dura Operating Corp. ...................................    8.625         04/15/12         55,137
      60    Intermet Corp. - 144A*..................................    9.75          06/15/09         60,000
      35    Lear Corp. (Series B)...................................    8.11          05/15/09         36,050
      75    Metaldyne Corp. - 144A*.................................   11.00          06/15/12         69,000
      60    Stoneridge, Inc. .......................................   11.50          05/01/12         61,050
                                                                                                  -----------
                                                                                                      621,823
                                                                                                  -----------
            Broadcast/Media (1.4%)
     270    Tri-State Outdoor Media Group, Inc. (b).................   11.00          05/15/08        197,100
                                                                                                  -----------
            Broadcasting (1.7%)
     125    Salem Communications Holdings Corp. ....................    9.00          07/01/11        125,625
      60    XM Satellite Radio, Inc. ...............................   14.00          03/15/10         20,400
     100    Young Broadcasting, Inc. ...............................   10.00          03/01/11         88,500
                                                                                                  -----------
                                                                                                      234,525
                                                                                                  -----------
            Cable/Satellite TV (4.8%)
   3,750    Australis Holdings Property Ltd. (Australia) (a)(b).....   15.00          11/01/02              0
      60    British Sky Broadcasting Group PLC (United Kingdom).....    6.875         02/23/09         54,718
     150    British Sky Broadcasting Group PLC (United Kingdom).....    8.20          07/15/09        144,910
     225    Callahan Nordrhein Westfalen (Germany) (a)(b)...........   14.00          07/15/10          6,750
     275    Charter Communications Holdings Corp. ..................   11.75++        05/15/11         89,375
     155    Echostar DBS Corp. - 144A*..............................    9.125         01/15/09        142,600


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
$    375    Knology Holdings, Inc. .................................   11.875++%      10/15/07    $   127,500
     155    Ono Finance PLC (United Kingdom)........................   14.00          02/15/11         26,350
      25    Pegasus Communications Corp. (Series B).................    9.75          12/01/06         11,750
     185    Telewest Communications PLC (United Kingdom)............    9.875         02/01/10         37,000
     355    United Pan-Europe Communications N.V. (Series B)
              (Netherlands) (b).....................................   10.875         08/01/09         18,194
                                                                                                  -----------
                                                                                                      659,147
                                                                                                  -----------
            Casino/Gaming (2.9%)
     950    Aladdin Gaming Holdings Corp. (Series B)................   13.50++        03/01/10         19,000
      55    Harrah's Operating Co., Inc. ...........................    8.00          02/01/11         59,130
     110    Park Place Entertainment Corp. .........................    8.875         09/15/08        111,650
     600    Resort At Summerlin LP (Series B) (a)(b)................   13.00          12/15/07              0
     130    Station Casinos, Inc. ..................................    9.875         07/01/10        137,150
      75    Venetian Casino/LV Sands - 144A*........................   11.00          06/15/10         74,812
                                                                                                  -----------
                                                                                                      401,742
                                                                                                  -----------
            Cellular Telephone (0.7%)
      50    Dobson/Sygnet Communications Co. .......................   12.25          12/15/08         26,000
     700    Dolphin Telecom PLC (Series B) (United Kingdom)
              (a)(d)................................................   14.00++        05/15/09             70
   3,200    Dolphin Telecom PLC (United Kingdom) (a)(d).............   11.50++        06/01/08            320
      90    Tritel PCS, Inc. .......................................   12.75++        05/15/09         65,700
                                                                                                  -----------
                                                                                                       92,090
                                                                                                  -----------
            Chemicals: Major Diversified (1.6%)
      86    Equistar Chemical/Funding...............................   10.125         09/01/08         78,475
     160    Huntsman ICI Chemicals LLC..............................   10.125         07/01/09        140,800
                                                                                                  -----------
                                                                                                      219,275
                                                                                                  -----------
            Chemicals: Specialty (2.2%)
      60    Acetex Corp. (Canada)...................................   10.875         08/01/09         61,200
      15    ISP Chemco, Inc. (Series B).............................   10.25          07/01/11         14,625
     125    ISP Holdings, Inc. (Series B)...........................   10.625         12/15/09        111,875
      70    Lyondell Chemical Co. (Series B)........................    9.875         05/01/07         65,625
      40    Millennium America, Inc. ...............................    9.25          06/15/08         41,000
                                                                                                  -----------
                                                                                                      294,325
                                                                                                  -----------
            Commercial Printing/Forms (1.1%)
     100    Mail-Well I Corp. - 144A*...............................    9.625         03/15/12         77,000
     500    Premier Graphics, Inc. (b)..............................   11.50          12/01/05         15,625
      20    Quebecor Media, Inc. (Canada)...........................   13.75++        07/15/11         10,250
      60    Quebecor Media, Inc. (Canada)...........................   11.125         07/15/11         52,800
                                                                                                  -----------
                                                                                                      155,675
                                                                                                  -----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Consumer/Business Services (2.8%)
$    622    Comforce Corp. (Series B)...............................   15.00+%        12/01/09    $   186,480
      94    MDC Communication Corp. (Canada)........................   10.50          12/01/06         77,080
     145    Muzak LLC/Muzak Finance Corp. ..........................    9.875         03/15/09        121,981
                                                                                                  -----------
                                                                                                      385,541
                                                                                                  -----------
            Containers/Packaging (2.3%)
     220    Owens-Illinois, Inc. ...................................    7.80          05/15/18        173,800
      55    Pliant Corp. ...........................................   13.00          06/01/10         56,375
      80    Riverwood International Corp. ..........................   10.875         04/01/08         82,200
                                                                                                  -----------
                                                                                                      312,375
                                                                                                  -----------
            Diversified Manufacturing (1.3%)
     225    Eagle-Picher Industries, Inc. ..........................    9.375         03/01/08        174,375
                                                                                                  -----------
            Electric Utilities (1.1%)
      75    Mirant Americas General, Inc. ..........................    8.30          05/01/11         39,000
      85    PG&E National Energy Group, Inc. .......................   10.375         05/16/11         62,900
      75    PSEG Energy Holdings - 144A*............................    8.625         02/15/08         48,228
                                                                                                  -----------
                                                                                                      150,128
                                                                                                  -----------
            Electronic Components (1.0%)
      20    Flextronics International Ltd. (Series B) (Singapore)...    9.875         07/01/10         20,200
     255    Soletron Corp. (Conv.)..................................    0.00          11/20/20        111,881
                                                                                                  -----------
                                                                                                      132,081
                                                                                                  -----------
            Electronic Distributors (1.0%)
     125    BRL Universal Equipment Corp. ..........................    8.875         02/15/08        124,375
   1,000    CHS Electronics, Inc. (a)(b)............................    9.875         04/15/05          8,750
                                                                                                  -----------
                                                                                                      133,125
                                                                                                  -----------
            Electronic Equipment/Instruments (0.5%)
     190    High Voltage Engineering, Inc. .........................   10.75          08/15/04         68,400
                                                                                                  -----------
            Electronics/Appliances (0.0%)
   5,000    International Semi-Tech Microelectronics, Inc. (Canada)
              (a)(b)................................................   11.50          08/15/03            500
                                                                                                  -----------
            Engineering & Construction (0.1%)
      55    Encompass Services Corp. ...............................   10.50          05/01/09         13,750
     300    Metromedia Fiber Network, Inc. (a)(b)...................   10.00          12/15/09          3,000
                                                                                                  -----------
                                                                                                       16,750
                                                                                                  -----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Environmental Services (1.8%)
$    150    Allied Waste North America, Inc. (Series B).............   10.00%         08/01/09    $   135,000
     110    WMX Technologies, Inc. .................................    7.00          10/15/06        116,642
                                                                                                  -----------
                                                                                                      251,642
                                                                                                  -----------
            Finance/Rental/Leasing (0.3%)
      10    CIT Group, Inc. ........................................    6.50          02/07/06          9,899
      25    CIT Group, Inc. ........................................    5.625         05/17/04         24,946
                                                                                                  -----------
                                                                                                       34,845
                                                                                                  -----------
            Financial Conglomerates (0.3%)
      45    Case Credit Corp. ......................................    6.125         02/15/03         44,236
                                                                                                  -----------
            Food Distributors (0.9%)
     125    Volume Services America, Inc. ..........................   11.25          03/01/09        118,750
                                                                                                  -----------
            Food: Meat/Fish/Dairy (2.2%)
     105    Michael Foods, Inc. (Series B)..........................   11.75          04/01/11        114,975
     115    Smithfield Foods, Inc. .................................    7.625         02/15/08        112,700
      70    Smithfield Foods, Inc. (Series B).......................    8.00          10/15/09         70,350
                                                                                                  -----------
                                                                                                      298,025
                                                                                                  -----------
            Forest Products (2.1%)
      40    Louisiana Pacific Corp. ................................    8.875         08/15/10         43,321
     110    Louisiana Pacific Corp. ................................   10.875         11/15/08        114,950
     130    Tembec Industries, Inc. (Canada)........................    8.50          02/01/11        130,650
                                                                                                  -----------
                                                                                                      288,921
                                                                                                  -----------
            Gas Distributors (0.3%)
      90    Dynegy Holdings, Inc. ..................................    6.875         04/01/11         34,200
                                                                                                  -----------
            Home Building (2.7%)
     145    Schuler Homes, Inc. ....................................    9.375         07/15/09        145,725
      55    Tech Olympic USA, Inc. - 144A*..........................    9.00          07/01/10         51,769
      60    Tech Olympic USA, Inc. - 144A*..........................   10.375         07/01/12         57,075
     110    Toll Corp. .............................................    8.25          02/01/11        107,800
                                                                                                  -----------
                                                                                                      362,369
                                                                                                  -----------
            Hospital/Nursing Management (1.2%)
     145    HCA Inc. ...............................................    8.75          09/01/10        161,664
                                                                                                  -----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Hotels/Resorts/Cruiselines) (3.6%)
$     45    Hilton Hotels Corp. ....................................    7.95%         04/15/07    $    45,852
     120    HMH Properties, Inc. (Series B).........................    7.875         08/01/08        113,100
     135    Horseshoe Gaming Holding Corp.(Series B)................    8.625         05/15/09        137,025
     100    Prime Hospitality Corp. - 144A*.........................    8.375         05/01/12         96,500
      25    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......    7.375         05/01/07         23,875
      85    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......    7.875         05/01/12         80,325
                                                                                                  -----------
                                                                                                      496,677
                                                                                                  -----------
            Industrial Conglomerates (0.4%)
      75    Tyco International Group S.A. (Luxembourg)..............    6.75          02/15/11         56,250
                                                                                                  -----------
            Industrial Specialties (1.3%)
      35    Foamex LP/Capital Corp. - 144A*.........................   10.75          04/01/09         35,613
      25    Johnsondiversey, Inc. - 144A*...........................    9.625         05/15/12         25,875
      20    Tekni-Plex, Inc. (Series B).............................   12.75          06/15/10         19,600
      25    Tekni-Plex, Inc. - 144A*................................   12.75          06/15/10         24,500
      70    UCAR Finance Inc. ......................................   10.25          02/15/12         70,000
                                                                                                  -----------
                                                                                                      175,588
                                                                                                  -----------
            Internet Software/Services (1.3%)
     230    Exodus Communications, Inc. (a)(b)......................   11.625         07/15/10         14,375
     500    Globix Corp. (a)(b).....................................   12.50          02/01/10         85,000
     250    PSINet, Inc. (a)(b).....................................   10.50          12/01/06         24,688
     600    PSINet, Inc. (a)(b).....................................   11.00          08/01/09         59,250
                                                                                                  -----------
                                                                                                      183,313
                                                                                                  -----------
            Managed Health Care (2.1%)
     195    Aetna, Inc. ............................................    7.875         03/01/11        209,131
      70    Healthnet, Inc. ........................................    8.375         04/15/11         77,233
                                                                                                  -----------
                                                                                                      286,364
                                                                                                  -----------
            Media Conglomerates (1.2%)
      80    AOL Time Warner, Inc. ..................................    6.875         05/01/12         66,734
     100    Nextmedia Operating, Inc. ..............................   10.75          07/01/11         97,500
                                                                                                  -----------
                                                                                                      164,234
                                                                                                  -----------
            Medical Distributors (0.7%)
      90    Amerisource Bergen Corp. ...............................    8.125         09/01/08         91,800
                                                                                                  -----------
            Medical/Nursing Services (1.0%)
     160    Fresenius Medical Care Capital Trust....................    7.875         06/15/11        136,000
                                                                                                  -----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Metal Fabrications (0.6%)
$     85    Trimas Corp. - 144A*....................................    9.875%        06/15/12    $    83,300
                                                                                                  -----------
            Movies/Entertainment (1.6%)
     135    Alliance Atlantis Communications, Inc. (Canada).........   13.00          12/15/09        144,619
      80    Six Flags, Inc. ........................................    8.875         02/01/10         77,800
                                                                                                  -----------
                                                                                                      222,419
                                                                                                  -----------
            Office Equipment/Supplies (0.0%)
   1,300    Mosler, Inc. (a)(b).....................................   11.00          04/15/03              0
                                                                                                  -----------
            Oil & Gas Pipelines (0.3%)
     100    Williams Companies, Inc. (Series A).....................    7.50          01/15/31         43,500
                                                                                                  -----------
            Oil & Gas Production (2.8%)
     160    Chesapeake Energy Corp. ................................    8.125         04/01/11        156,200
      20    Magnum Hunter Resources, Inc.- 144A*....................    9.60          03/15/12         20,100
      55    Stone Energy Corp. .....................................    8.25          12/15/11         55,138
     170    Vintage Petroleum, Inc. ................................    7.875         05/15/11        153,000
                                                                                                  -----------
                                                                                                      384,438
                                                                                                  -----------
            Oil Refining/Marketing (1.4%)
      95    Husky Oil Ltd. (Canada).................................    8.90          08/15/28        104,086
     120    Tesoro Petroleum Corp. - 144A*..........................    9.625         04/01/12         89,400
                                                                                                  -----------
                                                                                                      193,486
                                                                                                  -----------
            Oilfield Services/Equipment (0.7%)
      60    Hanover Equipment Trust - 144A*.........................    8.50          09/01/08         50,400
      55    Hanover Equipment Trust - 144A*.........................    8.75          09/01/11         45,650
                                                                                                  -----------
                                                                                                       96,050
                                                                                                  -----------
            Other Metals/Minerals (0.9%)
      80    Murrin Murrin Holdings Property Ltd. (Australia)........    9.375         08/31/07         22,400
     100    Phelps Dodge Corp. .....................................    8.75          06/01/11        105,438
                                                                                                  -----------
                                                                                                      127,838
                                                                                                  -----------
            Publishing: Books/Magazines (0.8%)
     145    PRIMEDIA, Inc. .........................................    8.875         05/15/11        104,400
                                                                                                  -----------
            Publishing: Newspapers (0.6%)
      95    Holliner Participation Trust (Canada) - 144A*...........   12.125+        11/15/10         85,464
                                                                                                  -----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Pulp & Paper (0.8%)
$    110    Norske Skog Canada Ltd. (Canada)........................    8.625%        06/15/11    $   110,825
                                                                                                  -----------
            Real Estate Development (0.7%)
     120    CB Richard Ellis Services, Inc. ........................   11.25          06/15/11         97,200
                                                                                                  -----------
            Real Estate Investment Trusts (0.5%)
      65    Istar Financial, Inc. ..................................    8.75          08/15/08         65,653
                                                                                                  -----------
            Recreational Products (1.2%)
     150    International Game Technology...........................    8.375         05/15/09        157,125
                                                                                                  -----------
            Restaurants (2.6%)
   6,251    American Restaurant Group Holdings, Inc. - 144A* (c)....    0.00          12/15/05        191,271
   1,500    FRD Acquisition Corp. (Series B) (a)(b).................   12.50          07/15/04        165,000
                                                                                                  -----------
                                                                                                      356,271
                                                                                                  -----------
            Savings Banks (0.2%)
      25    GS Escrow Corp. ........................................    7.125         08/01/05         26,713
                                                                                                  -----------
            Semiconductors (0.5%)
      25    Fairchild Semiconductors Corp. .........................   10.375         10/01/07         26,125
      45    Fairchild Semiconductors Corp. .........................   10.50          02/01/09         47,925
                                                                                                  -----------
                                                                                                       74,050
                                                                                                  -----------
            Services to the Health Industry (2.1%)
      75    Anthem Insurance - 144A*................................    9.125         04/01/10         86,369
     100    Healthsouth Corp. - 144A*...............................    7.625         06/01/12         88,927
     110    Omnicare, Inc. (Series B)...............................    8.125         03/15/11        113,575
                                                                                                  -----------
                                                                                                      288,871
                                                                                                  -----------
            Specialty Stores (0.6%)
      75    AutoNation, Inc. .......................................    9.00          08/01/08         77,438
                                                                                                  -----------
            Specialty Telecommunications (3.5%)
     110    American Tower Corp. ...................................    9.375         02/01/09         58,300
   1,000    Birch Telecom, Inc. (a)(b)..............................   14.00          06/15/08         10,000
     300    DTI Holdings, Inc. (Series B) (a)(d)....................   12.50++        03/01/08            375
     500    Esprit Telecom Group PLC (United Kingdom) (b)...........   10.875         06/15/08             50
     950    Esprit Telecom Group PLC (United Kingdom) (b)...........   11.50          12/15/07             95
   1,800    Firstworld Communications, Inc. (a)(d)..................   13.00++%       04/15/08        166,500

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
$    110    Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........    9.50%         11/15/09    $     1,100
     225    Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........    8.70          08/01/07          2,250
     510    GT Group Telecom, Inc. (Canada) (a)(d)..................   13.25++        02/01/10          1,275
     300    Primus Telecommunications Group, Inc. (Series B)........    9.875         05/15/08        147,000
     250    Versatel Telecom International N.V. (Netherlands)
              (a)(b)................................................   13.25          05/15/08         75,000
     200    Viatel Inc. (d).........................................   12.50++        04/15/08          1,000
     700    Viatel Inc. (b).........................................   11.25          04/15/08          3,500
     300    Viatel Inc. (issued 12/08/99) (b).......................   11.50          03/15/09          1,500
     250    Viatel Inc. (issued 03/19/99) (b).......................   11.50          03/15/09          1,250
     735    World Access, Inc. (a)(b)(c)............................   13.25          01/15/08          7,350
     250    Worldwide Fiber, Inc. (Canada) (a)(b)...................   12.00          08/01/09             25
                                                                                                  -----------
                                                                                                      476,570
                                                                                                  -----------
            Steel (0.3%)
      35    Oregon Steel Mills, Inc. - 144A*........................   10.00          07/15/09         35,525
                                                                                                  -----------
            Telecommunication Equipment (0.8%)
     230    Corning, Inc. (Conv.)...................................    0.00          11/08/15        105,800
                                                                                                  -----------
            Telecommunications (1.9%)
   1,300    e. Spire Communications, Inc. (a)(b)....................   13.75          07/15/07          3,250
     390    Focal Communications Corp. (Series B)...................   12.125++       02/15/08         35,100
     250    Hyperion Telecommunication, Inc. (Series B) (b).........   12.25          09/01/04         12,500
     250    MGC Communications, Inc. (a)(b).........................   13.00          04/01/10         10,000
     500    NEXTLINK Communications LLC (a)(b)......................   12.50          04/15/06          5,000
     390    NTL Communications Corp. (Series B) (a)(b)..............   11.875         10/01/10         66,300
     900    Rhythms Netconnections, Inc. (b)........................   12.75          04/15/09         22,500
   1,500    Rhythms Netconnections, Inc. (b)........................   14.00          02/15/10         37,500
     250    Startec Global Communications Corp. (a)(b)..............   12.00          05/15/08             25
     115    Talton Holdings, Inc. (Series B)........................   11.00          06/30/07         34,500
      49    WorldCom, Inc. (a,b)....................................    6.95          08/15/28          6,248
     205    WorldCom, Inc. (a,b)....................................    8.25          05/15/31         26,138
                                                                                                  -----------
                                                                                                      259,061
                                                                                                  -----------
            Trucks/Construction/Farm Machinery (1.7%)
      45    Case Corp. (Series B)...................................    6.25          12/01/03         43,993
     170    J.B. Poindexter & Co., Inc. ............................   12.50          05/15/04        153,213
      30    NMHG Holding Co. - 144A*................................   10.00          05/15/09         30,300
                                                                                                  -----------
                                                                                                      227,506
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE

-------------------------------------------------------------------------------------------------------------
            Wholesale Distributors (1.1%)
$     90    Burhmann US, Inc. ......................................   12.25%         11/01/09    $    91,800
      60    Fisher Scientific International , Inc. .................    7.125         12/15/05         60,000
                                                                                                  -----------
                                                                                                      151,800
                                                                                                  -----------
            Wireless Telecommunications (0.7%)
     150    American Cellular Corp. ................................    9.50          10/15/09         21,000
      40    Arch Wireless Holdings, Inc. ...........................   12.00          05/15/09          6,000
      79    Arch Wireless Holdings, Inc. ...........................   10.00          05/15/07         52,930
   4,000    CellNet Data Systems, Inc. (a)(d).......................   14.00++        10/01/07            400
     500    Globalstar LP/Capital Corp. (a)(b)......................   10.75          11/01/04         20,000
     500    WinStar Communications, Inc. (a)(b).....................   12.75          04/15/10             50
                                                                                                  -----------
                                                                                                      100,380
                                                                                                  -----------
            Total Corporate Bonds (Cost $43,367,158)...........................................    11,766,038
                                                                                                  -----------

NUMBER OF
 SHARES
---------

            Preferred Stocks (4.4%)
            Broadcasting (0.6%)
      13    Paxson Communications Corp.+.......................................................        77,160
                                                                                                  -----------
            Cellular Telephone (0.7%)
      60    Dobson Communications Corp.+.......................................................        18,000
     164    Nextel Communications, Inc.(Series D)+.............................................        82,105
                                                                                                  -----------
                                                                                                      100,105
                                                                                                  -----------
            Electric Utilities (1.0%)
     149    TNP Enterprises, Inc. (Series D)+..................................................       134,100
                                                                                                  -----------
            Publishing: Books/Magazines (0.0%)
     130    PRIMEDIA, Inc. ....................................................................         4,160
                                                                                                  -----------
            Restaurants (0.3%)
      47    FRD Acquisition Co. (Units) ++.....................................................        47,000
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                              VALUE

-------------------------------------------------------------------------------------------------------------
            Specialty Telecommunications (0.2%)
     171    Broadwing Communications, Inc. (Series B)..........................................   $    17,100
       1    Crown Castle International Corp.+..................................................           494
      40    Intermedia Communications, Inc. (Series B)+........................................         2,226
   1,055    McLeodUSA, Inc. (Series A) $0.44 (Conv.)...........................................         3,852
   4,102    XO Communications, Inc. ...........................................................            82
                                                                                                  -----------
                                                                                                       23,754
                                                                                                  -----------
            Telecommunication Equipment (1.6%)
 470,213    FWT, Inc. (Series A) (c)...........................................................       211,596
                                                                                                  -----------
            Total Preferred Stocks (Cost $2,573,889)...........................................       597,875
                                                                                                  -----------
            Common Stocks (d) (2.5%)
            Aerospace & Defense (0.1%)
   3,056    Orbital Sciences Corp. (c).........................................................        11,888
                                                                                                  -----------
            Apparel/Footwear Retail (0.0%)
 551,830    County Seat Stores, Inc. (c).......................................................             0
                                                                                                  -----------
            Consumer/Business Services (1.3%)
   9,750    Anacomp, Inc. (Class A) (c)........................................................       170,625
                                                                                                  -----------
            Food: Specialty/Candy (0.0%)
     453    SFAC New Holdings, Inc. (c)........................................................             0
      83    SFFB Holdings, Inc. (c)............................................................             0
  90,000    Specialty Foods Acquisition Corp. - 144A*..........................................             0
                                                                                                  -----------
                                                                                                            0
                                                                                                  -----------
            Medical Specialties (0.1%)
   1,658    MEDIQ, Inc. (c)....................................................................         9,003
                                                                                                  -----------
            Medical/Nursing Services (0.0%)
 104,665    Raintree Healthcare Corp. (c)......................................................             0
                                                                                                  -----------
            Restaurants (0.0%)
   4,750    American Restaurant Group Holdings, Inc. - 144A*...................................             0
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


NUMBER OF
 SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------
            Specialty Telecommunications (0.0%)
     555    Versatel Telecom International N.V. (ADR) (Netherlands)............................   $     1,887
   3,142    World Access, Inc. (c).............................................................             6
                                                                                                  -----------
                                                                                                        1,893
                                                                                                  -----------
            Telecommunication Equipment (0.0%)
  41,066    FWT, Inc. (Class A) (c)............................................................           411
                                                                                                  -----------
            Telecommunications (0.1%)
  24,260    Covad Communications Group, Inc. (c)...............................................        28,384
   2,197    Focal Communications Corp. (c).....................................................         2,900
                                                                                                  -----------
                                                                                                       31,284
                                                                                                  -----------
            Textiles (0.0%)
 112,296    United States Leather, Inc. (c)....................................................             0
                                                                                                  -----------
            Wireless Telecommunications (0.9%)
   5,767    Arch Wireless, Inc. (c)............................................................         3,056
  21,268    Motient Corp. (c)..................................................................       116,974
   8,393    Vast Solutions, Inc. (Class B1) (c)................................................             0
   8,393    Vast Solutions, Inc. (Class B2) (c)................................................             0
   8,393    Vast Solutions, Inc. (Class B3) (c)................................................             0
                                                                                                  -----------
                                                                                                      120,030
                                                                                                  -----------
            Total Common Stocks (Cost $12,378,412).............................................       345,134
                                                                                                  -----------


NUMBER OF                                                                            EXPIRATION
WARRANTS                                                                               DATE
---------                                                                            ----------
            Warrants (d) (0.0%)
            Aerospace & Defense (0.0%)
   2,500    Sabreliner Corp. - 144A*...........................................       04/15/03              0
                                                                                                  -----------
            Broadcasting (0.0%)
     130    XM Satellite Radio, Inc. - 144A*...................................       03/15/10            325
                                                                                                  -----------
            Cable/Satellite TV (0.0%)
     155    ONO Finance PLC (United Kingdom) - 144A*...........................       03/16/11             15
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued


NUMBER OF                                                                            EXPIRATION
WARRANTS                                                                                DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Casino/Gaming (0.0%)
  17,750    Aladdin Gaming Enterprises, Inc. - 144A*...........................       03/01/10    $         0
     500    Resort At Summerlin LP - 144A*.....................................       12/15/07              0
                                                                                                  -----------
                                                                                                            0
                                                                                                  -----------
            Electric Utilities (0.0%)
     150    TNP Enterprises, Inc. - 144A*......................................       04/01/11          3,750
                                                                                                  -----------
            Internet Software/Services (0.0%)
   1,800    Varado Holdings, Inc. - 144A*......................................       04/15/08              0
                                                                                                  -----------
            Specialty Telecommunications (0.0%)
   1,000    Birch Telecom, Inc. - 144A*........................................       06/15/08              0
     510    GT Group Telecom, Inc. - 144A* (Canada)............................       02/01/10             51
   2,338    McLeodUSA, Inc. ...................................................       04/16/07            398
                                                                                                  -----------
                                                                                                          449
                                                                                                  -----------
            Telecommunications (0.0%)
     250    Startec Global Communications Corp. - 144A*........................       05/15/08              0
                                                                                                  -----------
            Wireless Telecommunications (0.0%)
     300    Motient Corp. - 144A*..............................................       04/01/08              3
                                                                                                  -----------
            Total Warrants (Cost $123,977).....................................................         4,542
                                                                                                  -----------


PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE
---------                                                               ------   ----------

            Short-Term Investment (4.2%)
            Repurchase Agreement
$    570    Joint repurchase agreement account (dated 07/31/02;
              proceeds $570,029) (e) (Cost $570,000)..................  1.84%     08/01/02    570,000
                                                                                          -----------
            Total Investments (Cost $59,013,436) (f)..................            97.4 %   13,283,589
            Other Assets in Excess of Liabilities.....................             2.6        361,132
                                                                                  ----    -----------
            Net Assets................................................           100.0%   $13,644,721
                                                                                 =====    ===========

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

---------------------
    ADR  American Depository Receipt.
     *   Resale is restricted to qualified institutional investors.
     +   Payment-in-kind security.
    ++ Currently a zero coupon bond that is scheduled to pay interest at the rate shown at a future specified date.
   [+/+] Consists of one or more classes of securities traded together as a unit; preferred stocks with attached warrants.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e) Collateralized by federal agency and U.S. Treasury obligations.
    (f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $181,634 and the aggregate gross unrealized depreciation is $45,911,481, resulting in net unrealized depreciation of $45,729,847.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $59,013,436)........................................   $13,283,589
Receivable for:
    Interest................................................       316,325
    Investments sold........................................        51,397
Prepaid expenses and other assets...........................        46,909
                                                              ------------
    Total Assets............................................    13,698,220
                                                              ------------
Liabilities:
Investment management fee payable...........................         9,649
Accrued expenses and other payables.........................        43,850
                                                              ------------
    Total Liabilities.......................................        53,499
                                                              ------------
    Net Assets..............................................   $13,644,721
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $107,969,002
Net unrealized depreciation.................................   (45,729,847)
Dividends in excess of net investment income................      (577,944)
Accumulated net realized loss...............................   (48,016,490)
                                                              ------------
    Net Assets..............................................   $13,644,721
                                                              ============
Net Asset Value Per Share,
  12,792,179 shares outstanding
  (unlimited shares authorized of $.01 par value)...........         $1.07
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued



Statement of Operations
For the six months ended July 31, 2002 (unaudited)

Net Investment Income:
Income
Interest....................................................  $   999,763
Dividends...................................................       11,338
                                                              -----------
    Total Income............................................    1,011,101
                                                              -----------
Expenses
Investment management fee...................................       57,271
Professional fees...........................................       46,099
Registration fees...........................................       17,935
Transfer agent fees and expenses............................       17,641
Shareholder reports and notices.............................       14,208
Custodian fees..............................................        8,254
Trustees' fees and expenses.................................        5,779
Other.......................................................        5,176
                                                              -----------
    Total Expenses..........................................      172,363
                                                              -----------
    Net Investment Income...................................      838,738
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (6,169,982)
Net change in unrealized depreciation.......................    3,843,223
                                                              -----------
    Net Loss................................................   (2,326,759)
                                                              -----------
Net Decrease................................................  $(1,488,021)
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued



Statement of Changes in Net Assets


                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                               JULY 31,      JANUARY 31, 2002
                                                                 2002
                                                              -----------    ----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $   838,738      $  3,054,593
Net realized loss...........................................   (6,169,982)       (6,633,349)
Net change in unrealized depreciation.......................    3,843,223        (6,609,909)
                                                              -----------      ------------
    Net Decrease............................................   (1,488,021)      (10,188,665)
Dividends to shareholders from net investment income........     (923,408)       (3,734,923)
Decrease from transactions in shares of beneficial
  interest..................................................      (36,261)          (16,018)
                                                              -----------      ------------

    Net Decrease............................................   (2,447,690)      (13,939,606)
Net Assets:
Beginning of period.........................................   16,092,411        30,032,017
                                                              -----------      ------------
End of Period
(Including dividends in excess of net investment income of
$577,944 and $493,274, respectively)........................  $13,644,721      $ 16,092,411
                                                              ===========      ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley High Income Advantage Trust III (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2002 aggregated $3,495,926 and $3,779,459, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At July 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,000.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, January 31, 2001...................................  12,837,779   $128,378    $111,148,908
Treasury shares purchased and retired (weighted average
  discount 2.38%)*..........................................     (11,600)      (116)        (15,902)
Reclassification due to permanent book/tax differences......          --         --      (3,256,005)
                                                              ----------   --------    ------------
Balance, January 31, 2002...................................  12,826,179    128,262     107,877,001
Treasury shares purchased and retired (weighted average
  discount 3.30%)*..........................................     (34,000)      (340)        (35,921)
                                                              ----------   --------    ------------
Balance, July 31, 2002......................................  12,792,179   $127,922    $107,841,080
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends
The Trust declared the following dividends from net investment income:



     DECLARATION         AMOUNT         RECORD             PAYABLE
        DATE            PER SHARE        DATE                DATE
---------------------   ---------  -----------------  ------------------

  July 30, 2002          $0.012     August 9, 2002     August 23, 2002
 August 27, 2002         $0.012    September 6, 2002  September 20, 2002

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

6. Federal Income Tax Status
At January 31, 2002, the Trust had a net capital loss carryover of approximately $40,649,000, which may be used to offset future capital gains to the extent provided by regulations which is available through January 31 of the following years:



                               AMOUNT IN THOUSANDS
 -----------------------------------------------------------------------
   2003    2004     2005     2006     2007     2008     2009     2010
 -------  ------   ------   ------   ------   ------   ------   -------

 $10,665  $4,258   $3,007   $5,910   $1,633   $1,867   $2,195   $11,114
 =======  ======   ======   ======   ======   ======   ======   =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $1,198,000 during fiscal 2002.

As of January 31, 2002, the Trust had temporary book/tax differences primarily attributable to post-October losses and book amortization of discount on debt securities and interest on bonds in default.

7. Litigation
On August 29, 2001, a purported class action complaint was filed in the United States District Court for the Southern District of New York on behalf of investors in Morgan Stanley High Income Advantage Trust III alleging that the Trust, its investment advisor and certain of its officers violated the Investment Company Act of 1940 by deviating from a fundamental investment restriction by purportedly investing over 25% of its assets in a single industry. On September 24, 2002, the Court dismissed the complaint with prejudice.

8. Subsequent Event -- Merger
On July 25, 2002, the Board of Trustees of the Trust and Morgan Stanley High Yield Securities Inc. ("High Yield") approved a plan of reorganization whereby the Trust would be merged into High Yield. The Plan of reorganization is subject to the consent of the Trust's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Trust would be combined with the assets of High Yield and shareholders of the Trust would become Class D shareholders of High Yield, receiving Class D shares of High Yield equal to the value of their holdings in the Trust.

Morgan Stanley High Income Advantage Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                       FOR THE SIX            FOR THE YEAR ENDED JANUARY 31,
                                                      MONTHS ENDED    -----------------------------------------------
                                                      JULY 31, 2002    2002      2001      2000      1999      1998
                                                      -------------   -------   -------   -------   -------   -------
                                                       (unaudited)
Selected Per Share Data:

Net asset value, beginning of period................       $1.25        $2.34     $4.04    $ 5.02    $ 6.18    $ 6.11
                                                           -----        -----     -----    ------    ------    ------

Income (loss) from investment operations:
    Net investment income...........................        0.07         0.24      0.59      0.66      0.72      0.78
    Net realized and unrealized gain (loss).........       (0.18)       (1.04)    (1.65)    (0.94)    (1.16)     0.05
                                                           -----        -----     -----    ------    ------    ------

Total income (loss) from investment operations......       (0.11)       (0.80)    (1.06)    (0.28)    (0.44)     0.83
                                                           -----        -----     -----    ------    ------    ------

Less dividends from net investment income...........       (0.07)       (0.29)    (0.64)    (0.70)    (0.72)    (0.76)
                                                           -----        -----     -----    ------    ------    ------

Net asset value, end of period......................       $1.07        $1.25     $2.34    $ 4.04    $ 5.02    $ 6.18
                                                           =====        =====     =====    ======    ======    ======

Market value, end of period.........................       $1.01        $1.27     $3.97    $4.188    $5.938    $7.375
                                                           =====        =====     =====    ======    ======    ======

Total Return+.......................................      (15.62)%(1)  (63.16)%   11.05%   (19.47)%  (10.59)%   16.86%

Ratios to Average Net Assets:
Expenses............................................        2.26 %(2)    1.79%     1.18%     1.08%     1.05%     0.96%

Net investment income...............................       10.98 %(2)   14.51%    17.89%    14.78%    12.61%    12.70%

Supplemental Data:
Net assets, end of period, in thousands.............     $13,645      $16,092   $30,032   $51,869   $64,696   $79,572

Portfolio turnover rate.............................          24 %(1)      76%       21%       40%       81%      113%

---------------------
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements

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




















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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[GRAPHIC OMITTED]
Morgan Stanley [LOGO]

Morgan Stanley
High Income
Advantage Trust III

Semiannual Report
July 31, 2002

38587RPT-7981I02-ANS-9/02

Morgan Stanley [LOGO]

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002

Dear Shareholder:

The 12-month period ended January 31, 2002, was a highly volatile one for the high-yield market, especially after the terrorist attacks of September 11. These events and the subsequent war on terrorism had a profound effect on the outlook for the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate, a flight to quality pushed high-yield security prices sharply lower. Airlines, the lodging and insurance industries, and the telecommunications and cable industries experienced some of the sharpest price declines in the marketplace. Even industries that held up relatively well, such as food, drugs, utilities and energy, experienced price declines. The high-yield market recovered somewhat in October and November but softened again in December.

Credit spreads in the high-yield market relative to U.S. Treasury securities remain at historically wide levels and came very close to reaching an all-time peak in September. The spreads remained particularly wide within the lower-rated portion of the market as investors continued to prefer the relatively higher quality end of the market.

Performance and Portfolio Strategy

For the 12-month period ended January 31, 2002, Morgan Stanley High Income Advantage Trust III produced a total return of -38.48 percent, based on a change in net asset value (NAV) and reinvestment of dividends totaling $0.291 per share. For the same period, the Trust's total return was -63.16 percent, based on a change in its market price on the New York Stock Exchange (NYSE) and reinvestment of dividends.

During the fiscal year, the Trust instituted several important changes to its dividend policy. First, in May, the Trust lowered its income dividend from $0.035 per share to $0.017 per share. The Trust's January 2002, income dividend was lowered to $0.012 per share. In addition, beginning with that dividend, the Trust moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Trust. We believe that adopting a fluctuating dividend policy will provide the Trust with greater flexibility. Should the Trust experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Trust's dividend rate could rise.

As stated in previous communications, the past three years have been one of the most difficult periods for the high-yield market, with such events as the September economic shock and recent accounting scandals only exacerbating the problem. As a result of the substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields rise over much of this period. The past 12 months remained particularly difficult for many companies in the

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued


telecommunications sector and the many industries within that sector as poor earnings and lower revenues pushed the sector lower.

The telecommunications sector experienced many rating downgrades and an elevated default rate during this period, which resulted in security price declines for most of the sector's bonds. Fixed-line telecommunications was the worst-performing sector during the past 12 months, down more than 40 percent. Consequently, allocations in the fixed-line communications and wireless communications industries accounted for much of the Trust's disappointing performance. The Trust's positions in lower-rated credits also adversely affected overall performance.

Over the past year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. The team reduced positions in telecommunications and related industries but increased the average credit rating for securities in the Trust's portfolio. The Trust continues to maintain constructive positions in the wireline and wireless communications, cable and media industries. The Trust initiated positions in more than 60 new companies, including Collins and Aikman, Stone Energy, Allied Waste, Chesapeake Energy, Schuler Homes, Salem Communications, Healthnet, PRIMEDIA, Quebecor, Nextmedia and Beazer Homes. The Trust eliminated positions in many companies such as Brill Media, Envirodyne, Neff, Friendly's, Windemere, Sabreliner, and James Cable.

Looking Ahead

The events of September 11 had a negative impact on the economy over the past six months. We feel, however, that the current spread of the high-yield market appears to be pricing in a more prolonged downturn with an extended period of higher default rates than would be consistent with historical experience. We consider that the monetary and fiscal policy moves that have already been implemented are likely to bring the economy back to more normal growth levels, which could lead to a recovery in the high-yield market. The Trust's portfolio is positioned to participate in any potential recovery.

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO              /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002

 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE            VALUE
----------------------------------------------------------------------------------------------------------------------------
                   Corporate Bonds (86.0%)

                   Advertising/Marketing Services (0.7%)
$    180           Interep National Radio Sales Inc. ............................      10.00  %  07/01/08     $     120,600
                                                                                                              -------------

                   Aerospace & Defense (1.2%)
     300           Loral Space & Communications Ltd. ............................       9.50     01/15/06           189,000
                                                                                                              -------------

                   Airlines (0.9%)
     215           Air Canada Corp. (Canada) ....................................      10.25     03/15/11           147,275
                                                                                                              -------------

                   Alternative Power Generation (0.8%)
     145           Calpine Corp. ................................................       8.50     02/15/11           120,707
                                                                                                              -------------

                   Auto Parts: O.E.M. (1.6%)
      20           Collins & Aikman Products Co. ................................      11.50     04/15/06            19,100
      70           Collins & Aikman Products Co.- 144A* .........................      10.75     12/31/11            70,700
     165           Dana Corp.- 144A* ............................................       9.00     08/15/11           150,721
     220           Hayes Lemmerz International, Inc. (Series B) (a)(b) ..........       8.25     12/15/08             9,900
      60           Hayes Lemmerz International, Inc. (Series B) (a)(b) ..........       9.125    07/15/07             2,700
                                                                                                              -------------
                                                                                                                    253,121
                                                                                                              -------------
                   Broadcast/Media (1.2%)
     270           Tri-State Outdoor Mediagroup, Inc. (b) .......................      11.00     05/15/08           197,100
                                                                                                              -------------

                   Broadcasting (2.2%)
      70           Radio One, Inc. ..............................................       8.875    07/01/11            73,150
     125           Salem Communications Holding Corp. ...........................       9.00     07/01/11           129,688
      60           XM Satellite Radio Inc. ......................................      14.00     03/15/10            45,000
     115           Young Broadcasting Inc. ......................................      10.00     03/01/11           108,100
                                                                                                              -------------
                                                                                                                    355,938
                                                                                                              -------------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------
                   Cable/Satellite TV (10.1%)
$    240           Adelphia Communications Corp. ................................      10.50  %  07/15/04     $     246,599
   3,750           Australis Holdings Property Ltd. (Australia) (a)(b) ..........      15.00     11/01/02                --
      60           British Sky Broadcasting Group PLC (United Kingdom) ..........       6.875    02/23/09            57,239
     175           British Sky Broadcasting Group PLC (United Kingdom) ..........       8.20     07/15/09           179,547
     225           Callahan Nordhein Westfalen (Germany) ........................      14.00     07/15/10           105,750
     350           Charter Communications Holdings Corp. ........................      11.75++   05/15/11           216,125
     210           CSC Holdings Inc. (Series B) .................................       7.625    04/01/11           207,476
     140           Echostar DBS Corp.- 144A* ....................................       9.125    01/15/09           143,500
     375           Knology Holdings, Inc. .......................................      11.875++  10/15/07           153,750
     155           Ono Finance PLC (United Kingdom) .............................      14.00     02/15/11           110,050
      25           Pegasus Communications Corp. .................................       9.75     12/01/06            21,250
     220           Telewest Communications PLC (United Kingdom) .................      9.875     02/01/10           145,750
     355           United Pan Europe Communications N.V. (Netherlands) ..........     10.875     08/01/09            38,163
                                                                                                              -------------
                                                                                                                  1,625,199
                                                                                                              -------------

                   Casino/Gaming (1.7%)
     950           Aladdin Gaming Capital Corp. (Series B) ......................      13.50++   03/01/10            29,688
      55           Harrahs Operating Co. Inc. ...................................       8.00     02/01/11            57,608
     600           Resort at Summerlin LP (Series B) (a)(b) .....................      13.00     12/15/07                --
     185           Station Casinos, Inc. ........................................       9.875    07/01/10           194,250
                                                                                                              -------------
                                                                                                                    281,546
                                                                                                              -------------

                   Cellular Telephone (1.1%)
      50           Dobson/Sygnet Communications .................................      12.25     12/15/08            51,500
     700           Dolphin Telecom PLC (Series B) (United Kingdom) (a) ..........      14.00++   05/15/09                70
   3,200           Dolphin Telecom PLC (United Kingdom) (a) .....................      11.50++   06/01/08               320
     150           Tritel PCS Inc. ..............................................      12.75++   05/15/09           129,000
                                                                                                              -------------
                                                                                                                    180,890
                                                                                                              -------------
                   Chemicals: Major Diversified (1.2%)
      71           Equistar Chemical/Funding ....................................      10.125    09/01/08            69,935
     130           Huntsman ICI Chemicals .......................................      10.125    07/01/09           119,600
                                                                                                              -------------
                                                                                                                    189,535
                                                                                                              -------------
                   Chemicals: Specialty (1.7%)
      60           Acetex Corp. (Canada) ........................................      10.875    08/01/09            60,600
      15           ISP Chemco-- 144A* ...........................................      10.25     07/01/11            15,600
     125           ISP Holdings Inc.-- 144A* ....................................      10.625    12/15/09           123,750
      40           Millennium America, Inc. .....................................       9.25     06/15/08            40,400
      40           OM Group Inc.-- 144A* ........................................       9.25     12/15/11            41,200
                                                                                                              -------------
                                                                                                                    281,550
                                                                                                              -------------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------
                   Commercial Printing/Forms (1.2%)
$    500           Premier Graphics Inc. (b) ....................................      11.50  %  12/01/05     $      15,625
     155           Quebecor Media Inc. (Canada) .................................      11.125    07/15/11           167,788
      20           Quebecor Media Inc. (Canada) .................................      13.75++   07/15/11            12,650
                                                                                                              -------------
                                                                                                                    196,063
                                                                                                              -------------
                   Consumer/Business Services (3.2%)
     541           Comforce Corp. (Series B) ....................................      15.00+    12/01/09           162,156
     145           Comforce Operating, Inc. .....................................      12.00     12/01/07           106,575
     160           MDC Communications Corp. (Canada) ............................      10.50     12/01/06           120,000
     145           Muzak LLC/Muzak Finance ......................................       9.875    03/15/09           124,700
                                                                                                              -------------
                                                                                                                    513,431
                                                                                                              -------------

                   Containers/Packaging (1.9%)
     315           Owens-Illinois, Inc. .........................................       7.80     05/15/18           258,300
      45           Riverwood International Corp. ................................      10.875    04/01/08            46,350
                                                                                                              -------------
                                                                                                                    304,650
                                                                                                              -------------
                   Diversified-- Manufacturing (2.2%)
     315           Eagle-Picher Industries, Inc. ................................       9.375    03/01/08           187,425
   1,000           Jordan Industries, Inc. (Series B) ...........................      11.75++   04/01/09           170,000
                                                                                                              -------------
                                                                                                                    357,425
                                                                                                              -------------
                   Electric Utilities (1.1%)
     100           Mirant Americas General Inc. .................................       8.30     05/01/11            84,692
      85           PG&E National Energy Group ...................................      10.375    05/16/11            88,682
                                                                                                              -------------
                                                                                                                    173,374
                                                                                                              -------------
                   Electronic Components (0.1%)
      20           Flextronics International Ltd. ...............................       9.875    07/01/10            21,600
                                                                                                              -------------
                   Electronic Distributors (0.8%)
     125           BRL Universal Equipment ......................................       8.875    02/15/08           126,250
   1,000           CHS Electronics, Inc. (a)(b) .................................       9.875    04/15/05             8,750
                                                                                                              -------------
                                                                                                                    135,000
                                                                                                              -------------
                   Electronic Equipment/Instruments (0.5%)
     190           High Voltage Engineering, Inc. ...............................      10.75     08/15/04            74,100
                                                                                                              -------------
                   Electronics/Appliances (0.0%)
   5,000           International Semi-Tech Microelectronics, Inc.
                     (Canada)(a)(b) .............................................      11.50     08/15/03             2,500
                                                                                                              -------------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------
                   Engineering & Construction (1.1%)
$    115           Encompas Services Corp. ......................................      10.50  %  05/01/09     $      71,300
     300           Metromedia Fiber Network, Inc. ...............................      10.00     12/15/09            99,000
                                                                                                              -------------
                                                                                                                    170,300
                                                                                                              -------------

                   Environmental Services (2.3%)
     150           Allied Waste North America Inc. (Series B) ...................      10.00     08/01/09           152,062
     100           Waste Management, Inc. .......................................       7.375    08/01/10           103,456
     110           WMX Technologies, Inc. .......................................       7.00     10/15/06           113,313
                                                                                                              -------------
                                                                                                                    368,831
                                                                                                              -------------

                   Finance/Rental/Leasing (0.2%)
      35           Ford Motor Credit Co. ........................................       7.25     10/25/11            34,379
                                                                                                              -------------
                   Financial Conglomerates (0.3%)
      45           Case Credit Corp. ............................................       6.125    02/15/03            42,856
                                                                                                              -------------
                   Food Distributors (2.1%)
     350           Volume Services America, Inc. ................................      11.25     03/01/09           339,500
                                                                                                              -------------
                   Food: Meat/Poultry/Fish (1.6%)
     105           Michael Foods, Inc. ..........................................      11.75     04/01/11           113,925
     115           Smithfield Foods Inc. ........................................       7.625    02/15/08           112,700
      30           Smithfield Foods Inc. (Series B) .............................       8.00     10/15/09            31,275
                                                                                                              -------------
                                                                                                                    257,900
                                                                                                              -------------
                   Forest Products (2.4%)
     110           Louisiana Pacific Corp. ......................................      10.875    11/15/08           108,900
      40           Louisiana Pacific Corp. ......................................       8.875    08/15/10            39,446
     225           Tembec Industries, Inc. (Canada) .............................       8.50     02/01/11           232,875
                                                                                                              -------------
                                                                                                                    381,221
                                                                                                              -------------

                   Home Building (3.4%)
     160           Beazer Homes USA, Inc. .......................................       8.625    05/15/11           164,799
     130           Centex Corp. .................................................       7.875    02/01/11           132,701
     140           Schuler Homes, Inc. ..........................................       9.375    07/15/09           146,650
     110           Toll Brothers, Inc. ..........................................       8.25     02/01/11           111,100
                                                                                                              -------------
                                                                                                                    555,250
                                                                                                              -------------

                   Hospital/Nursing Management (1.0%)
     145           HCA-- The Healthcare Co. .....................................       8.75     09/01/10           159,500
                                                                                                              -------------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------
                   Hotels/Resorts/Cruiselines (1.4%)
$    500           Epic Resorts LLC (Series B) (a)(b) ...........................      13.00  %  06/15/05     $      70,000
      45           Hilton Hotels Corp. ..........................................       7.95     04/15/07            45,239
     120           HMH Properties (Series B) ....................................       7.875    08/01/08           116,100
                                                                                                              -------------
                                                                                                                    231,339
                                                                                                              -------------

                   Internet Software/Services (1.3%)
     230           Exodus Communications, Inc. (a)(b) ...........................      11.625    07/15/10            50,600
     500           Globix Corp. .................................................      12.50     02/01/10            87,500
     250           PSINet, Inc. (a)(b) ..........................................      10.50     12/01/06            20,000
     600           PSINet, Inc. (a)(b) ..........................................      11.00     08/01/09            48,000
                                                                                                              -------------
                                                                                                                    206,100
                                                                                                              -------------

                   Managed Health Care (2.4%)
     225           Aetna Inc. ...................................................       7.875     03/01/11          225,196
     160           Healthnet, Inc. ..............................................       8.375     04/15/11          163,282
                                                                                                              -------------
                                                                                                                    388,478
                                                                                                              -------------

                   Media Conglomerates (0.7%)
     100           Nextmedia Operating, Inc. - 144A* ............................      10.75     07/01/11           105,500
                                                                                                              -------------
                   Medical Distributors (0.3%)
      45           AmerisourceBergen Corp. ......................................       8.125    09/01/08            47,025
                                                                                                              -------------
                   Medical Specialties (0.1%)
     900           Mediq/PRN Life Support Services, Inc. (b) ....................      11.00     06/01/08             9,000
                                                                                                              -------------
                   Medical/Nursing Services (1.1%)
     175           Fresenius Med Cap Trust ......................................       7.875    06/15/11           172,813
                                                                                                              -------------
                   Miscellaneous Commercial Services (0.2%)
      40           Coinmach Corp. - 144A* .......................................       9.00     02/01/10            40,700
                                                                                                              -------------
                   Movies/Entertainment (1.6%)
     160           Alliance Atlantis Communications, Inc. (Canada) ..............      13.00     12/15/09           176,000
      80           Six Flags, Inc. - 144A* ......................................       8.875    02/01/10            79,900
                                                                                                              -------------
                                                                                                                    255,900
                                                                                                              -------------
                   Office Equipment/Supplies (0.0%)
   1,300           Mosler, Inc. (a)(b)                                                 11.00     04/15/03                --
                                                                                                              -------------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------

                   Oil & Gas Pipelines (0.4%)
$     75           Williams Companies Inc. (Series A) ..............................    7.50  %  01/15/31          $ 67,752
                                                                                                                   ---------
                   Oil & Gas Production (2.2%)
     235           Chesapeake Energy Corp. .........................................    8.125    04/01/11           224,425
      55           Stone Energy Corp. -- 144A* .....................................    8.25     12/15/11            55,688
      80           Vintage Petroleum, Inc. .........................................    7.875    05/15/11            73,600
                                                                                                                   ---------
                                                                                                                    353,713
                                                                                                                   ---------

                   Oilfield Services/Equipment (0.5%)
      60           Hanover Equipment Trust -- 144A* ................................    8.50     09/01/08            59,700
      25           Hanover Equipment Trust -- 144A* ................................    8.75     09/01/11            24,875
                                                                                                                   ---------
                                                                                                                     84,575
                                                                                                                   ---------
                   Other Consumer Specialties (0.7%)
     165           Samsonite Corp. .................................................   10.75     06/15/08           106,425
                                                                                                                   ---------

                   Other Metals/Minerals (1.0%)
      80           Murrin Murrin Holdings Property Ltd. (Australia) ................     9.375    08/31/07            55,200
     110           Phelps Dodge Corp. ..............................................     8.75     06/01/11           107,969
                                                                                                                   ---------
                                                                                                                     163,169
                                                                                                                   ---------
                   Publishing: Books/Magazines (1.0%)
     175           PRIMEDIA, Inc. ..................................................    8.875     05/15/11           157,938
                                                                                                                   ---------

                   Publishing: Newspapers (0.8%)
      45           Belo Corp. ......................................................     8.00     11/01/08            45,962
      90           Hollinger Participation -- 144A* (Canada) .......................  12.125+     11/15/10            81,000
                                                                                                                   ---------
                                                                                                                     126,962
                                                                                                                   ---------

                   Pulp & Paper (0.9%)
      35           Longview Fibre Co. 144A* ........................................    10.00     01/15/09            35,875
     110           Norske Skog Canada Ltd. (Canada) -- 144A* .......................     8.625    06/15/11           111,650
                                                                                                                   ---------
                                                                                                                     147,525
                                                                                                                   ---------
                   Real Estate Development (0.7%)
     120           CB Richard Ellis Services Inc. ..................................    11.25     06/15/11           110,400
                                                                                                                   ---------

                   Real Estate Investment Trust (0.4%)
      65           Istar Financial Inc. ............................................     8.75     08/15/08            64,804
                                                                                                                   ---------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
 AMOUNT IN                                                                              COUPON   MATURITY
 THOUSANDS                                                                               RATE      DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------

                   Recreational Products (1.0%)
$    150           International Game Technology ..................................      8.375 %  05/15/09         $ 159,750
                                                                                                                   ----------

                   Restaurants (1.2%)
   6,251           American Restaurant Group Holdings, Inc. -- 144A* (c) ..........      0.00     12/15/05           191,271
   1,500           FRD Acquisition Corp. (Series B) (a)(b) ........................     12.50     07/15/04             7,500
                                                                                                                   ----------
                                                                                                                     198,771
                                                                                                                   ----------
                   Retail -- Specialty (1.1%)
     185           Pantry, Inc. ...................................................     10.25     10/15/07           171,125
                                                                                                                   ----------

                   Savings Banks (0.1%)
      25           Golden State Holdings ..........................................     7.125     08/01/05            24,666
                                                                                                                   ----------

                   Semiconductors (0.3%)
      45           Fairchild Semiconductor Corp. ..................................     10.50     02/01/09            48,488
                                                                                                                   ----------

                   Services to the Health Industry (1.2%)
      75           Anthem Insurance -- 144A* ......................................     9.125     04/01/10            81,466
     110           Omnicare, Inc. .................................................     8.125     03/15/11           115,225
                                                                                                                   ----------
                                                                                                                     196,691
                                                                                                                   ----------
                   Specialty Stores (0.5%)
      75           Autonation, Inc. ...............................................      9.00     08/01/08            78,000
                                                                                                                   ----------

                   Specialty Telecommunications (3.3%)
   1,000           Birch Telecom Inc. (b) .........................................     14.00     06/15/08            10,000
     300           DTI Holdings, Inc. (Series B) (a) ..............................     12.50++   03/01/08             4,500
     950           Esprit Telecom Group PLC (United Kingdom) (b) ..................     11.50     12/15/07             2,375
     500           Esprit Telecom Group PLC (United Kingdom) (b) ..................     10.875    06/15/08             1,250
   1,800           Firstworld Communications, Inc. ................................     13.00++   04/15/08           107,999
     225           Global Crossing Holdings, Ltd. (Bermuda) (a)(b) ................      8.70     08/01/07            15,750
     110           Global Crossing Holdings, Ltd. (Bermuda) (a)(b) ................      9.50     11/15/09             5,775
     510           GT Group Telecom Inc. (Canada) .................................     13.25++   02/01/10            66,300
      60           McLeodUSA, Inc. (a)(b) .........................................     11.375    01/01/09            15,000
     250           McLeodUSA, Inc. (a)(b) .........................................     11.50     05/01/09            58,750
     205           Pac-West Telecomm, Inc. ........................................     13.50     02/01/09            61,500
     425           Primus Telecommunications Group, Inc. (Series B) ...............      9.875    05/15/08            89,249
     250           Versatel Telecom International N.V. (Netherlands) ..............     13.25     05/15/08            80,000
     700           Viatel Inc. (a)(b) .............................................     11.25     04/15/08               875
     200           Viatel Inc. (a) ................................................     12.50++   04/15/08               250

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
$    250           Viatel Inc. (issued 03/19/99) (a)(b) ...........................     11.50   %    03/15/09       $    313
     300           Viatel Inc. (issued 12/08/99) (a)(b) ...........................     11.50        03/15/09            375
     735           World Access, Inc. (a)(b)(c) ...................................     13.25        01/15/08          7,350
     250           Worldwide Fiber Inc. (Canada) (a)(b) ...........................     12.00        08/01/09            313
                                                                                                                   ----------
                                                                                                                     527,924

                   Telecommunications (5.3%)
   1,300           e. Spire Communications, Inc. (a)(b) ...........................     13.75        07/15/07         168,999
     390           Focal Communications Corp. (Series B) ..........................     12.125++     02/15/08         117,000
     250           Hyperion Telecommunications, Inc. (Series B) ...................     12.25        09/01/04          31,250
     250           MGC Communications, Inc. .......................................     13.00        04/01/10          35,000
     500           NEXTLINK Communications LLC ....................................     12.50        04/15/06          75,000
     390           NTL Communications Corp. .......................................     11.875       10/01/10         142,350
     900           Rhythms Netconnections, Inc. (a)(b) ............................     12.75        04/15/09         108,000
   1,500           Rhythms Netconnections, Inc. (a)(b) ............................     14.00        02/15/10          97,500
     250           Startec Global Communications Corp. (a)(b) .....................     12.00        05/15/08           2,500
     115           Talton Holdings, Inc. (Series B) ...............................     11.00        06/30/07          73,600
                                                                                                                   ----------
                                                                                                                      851,199
                                                                                                                   ----------

                   Trucks/Construction/Farm Machinery (1.8%)
      45           Case Corp. (Series B)...........................................      6.25        12/01/03          42,430
     305           J.B. Poindexter & Co., Inc. ....................................     12.50        05/15/04         247,050
                                                                                                                   ----------
                                                                                                                      289,480
                                                                                                                   ----------

                   Wholesale Distributors (0.6%)
      90           Buhrmann US, Inc. ..............................................     12.25        11/01/09          91,800
                                                                                                                   ----------

                   Wireless Telecommunications (2.1%)
     150           American Cellular Corp. ........................................      9.50        10/15/09         141,000
     285           AMSC Aquisition Co., Inc. (Series B) (a)(b) ....................     12.25        04/01/08         109,725
   4,000           CellNet Data Systems, Inc. (a)(b) ..............................     14.00++      10/01/07           5,000
     500           Globalstar LP/Capital Corp. (b) ................................     10.75        11/01/04          45,000
     600           Orbcomm Global LP/Capital Corp. (Series B) (a)(b) ..............     14.00        08/15/04          18,000
   1,000           USA Mobile Communications Holdings, Inc. (a)(b) ................     14.00        11/01/04          20,000
     500           WinStar Communications, Inc. (a)(b) ............................     12.75        04/15/10              50
                                                                                                                   ----------
                                                                                                                      338,775
                                                                                                                   ----------
                   Total Corporate Bonds (Cost $47,908,753)                                                        13,847,128
                                                                                                                   ----------
                   Convertible Bonds (0.7%)

                   Telecommunication Equipment (0.7%)
     215           Corning Inc. (Cost $118,190) ...................................      0.00        11/08/15         116,100
                                                                                                                   ----------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued


            NUMBER OF
              SHARES                                                                      VALUE
---------------------------------------------------------------------------------------------------
                            Preferred Stocks (5.6%)

                            Broadcasting (0.9%)
              17            Paxson Communications Corp.+ ..........................    $   145,010
                                                                                       ------------

                            Cellular Telephone (0.8%)
              56            Dobson Communications+ ................................         51,380
             154            Nextel Communications, Inc. (Series D)+ ...............         73,934
                                                                                       ------------
                                                                                           125,314
                                                                                       ------------

                            Electric Utilities (1.2%)
             172            TNP Enterprises, Inc.+ ................................        188,340
                                                                                       ------------

                            Publishing: Books/Magazines (0.1%)
             130            PRIMEDIA, Inc. ........................................          8,320
                                                                                       ------------

                            Specialty Telecommunications (1.2%)
             171            Broadwing Communications, Inc. (Series B) .............        100,890
              15            Crown Castle International Corp.+ .....................          9,000
              83            Intermedia Communication Inc. (Series B)+ .............         85,595
           4,102            XO Communications, Inc.+ ..............................             41
                                                                                       ------------
                                                                                           195,526
                                                                                       ------------

                            Telecommunication Equipment (1.4%)
         470,213            FWT, Inc. (Class A)+(c) ...............................        235,106
                                                                                       ------------

                            Total Preferred Stocks (Cost $2,618,356) ..............        897,616
                                                                                       ------------

                            Common Stocks (d) (1.7%)

                            Apparel/Footwear Retail (0.0%)
         551,830            County Seat Stores, Inc. (c)                                         --
                                                                                       ------------

                            Consumer/Business Services (1.1%)
           9,750            Anacomp Inc. (Class A) (c) ............................        170,624
                                                                                       ------------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued


          NUMBER OF
           SHARES                                                                        VALUE
---------------------------------------------------------------------------------------------------

                            Foods: Specialty/Candy (0.0%)
             453            SFAC New Holdings Inc. (c) ............................   $    --
              83            SFFB Holdings, Inc. (c) ...............................        --
                                                                                       ------------
          90,000            Specialty Foods Acquisition Corp. -- 144A*                     --
                                                                                       ------------
                            Medical/Nursing Services (0.0%)
         104,665            Raintree Healthcare Corp. (c) .........................        --
                                                                                       ------------
                            Restaurants (0.0%)
           4,750            American Restaurant Group Holdings, Inc. -- 144A* .....        --
                                                                                       ------------
                            Specialty Telecommunications (0.0%) ...................
           6,667            Versatel Telecom International N.V.(ADR)(Netherlands) .       5,203
           3,142            World Access, Inc. (c) ................................           3
                                                                                       ------------
                                                                                          5,206
                                                                                       ------------

                            Telecommunication Equipment (0.0%)
          41,066            FWT, Inc. (Class A) (c) ...............................         411
                                                                                       ------------

                            Telecommunications (0.6%)
          24,260            Covad Communications Group, Inc. (c) ..................      54,585
          76,904            Focal Communications Corp. (c) ........................      31,531
                                                                                       ------------
                                                                                         86,116
                                                                                       ------------

                            Textiles (0.0%)
         112,296            United States Leather, Inc. (c) .......................        --
                                                                                       ------------

                            Wireless Telecommunications (0.0%)
         176,739            Arch Wireless, Inc. (c) ...............................       1,944
           8,393            Vast Solutions, Inc. (Class B1) (c) ...................        --
           8,393            Vast Solutions, Inc. (Class B2) (c) ...................        --
           8,393            Vast Solutions, Inc. (Class B3) (c) ...................        --
                                                                                       ------------
                                                                                          1,944
                                                                                       ------------
                            Total Common Stocks (Cost $13,940,919)                      264,301
                                                                                       ------------


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued



 NUMBER OF                                                                    EXPIRATION
 WARRANTS                                                                        DATE                VALUE
-----------------------------------------------------------------------------------------------------------------
                Warrants (d) (0.1%)

                Aerospace & Defense (0.0%)

 2,500          Sabreliner Corp.-- 144A* ...................................   04/15/03            $    --
                                                                                                   -------------
                Broadcasting (0.0%)
   130          XM Satellite Radio Holdings Inc.-- 144A* ...................   03/15/10               2,600
                                                                                                   -------------
                Cable/Satellite TV (0.0%)
   155          Ono Finance PLC-- 144A* (United Kingdom) ...................   02/15/11               1,163
                                                                                                    -------------
               Casino/Gaming (0.0%)
17,750          Aladdin Gaming Enterprises, Inc.-- 144A* ...................   03/01/10                 --
   500          Resort at Summerlin LP-- 144A* .............................   12/15/07                 --
                                                                                                   -------------
                                                                                                        --
                                                                                                   -------------
                Electric Utilities (0.1%)
   150          TNP Enterprises, Inc.-- 144A* ..............................   04/01/11               4,500
                                                                                                   -------------
                Hotels/Resorts/Cruiselines (0.0%)
   500          Epic Resorts LLC-- 144A* ...................................   06/15/05                 --
                                                                                                   -------------
                Internet Software/Services (0.0%)
 1,800          Verado Holdings, Inc.-- 144A* ..............................   04/15/08                 --
                                                                                                   -------------
                Specialty Telecommunications (0.0%)
 1,000          Birch Telecom Inc.-- 144A* .................................   06/15/08                 --
   510          GT Group Telecom Inc. (Canada)-- 144A* .....................   02/01/10               2,550
                                                                                                   -------------
                                                                                                      2,550
                                                                                                   -------------
                Telecommunications (0.0%)
   250          Startec Global Communications Corp.-- 144A* ................   05/15/08                 --
                                                                                                   -------------

                Wireless Telecommunications (0.0%)
   300          Motient Corp.-- 144A* ......................................   04/01/08                   3
                                                                                                   -------------
                Total Warrants (Cost $122,813) .............................                         10,816
                                                                                                   -------------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENT - JANUARY 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                       COUPON       MATURITY
  THOUSANDS                                                                        RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
                  Short-Term Investment (1.8%)

                  Repurchase Agreement
  $  296          Joint repurchase agreement account (dated 01/31/02;
                    proceeds $296,016) (e) (Cost $296,000) ......................  1.91%       02/01/02     $     296,000
                                                                                                            -------------

                  Total Investments (Cost $65,005,031) (f) ....................................    95.9%       15,431,961
                  Other Assets in Excess of Liabilities                                             4.1           660,450
                                                                                                  -----     -------------
                  Net Assets ..................................................................   100.0%    $  16,092,411
                                                                                                  =====     =============

---------------
    ADR        American Depository Receipt
    *          Resale is restricted to qualified institutional investors.
    +          Payment-in-kind security.
    ++         Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
    (a)        Issuer in bankruptcy.
    (b)        Non-income producing security; bond in default.
    (c)        Acquired through exchange offer.
    (d)        Non-income producing securities.
    (e)        Collateralized by federal agency and U.S. Treasury obligations.
    (f)        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
               The aggregate gross unrealized appreciation is $279,967 and the aggregate gross unrealized depreciation is $49,853,037, resulting in net unrealized depreciation of $49,573,070.


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002

Assets:
Investments in securities, at value
  (cost $65,005,031).............................             $    15,431,961
Cash.............................................                      17,436
Receivable for:
    Investments sold.............................                     580,894
    Interest.....................................                     447,816
Prepaid expenses and other assets................                       2,489
                                                              ----------------
    Total Assets.................................                  16,480,596
                                                              ----------------

Liabilities:
Payable for:
    Investments purchased........................                     322,858
    Investment management fee....................                      11,517
Accrued expenses and other payables..............                      53,810
                                                              ----------------
    Total Liabilities............................                     388,185
                                                              ----------------
    Net Assets...................................             $    16,092,411
                                                              ================

Composition of Net Assets:
Paid-in-capital..................................             $   108,005,263
Net unrealized depreciation......................                 (49,573,070)
Dividends in excess of net investment income.....                    (493,274)
Accumulated net realized loss....................                 (41,846,508)
                                                              ----------------
    Net Assets...................................             $    16,092,411
                                                              ================

Net Asset Value Per Share,
  12,826,179 shares outstanding
  (unlimited shares authorized of $.01 par value)                       $1.25
                                                                        =====

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued



Statement of Operations
For the year ended January 31, 2002

Net Investment Income:

Income
Interest...............................         $    3,418,773
Dividends..............................                 12,244
                                                --------------
    Total Income.......................              3,431,017
                                                --------------

Expenses
Investment management fee..............                158,273
Professional fees......................                 79,061
Transfer agent fees and expenses.......                 42,906
Registration fees......................                 31,853
Shareholder reports and notices........                 27,429
Custodian fees.........................                 16,713
Trustees' fees and expenses............                 11,644
Other..................................                  8,545
                                                --------------
    Total Expenses.....................                376,424
                                                --------------
    Net Investment Income..............              3,054,593
                                                --------------

Net Realized and Unrealized Loss:
Net realized loss......................             (6,633,349)
Net change in unrealized depreciation..             (6,609,909)
                                                --------------
    Net Loss...........................            (13,243,258)
                                                --------------
Net Decrease...........................         $  (10,188,665)
                                                ==============


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                        FOR THE YEAR                FOR THE YEAR
                                                                            ENDED                        ENDED
                                                                      JANUARY 31, 2002             JANUARY 31, 2001
                                                                      ----------------             ----------------
 Increase (Decrease) in Net Assets:

 Operations:
 Net investment income...................................              $    3,054,593               $    7,606,829
 Net realized loss.......................................                  (6,633,349)                  (6,833,509)
 Net change in unrealized depreciation...................                  (6,609,909)                 (14,394,604)
                                                                       ---------------              ---------------
     Net Decrease........................................                 (10,188,665)                 (13,621,284)
 Dividends to shareholders from net investment income....                  (3,734,923)                  (8,216,085)
 Decrease from transactions in shares of beneficial
   interest..............................................                     (16,018)                          --
                                                                       ---------------              ---------------
     Net Decrease........................................                 (13,939,606)                 (21,837,369)

 Net Assets:
 Beginning of period.....................................                  30,032,017                   51,869,386
                                                                       ---------------              ---------------

 End of Period
 (Including dividends in excess of net investment income
 of $493,274 and $67,712, respectively)..................              $   16,092,411               $   30,032,017
                                                                       ===============              ==============


                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust III (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 continued


B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 continued


not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 2002 aggregated $15,252,699 and $15,047,073, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At January 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,200.

4. Shares of Beneficial Interest


                                                                                                    CAPITAL
                                                                                                    PAID IN
                                                                                                   EXCESS OF
                                                                SHARES          PAR VALUE          PAR VALUE
                                                            --------------    --------------   ------------------
Balance, January 31, 2000 and January 31, 2001...........     12,837,779       $  128,378      $   111,148,908
Treasury shares purchased and retired (weighted average
  discount 2.38%)*.......................................        (11,600)            (116)             (15,902)
Reclassification due to permanent book/tax differences...             --               --           (3,256,005)
                                                            --------------    --------------   ------------------
Balance, January 31, 2002,...............................     12,826,179       $  128,262      $   107,877,001
                                                            ==============    ==============   ==================

----------
     *    The Trustees have voted to retire the shares purchased.


5. Dividends

The Trust declared the following dividends from net investment income:

      DECLARATION                   AMOUNT              RECORD               PAYABLE
         DATE                      PER SHARE             DATE                 DATE
----------------------            -----------    ------------------   --------------------
January 29, 2002                    $ 0.012       February 8, 2002     February 22, 2002
February 26, 2002                   $ 0.012         March 8, 2002        March 22, 2002

6. Federal Income Tax Status

At January 31, 2002, the Trust had a net capital loss carryover of approximately $40,649,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

                                       AMOUNT IN THOUSANDS
---------------------------------------------------------------------------------------------------------
   2003             2004        2005         2006        2007         2008         2009         2010
---------         --------   ----------   ---------   --------    ----------   ----------    ------------
$  10,665         $  4,258    $ 3,007      $ 5,910     $ 1,633      $ 1,867      $ 2,195     $  11,114
=========         ========   ==========   =========   ========    ==========   ==========    ==========

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $1,198,000 during fiscal 2002.

As of January 31, 2002, the Trust had temporary book/tax differences attributable to post-October losses, and book amortization of discounts on debt securities and interest on bonds in default and permanent book/tax differences attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,256,005, dividends in excess of net investment income was charged $84,916 and accumulated net realized loss was credited $3,340,921.

7. Change in Accounting Policy

Effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $339,684 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $64,494; decrease unrealized depreciation by $20,422; and increase net realized losses by $84,916. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Litigation

On August 29, 2001, a purported class action was filed on behalf of investors in Morgan Stanley High Income Advantage Trust III alleging that the Trust, its investment advisor and certain of its officers violated the Investment Company Act of 1940 by deviating from a fundamental investment restriction by purportedly investing over 25% of its assets in a single industry. The Trust, its investment advisor and officers believe the suit to be without merit and intend to vigorously contest the action.

Morgan Stanley High Income Advantage Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED JANUARY 31
                                                    --------------------------------------------------------------------------------
                                                         2002             2001             2000              1999             1998
                                                    ------------     --------------     -----------       -----------      ---------
Selected Per Share Data:

Net asset value, beginning of period............    $    2.34         $    4.04       $    5.02         $    6.18         $   6.11
                                                    ------------     --------------     -----------       -----------      ---------
Income (loss) from investment operations:
    Net investment income.......................         0.24(1)           0.59            0.66              0.72             0.78
    Net realized and unrealized gain (loss).....        (1.04)(1)         (1.65)          (0.94)            (1.16)            0.05
                                                    ------------     --------------     -----------       -----------      ---------
Total income (loss) from investment operations..        (0.80)            (1.06)          (0.28)            (0.44)            0.83
                                                    ------------     --------------     -----------       -----------      ---------
Less dividends from net investment income.......        (0.29)            (0.64)          (0.70)            (0.72)           (0.76)
                                                    ------------     --------------     -----------       -----------      ---------
Net asset value, end of period..................    $    1.25         $    2.34       $    4.04         $    5.02         $   6.18
                                                    ============     ==============     ===========       ===========      =========
Market value, end of period.....................    $    1.27         $    3.97       $   4.188         $   5.938         $  7.375
                                                    ============     ==============     ===========       ===========      =========
Total Return+...................................       (63.16)%           11.05%         (19.47)%          (10.59)%          16.86%

Ratios to Average Net Assets:
Expenses........................................         1.79%             1.18%           1.08%             1.05%            0.96%

Net investment income...........................        14.51%(1)         17.89%          14.78%            12.61%           12.70%

Supplemental Data:
Net assets, end of period, in thousands.........    $  16,092         $  30,032       $  51,869         $  64,696         $ 79,572

Portfolio turnover rate.........................           76%               21%             40%               81%             113%

----------

     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.

     (1) Effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.31%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley High Income Advantage Trust III:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Income Advantage Trust III (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust III, including the portfolio of investments, as of January 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Income Advantage Trust III as of January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 12, 2002


                       2002 Federal Tax Notice (unaudited)

     Of the Trust's ordinary income dividends paid during the fiscal year ended January 31, 2002, 0.03% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley High Income Advantage Trust III
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                                          Number of
                                                            Term of                                                    Portfolios in
                                           Position(s)    Office and                                                    Fund Complex
        Name, Age and Address of            Held with      Length of                                                    Overseen by
           Independent Trustee             Registrant     Time Served*    Principal Occupation(s) During Past 5 Years     Trustee**
------------------------------------    --------------  ----------------  -------------------------------------------  -------------
Michael Bozic (61)                          Trustee      Trustee since    Retired; Director or Trustee of the              129
c/o Mayer, Brown, Rowe & Maw                             April 1994       Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                       Term Trusts; formerly Vice Chairman
1675 Broadway                                                             of Kmart Corporation (December
New York, NY                                                              1998- October 2000), Chairman and
                                                                          Chief Executive Officer of Levitz
                                                                          Furniture Corporation (November
                                                                          1995-November 1998) and President
                                                                          and Chief Executive Officer of Hills
                                                                          Department Stores (May 1991-July 1995);
                                                                          formerly variously Chairman, Chief
                                                                          Executive Officer, President and Chief
                                                                          Operating Officer (1987-1991) of the
                                                                          Sears Merchandise Group of Sears,
                                                                          Roebuck & Co.

Edwin J. Garn (69)                          Trustee      Trustee since    Director or Trustee of the Morgan                129
c/o Summit Ventures LLC                                  January 1993     Stanley Funds and the TCW/DW Term
1 Utah Center                                                             Trusts; formerly United States
201 S. Main Street                                                        Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                        Chairman, Senate Banking Committee
                                                                          (1980-1986); formerly Mayor of Salt
                                                                          Lake City, Utah (1971-1974);
                                                                          formerly Astronaut, Space Shuttle
                                                                          Discovery (April 12-19, 1985); Vice
                                                                          Chairman, Huntsman Corporation
                                                                          (chemical company); member of the
                                                                          Utah Regional Advisory Board of
                                                                          Pacific Corp.

Wayne E. Hedien (68)                        Trustee      Trustee since    Retired; Director or Trustee of the              129
c/o Mayer, Brown, Rowe & Maw                             September 1997   Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                       Term Trusts; formerly associated
1675 Broadway                                                             with the Allstate Companies
New York, NY                                                              (1966-1994), most recently as
                                                                          Chairman of The Allstate
                                                                          Corporation (March 1993-December
                                                                          1994) and Chairman and Chief
                                                                          Executive Officer of its wholly-
                                                                          owned subsidiary, Allstate
                                                                          Insurance Company (July
                                                                          1989-December 1994).

Other Directorships Held by Trustee
------------------------------------
Director of Weirton Steel
Corporation.






 Director of Franklin Covey (time
 management systems), BMW Bank of
 North America, Inc. (industrial
 loan corporation), United Space
 Alliance (joint venture between
 Lockheed Martin and the Boeing
 Company) and Nuskin Asia Pacific
 (multilevel marketing); member of
 the board of various civic and
 charitable organizations.




 Director of The PMI Group Inc.
 (private mortgage insurance);
 Trustee and Vice Chairman of The
 Field Museum of Natural History;
 director of various other business
 and charitable organizations.


Morgan Stanley High Income Advantage Trust III
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                                          Number of
                                                            Term of                                                    Portfolios in
                                           Position(s)    Office and                                                    Fund Complex
        Name, Age and Address of            Held with      Length of                                                    Overseen by
           Independent Trustee             Registrant     Time Served*    Principal Occupation(s) During Past 5 Years     Trustee**
------------------------------------    --------------  ----------------  -------------------------------------------  -------------

Dr. Manuel H. Johnson (53)                  Trustee      Trustee since     Chairman of the Audit Committee and              129
c/o Johnson Smick International, Inc.                    July 1991         Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                              Stanley Funds and the TCW/DW Term
Washington, D.C.                                                           Trusts; Senior Partner, Johnson
                                                                           Smick International, Inc., a
                                                                           consulting firm; Co-Chairman and a
                                                                           founder of the Group of Seven
                                                                           Council (G7C), an international
                                                                           economic commission; formerly Vice
                                                                           Chairman of the Board of Governors
                                                                           of the Federal Reserve System and
                                                                           Assistant Secretary of the U.S.
                                                                           Treasury.

Michael E. Nugent (65)                      Trustee      Trustee since     Chairman of the Insurance Committee              207
c/o Triumph Capital, L.P.                                July 1991         and Director or Trustee of the
237 Park Avenue                                                            Morgan Stanley Funds and the TCW/DW
New York, NY                                                               Term Trusts; director/trustee of
                                                                           various investment companies managed by
                                                                           Morgan Stanley Investment Management Inc.
                                                                           and Morgan Stanley Investments LP (since
                                                                           July 2001); General Partner, Triumph
                                                                           Capital, L.P., a private investment
                                                                           partnership; formerly Vice President,
                                                                           Bankers Trust Company and BT Capital
                                                                           Corporation (1984-1988).

John L. Schroeder (71)                      Trustee      Trustee since     Retired; Chairman of the                         129
c/o Mayer, Brown, Rowe & Maw                             April 1994        Derivatives Committee and Director
Counsel to the Independent Trustees                                        or Trustee of the Morgan Stanley
1675 Broadway                                                              Funds and the TCW/DW Term Trusts;
New York, NY                                                               formerly Executive Vice President
                                                                           and Chief Investment Officer of the
                                                                           Home Insurance Company (August
                                                                           1991-September 1995).



Other Directorships Held by Trustee
------------------------------------
Director of NVR, Inc. (home
construction); Chairman and Trustee
of the Financial Accounting
Foundation (oversight organization
of the Financial Accounting
Standards Board).








Director of various business
organizations.











Director of Citizens Communications
Company (telecommunications
company).



Morgan Stanley High Income Advantage Trust III
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                  Position(s)        Term of Office
        Name, Age and Address of                   Held with          and Length of
           Interested Trustee                     Registrant          Time Served*    Principal Occupation(s) During Past 5 Years
--------------------------------------     ----------------------  ---------------   -----------------------------------------------
Charles A. Fiumefreddo (68)                 Chairman, Director or   Trustee since     Chairman, Director or Trustee and Chief
c/o Morgan Stanley Trust                    Trustee and Chief       July 1991         Executive Officer of the Morgan Stanley
Harborside Financial Center,                Executive Officer                         Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                                            Chairman, Chief Executive Officer and
Jersey City, NJ                                                                       Director of the Investment Manager, the
                                                                                      Distributor and Morgan Stanley Services,
                                                                                      Executive Vice President and Director of
                                                                                      Morgan Stanley DW, Chairman and Director of
                                                                                      the Transfer Agent, and Director and/or
                                                                                      officer of various Morgan Stanley
                                                                                      subsidiaries (until June 1998).

James F. Higgins (54)                       Trustee                 Trustee since     Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                            June 2000         August 2000); Director of the Distributor
Harborside Financial Center,                                                          and Dean Witter Realty Inc.; Director or
Plaza Two,                                                                            Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                                       TCW/DW Term Trusts (since June 2000);
                                                                                      previously President and Chief Operating
                                                                                      Officer of the Private Client Group of
                                                                                      Morgan Stanley (May 1999-August 2000),
                                                                                      President and Chief Operating Officer of
                                                                                      Individual Securities of Morgan Stanley
                                                                                      (February 1997-May 1999).

Philip J. Purcell (58)                      Trustee                 Trustee since     Director or Trustee of the Morgan Stanley
1585 Broadway                                                       April 1994        Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                                          of the Board of Directors and Chief
                                                                                      Executive Officer of Morgan Stanley and
                                                                                      Morgan Stanley DW; Director of the
                                                                                      Distributor; Chairman of the Board of
                                                                                      Directors and Chief Executive Officer of
                                                                                      Novus Credit Services Inc.; Director and/or
                                                                                      officer of various Morgan Stanley
                                                                                      subsidiaries.

   Number of
  Portfolios
    in Fund
    Complex
  Overseen by
   Trustee**   Other Directorships Held by Trustee
 ------------- ------------------------------------
      129       None











      129       None











      129       Director of American Airlines,
                Inc. and its parent company, AMR
                Corporation.







----------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley High Income Advantage Trust III
TRUSTEE AND OFFICER INFORMATION continued


Officers:
                                                           Term of
                                       Position(s)       Office and
        Name, Age and Address of        Held with         Length of
            Executive Officer          Registrant        Time Served    Principal Occupation(s) During Past 5 Years
---------------------------------   --------------- -----------------   -----------------------------------------------------------
Mitchell M. Merin (48)              President         President         President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                           since May 1999    Stanley Investment Management (since December
New York, NY                                                            1998); President, Director (since April 1997)
                                                                        and Chief Executive Officer (since June 1998) of
                                                                        the Investment Manager and Morgan Stanley
                                                                        Services; Chairman, Chief Executive Officer and
                                                                        Director of the Distributor (since June 1998);
                                                                        Chairman and Chief Executive Officer (since June
                                                                        1998) and Director (since January 1998) of the
                                                                        Transfer Agent; Director of various Morgan
                                                                        Stanley subsidiaries; President of the
                                                                        Morgan Stanley Funds and TCW/DW Term Trusts
                                                                        (since May 1999); Trustee of various Van
                                                                        Kampen investment companies (since December
                                                                        1999); previously Chief Strategic Officer of
                                                                        the Investment Manager and Morgan Stanley
                                                                        Services and Executive Vice President of the
                                                                        Distributor (April 1997-June 1998), Vice
                                                                        President of the Morgan Stanley Funds (May
                                                                        1997-April 1999), and Executive Vice
                                                                        President of Morgan Stanley.

Barry Fink (47)                     Vice President,   Vice President    General Counsel (since May 2000) and Managing
1221 Avenue of the Americas         Secretary and     Secretary and     Director (since December 2000) of Morgan Stanley
New York, NY                        General Counsel   General Counsel   Investment Management; Managing Director (since
                                                      since February    December 2000), and Secretary and General
                                                      1997              Counsel(since February 1997) and Director (since
                                                                        July 1998) of the Investment Manager and
                                                                        Morgan Stanley Services; Assistant Secretary of
                                                                        Morgan Stanley DW; Vice President, Secretary and
                                                                        General Counsel of the Morgan Stanley Funds
                                                                        and TCW/DW Term Trusts (since February
                                                                        1997); Vice President and Secretary of the
                                                                        Distributor; previously, Senior Vice
                                                                        President, Assistant Secretary and Assistant
                                                                        General Counsel of the Investment Manager
                                                                        and Morgan Stanley Services.

Thomas F. Caloia (56)               Treasurer         Treasurer         First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                              since April       Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                          1989              Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Stephen F. Esser (37)               Vice President    Since January     Managing Director and Portfolio Manager of the Investment
One Tower Bridge                                      2001              Manager and/or its investment management affiliates for over
West Conshohocken,                                                      5 years.
Pennsylvania

Gordon W. Loery (41)                Vice President    Since January     Executive Director and Portfolio Manager of the Investment
One Tower Bridge                                      2001              Manager and/or its investment management affiliates for over
West Conshohocken,                                                      5 years.
Pennsylvania

Deanna L. Loughnane (35)            Vice President    Since January     Executive Director and Portfolio Manager of the Investment
One Tower Bridge                                      2001              Manager and/or its investment management affiliates since
West Conshohocken,                                                      1997; previously Vice President and Corporate Bond Analyst
Pennsylvania                                                            for Putnam Investments (1993-1997).

TRUSTEES                                                  [MORGAN STANLEY LOGO]

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel              [GRAPHIC OMITTED]

Stephen F. Esser
Vice President                                           Morgan Stanley
                                                         High Income
Gordon W. Loery                                          Advantage Trust III
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

                                                       Annual Report
                                                       January 31, 2002
                                                 -------------------------------
                                        38587

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION



     This Statement of Additional Information relates to the shares of Morgan Stanley High Yield Securities Inc. ("High Yield") to be issued pursuant to an Agreement and Plan of Reorganization, dated July 25, 2002, between High Yield and Morgan Stanley High Income Advantage Trust III ("HIAT III") in connection with the acquisition by High Yield of substantially all of the assets, subject to stated liabilities, of HIAT III . This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated October 3, 2002. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to High Yield Securities Inc., 1221 Avenue of the Americas, New York, New York 10020 or by calling (800) 869-NEWS (TOLL FREE). Please retain this document for future reference.


    The date of this Statement of Additional Information is October 3, 2002.

                               TABLE OF CONTENTS




                                                      PAGE
                                                     -----
INTRODUCTION .....................................   B-3
ADDITIONAL INFORMATION ABOUT HIGH YIELD ..........   B-3
FINANCIAL STATEMENTS .............................   B-4

                                  INTRODUCTION


     This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated October 3, 2002 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to HIAT III shareholders in connection with the solicitation of proxies by the Board of Trustees of HIAT III to be voted at the Special Meeting of shareholders of HIAT III to be held on December 10, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional Information of High Yield dated September 30, 2002.



                    ADDITIONAL INFORMATION ABOUT HIGH YIELD


FUND HISTORY, INVESTMENT OBJECTIVES AND POLICIES

     For additional information about High Yield's history, investment objectives and policies, see "Fund History" and "Description of the Fund and Its Investments and Risks" in High Yield's Statement of Additional Information.



MANAGEMENT

     For additional information about the Board of Directors, officers and management personnel of High Yield, see "Management of the Fund" and "Investment Management and Other Services" in High Yield's Statement of Additional Information.


INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about High Yield's investment manager, see "Investment Management and Other Services" in High Yield's Statement of Additional Information. For additional information about High Yield's independent auditors, see "Investment Management and Other Services" in High Yield's Statement of Additional Information. For additional information about other services provided to High Yield, see "Investment Management and Other Services" in High Yield's Statement of Additional Information.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     For additional information about brokerage allocation practices, see "Brokerage Allocation and Other Practices" in High Yield's Statement of Additional Information.


DESCRIPTION OF FUND SHARES AND PRINCIPAL HOLDERS OF FUND SHARES

     For additional information about the voting rights and other characteristics of the shares of High Yield, and the principal owners of the shares of High Yield, see "Capital Stock and Other Securities" and "Control Persons and Principal Holders of Securities" in High Yield's Statement of Additional Information.


PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about the purchase and redemption of High Yield's shares and the determination of net asset value, see "Purchase, Redemption and Pricing of Shares" in High Yield's Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     For additional information about High Yield's policies regarding dividends and distributions and tax matters affecting High Yield and its shareholders, see "Taxation of the Fund and Shareholders" in High Yield's Statement of Additional Information.

DISTRIBUTION OF SHARES


     For additional information about High Yield's distributor and the distribution agreement between High Yield and its distributor, see "Investment Management and Other Services" and "Underwriters" in High Yield's Statement of Additional Information.


PERFORMANCE DATA


     For additional information about High Yield's performance, see "Calculation of Performance Data" in High Yield's Statement of Additional Information.


                              FINANCIAL STATEMENTS



     High Yield's most recent audited financial statements are set forth in High Yield's Annual Report for the fiscal year ended August 31, 2002. A copy of the Annual Report accompanies, and is incorporated by reference in, the Proxy Statement and Prospectus. HIAT III's most recent audited financial statements are set forth in HIAT III's Annual Report for the fiscal year ended January 31, 2002. HIAT III's most recent semi-annual financial statements (unaudited) are set forth in HIAT III's Semi-Annual Report for the six-month period ended July 31, 2002. Copies of the Annual Report and Semi-Annual Report accompany, and are incorporated by reference in, the Proxy Statement and Prospectus.

STATEMENT OF ADDITIONAL INFORMATION           MORGAN STANLEY
SEPTEMBER 30, 2002                            HIGH YIELD SECURITIES INC.
--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. The Prospectus (dated September 30, 2002) for Morgan Stanley High Yield Securities Inc. (the "Fund") may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.


Morgan Stanley High Yield Securities Inc.
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.    Fund History.............................................................4
II.   Description of the Fund and Its Investments and Risks....................4
        A.   Classification....................................................4
        B.  Investment Strategies and Risks....................................4
        C.  Fund Policies/Investment Restrictions.............................10
III.  Management of the Fund..................................................12
        A.  Board of Directors................................................12
        B.  Management Information............................................12
        C.  Compensation......................................................17
IV.   Control Persons and Principal Holders of Securities.....................19
V.    Investment Management and Other Services................................19
        A.  Investment Manager................................................19
        B.  Principal Underwriter.............................................20
        C.  Services Provided by the Investment Manager.......................20
        D.  Dealer Reallowances...............................................21
        E.  Rule 12b-1 Plan...................................................22
        F.  Other Service Providers...........................................26
        G.  Codes of Ethics...................................................26
VI.   Brokerage Allocation and Other Practices................................26
        A.  Brokerage Transactions............................................26
        B.  Commissions.......................................................26
        C.  Brokerage Selection...............................................27
        D.  Directed Brokerage................................................28
        E.  Regular Broker-Dealers............................................28
VII.  Capital Stock and Other Securities......................................28
VIII. Purchase, Redemption and Pricing of Shares..............................28
        A.  Purchase/Redemption of Shares.....................................28
        B.  Offering Price....................................................29
IX.   Taxation of the Fund and Shareholders...................................30
X.    Underwriters............................................................32
XI.   Calculation of Performance Data.........................................32
XII.  Financial Statements....................................................34

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

"Custodian"--The Bank of New York.

"Directors"--The Board of Directors of the Fund.

"Distributor"--Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Financial Advisors"--Morgan Stanley authorized financial services representatives.

"Fund"--Morgan Stanley High Yield Securities Inc., a registered open-end investment company.

"Independent Directors"--Directors who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"Investment Manager"--Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.

"Morgan Stanley & Co."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Morgan Stanley DW"--Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Morgan Stanley Funds"--Registered investment companies for which the Investment Manager serves as the investment advisor and that hold themselves out to investors as related companies for investment and investor services.

"Morgan Stanley Services"--Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"Transfer Agent"--Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was incorporated in the state of Maryland on June 14, 1979 under the name InterCapital High Yield Securities Inc. On March 21, 1983, the Fund's name was changed to Dean Witter High Yield Securities Inc. On June 22, 1998, the name of the Fund was changed to Morgan Stanley Dean Witter High Yield Securities Inc. Effective June 18, 2001 the Fund's name was changed to Morgan Stanley High Yield Securities Inc.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

    FUTURES TRANSACTIONS. The Fund may purchase and sell interest rate contracts that are traded on U.S. and foreign commodity exchanges.

    The Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract, if the Investment Manager anticipates interest rates to rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Investment Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon or sell a put option on such futures contract to protect against an increase in the price of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes.

    Although the terms of future contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of the futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

    Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. government securities or other liquid portfolio securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    Limitations on Futures Contracts and Options on Futures. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

    Risks of Transactions in Futures Contracts and Related Options. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce their value for hedging purposes over a short time period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that the Fund's manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedges its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract, or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

    In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

    OPTIONS. The Fund may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of the Fund's portfolio. The Fund may only buy options listed on national securities exchanges. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

    A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

    The Fund may only write covered call or covered put options listed on national exchanges. The Fund may not write covered options in an amount exceeding 20% of the value of the total assets of the Fund. A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same fund as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of the Fund can be effected when the Fund so desires.

    The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by the Fund is exercised, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commission upon the exercise of call options and upon covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    MONEY MARKET SECURITIES. In addition to the money market securities in which the Fund may otherwise invest, the Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Directors designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    MUNICIPAL OBLIGATIONS. The Fund may invest up to 10% of its total assets in municipal obligations that pay interest exempt from federal income tax. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

    PUBLIC UTILITIES. The Fund's investments in the utilities industry are impacted by risks particular to that industry. Changing regulation constitutes one of the key industry-specific risks for the Fund, especially with respect to its investments in traditionally regulated public utilities and partially regulated utility companies. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Regulatory authorities also may restrict a company's access to new markets, thereby diminishing the company's long-term prospects.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

    PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933

(the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights attached to other securities. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. As a primary objective, seek to earn a high level of current income.

         2. As a secondary objective, seek capital appreciation but only to the extent consistent with its primary objective.

    The Fund may not:

         1. Acquire common stocks in excess of 20% of its total assets.

         2. Invest more than 5% of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities).

         3. Purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stocks of an issuer are considered as one class.

         4. Invest more than 25% of its total assets in securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United States government or its agencies or instrumentalities.

         5. Invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States government, its agencies or instrumentalities.

         6. Make short sales of securities.

         7. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

         8. Pledge its assets or assign or otherwise encumber them in excess of 4.5% of its net assets (taken at market value at the time of pledging) and then only to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

         9. Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

         10. Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

         11. Purchase or sell commodities except that the Fund may purchase financial futures contracts and related options.

         12. Make loans of money or securities, except: (a) the purchase of debt obligations; (b) investment in repurchase agreements; or (c) by lending its portfolio securities.

         13. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

         14. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

         15. Invest for the purpose of exercising control or management of another company.

         16. Invest in securities of any company if, to the knowledge of the Fund, any officer or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such company.

         17. Write, purchase or sell puts, calls, or combinations thereof except options on futures contracts or options on debt securities.

         18. Borrow money, except that the Fund may borrow for temporary purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF DIRECTORS

    The Board of Directors of the Fund oversees the management of the Fund but does not itself manage the Fund. The Directors review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Directors also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Director to exercise his or her powers in the interest of the Fund and not the Director's own interest or the interest of another person or organization. A Director satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Director reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    DIRECTORS AND OFFICERS. The Board of the Fund consists of eight (8) Directors. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Five Directors have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Directors. The other three Directors (the "Management Directors") are affiliated with the Investment Manager.

    The Independent Directors of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of December 31, 2001) and other directorships, if any, held by the Director, are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including, but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX
                              POSITION(S)    LENGTH OF                                              OVERSEEN
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING           BY
   INDEPENDENT DIRECTOR       REGISTRANT      SERVED*                  PAST 5 YEARS                 DIRECTOR
---------------------------   -----------   -----------   --------------------------------------   -----------
Michael Bozic (61)            Director      Director      Retired; Director or Trustee of the          129
c/o Mayer, Brown, Rowe &                    since         Morgan Stanley Funds and the TCW/DW
Maw                                         April 1994    Term Trusts; formerly Vice Chairman of
Counsel to the Independent                                Kmart Corporation (December
Directors                                                 1998-October 2000), Chairman and Chief
1675 Broadway                                             Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November
                                                          1998) and President and Chief
                                                          Executive Officer of Hills Department
                                                          Stores (May 1991-July 1995); formerly
                                                          variously Chairman, Chief Executive
                                                          Officer, President and Chief Operating
                                                          Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck &
                                                          Co.
 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR             BY DIRECTOR
---------------------------  -------------------------
Michael Bozic (61)           Director of Weirton Steel
c/o Mayer, Brown, Rowe &     Corporation.
Maw
Counsel to the Independent
Directors
1675 Broadway
New York, NY

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX
                              POSITION(S)    LENGTH OF                                              OVERSEEN
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING           BY
   INDEPENDENT DIRECTOR       REGISTRANT      SERVED*                  PAST 5 YEARS                 DIRECTOR
---------------------------   -----------   -----------   --------------------------------------   -----------
Edwin J. Garn (69)            Director      Director      Director or Trustee of the Morgan            129
c/o Summit Ventures LLC                     since         Stanley Funds and the TCW/DW Term
1 Utah Center                               January       Trusts; formerly United States Senator
201 S. Main Street                          1993          (R- Utah)(1974-1992) and Chairman,
Salt Lake City, UT                                        Senate Banking Committee (1980-1986);
                                                          formerly Mayor of Salt Lake City, Utah
                                                          (1971-1974); formerly Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985);
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific
                                                          Corp.

Wayne E. Hedien (68)          Director      Director      Retired; Director or Trustee of the          129
c/o Mayer, Brown, Rowe &                    since         Morgan Stanley Funds and the TCW/DW
Maw                                         September     Term Trusts; formerly associated with
Counsel to the Independent                  1997          the Allstate Companies (1966-1994),
Directors                                                 most recently as Chairman of The
1675 Broadway                                             Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and
                                                          Chief Executive Officer of its
                                                          wholly-owned subsidiary, Allstate
                                                          Insurance Company (July 1989-December
                                                          1994).

Dr. Manuel H. Johnson (53)    Director      Director      Chairman of the Audit Committee and          129
c/o Johnson Smick                           since         Director or Trustee of the Morgan
International, Inc.                         July 1991     Stanley Funds and the TCW/DW Term
1133 Connecticut Avenue,                                  Trusts; Senior Partner, Johnson Smick
N.W.                                                      International, Inc., a consulting
Washington, D.C.                                          firm; Co- Chairman and a founder of
                                                          the Group of Seven Council (G7C), an
                                                          international economic commission;
                                                          formerly Vice Chairman of the Board of
                                                          Governors of the Federal Reserve
                                                          System and Assistant Secretary of the
                                                          U.S. Treasury.

Michael E. Nugent (66)        Director      Director      Chairman of the Insurance Committee          207
c/o Triumph Capital, L.P.                   since         and Director or Trustee of the Morgan
237 Park Avenue                             July 1991     Stanley Funds and the TCW/DW Term
New York, NY                                              Trusts; director/trustee of various
                                                          investment companies managed by Morgan
                                                          Stanley Investment Management Inc. and
                                                          Morgan Stanley Investments LP (since
                                                          July 2001); General Partner, Triumph
                                                          Capital, L.P., a private investment
                                                          partnership; formerly Vice President,
                                                          Bankers Trust Company and BT Capital
                                                          Corporation (1984-1988).

 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR             BY DIRECTOR
---------------------------  -------------------------
Edwin J. Garn (69)           Director of Franklin
c/o Summit Ventures LLC      Covey (time management
1 Utah Center                systems), BMW Bank of
201 S. Main Street           North America, Inc.
Salt Lake City, UT           (industrial loan
                             corporation), United
                             Space Alliance (joint
                             venture between Lockheed
                             Martin and the Boeing
                             Company) and Nuskin Asia
                             Pacific (multilevel
                             marketing); member of the
                             board of various civic
                             and charitable
                             organizations.

Wayne E. Hedien (68)         Director of The PMI Group
c/o Mayer, Brown, Rowe &     Inc. (private mortgage
Maw                          insurance); Director and
Counsel to the Independent   Vice Chairman of The
Directors                    Field Museum of Natural
1675 Broadway                History; director of
New York, NY                 various other business
                             and charitable
                             organizations.

Dr. Manuel H. Johnson (53)   Director of NVR, Inc.
c/o Johnson Smick            (home construction);
International, Inc.          Chairman and Director of
1133 Connecticut Avenue,     the Financial Accounting
N.W.                         Foundation (oversight
Washington, D.C.             organization of the
                             Financial Accounting
                             Standards Board).

Michael E. Nugent (66)       Director of various
c/o Triumph Capital, L.P.    business organizations.
237 Park Avenue
New York, NY

----------------------------------

* This is the date the Director began serving the Morgan Stanley Funds.

    The Directors who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each management Director and the other directorships, if any, held by the Director, are shown below.

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX
                              POSITION(S)    LENGTH OF                                              OVERSEEN
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING           BY
    MANAGEMENT DIRECTOR       REGISTRANT      SERVED*                  PAST 5 YEARS                 DIRECTOR
---------------------------   -----------   -----------   --------------------------------------   -----------
Charles A. Fiumefreddo (69)   Chairman      Director      Chairman and Director or Trustee of          129
c/o Morgan Stanley Trust      and           since         the Morgan Stanley Funds and the
Harborside Financial          Director or   July 1991     TCW/DW Term Trusts; formerly Chairman,
Center,                       Trustee                     Chief Executive Officer and Director
Plaza Two,                                                of the Investment Manager, the
Jersey City, NJ                                           Distributor and Morgan Stanley
                                                          Services, Executive Vice President and
                                                          Director of Morgan Stanley DW,
                                                          Chairman and Director of the Transfer
                                                          Agent and Director and/or officer of
                                                          various Morgan Stanley subsidiaries
                                                          (until June 1998) and Chief Executive
                                                          Officer of the Morgan Stanley Funds
                                                          and the TCW/DW Term Trusts (until
                                                          September 2002).

James F. Higgins (54)         Director      Director      Director or Director of the Morgan           129
c/o Morgan Stanley Trust                    since June    Stanley Funds and the TCW/DW Term
Harborside Financial                        2000          Trusts (since June 2000); Senior
Center,                                                   Advisor of Morgan Stanley (since
Plaza Two,                                                August 2000); Director of the
Jersey City, NJ                                           Distributor and Dean Witter Realty
                                                          Inc.; previously President and Chief
                                                          Operating Officer of the Private
                                                          Client Group of Morgan Stanley (May
                                                          1999-August 2000), President and Chief
                                                          Operating Officer of Individual
                                                          Securities of Morgan Stanley (February
                                                          1997-May 1999).

Philip J. Purcell (58)        Director      Director      Director or Director of the Morgan           129
1585 Broadway                               since April   Stanley Funds and the TCW/DW Term
New York, NY                                1994          Trusts; Chairman of the Board of
                                                          Directors and Chief Executive Officer
                                                          of Morgan Stanley and Morgan Stanley
                                                          DW; Director of the Distributor;
                                                          Chairman of the Board of Directors and
                                                          Chief Executive Officer of Novus
                                                          Credit Services Inc.; Director and/or
                                                          officer of various Morgan Stanley
                                                          subsidiaries.

 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    MANAGEMENT DIRECTOR             BY DIRECTOR
---------------------------  -------------------------
Charles A. Fiumefreddo (69)  None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)        None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)       Director of American
1585 Broadway                Airlines, Inc. and its
New York, NY                 parent company, AMR
                             Corporation.

----------------------------------

* This is the date the Director began serving the Morgan Stanley Funds.

                                 POSITION(S)
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF TIME                   PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER            REGISTRANT             SERVED                                PAST 5 YEARS
----------------------------   ----------------   ---------------------   -------------------------------------------------------
Mitchell M. Merin (48)         President and      President since May     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive    1999 and Chief          Investment Management (since December 1998); President,
New York, NY                   Officer            Executive Officer       Director (since April 1997) and Chief Executive Officer
                                                  since September 2002    (since June 1998) of the Investment Manager and Morgan
                                                                          Stanley Services; Chairman, Chief Executive Officer and
                                                                          Director of the Distributor (since June 1998); Chairman
                                                                          (since June 1998) and Director (since January 1998) of
                                                                          the Transfer Agent; Director of various Morgan Stanley
                                                                          subsidiaries; President (since May 1999) and Chief
                                                                          Executive Officer (since September 2002) of the Morgan
                                                                          Stanley Funds and TCW/DW Term Trusts; Director of
                                                                          various Van Kampen investment companies (since December
                                                                          1999); previously Chief Strategic Officer of the
                                                                          Investment Manager and Morgan Stanley Services and
                                                                          Executive Vice President of the Distributor (April
                                                                          1997-June 1998), Vice President of the Morgan Stanley
                                                                          Funds (May 1997-April 1999), and Executive Vice
                                                                          President of Morgan Stanley.

Barry Fink (47)                Vice President,    Vice President,         General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and      Secretary and General   (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel    Counsel since           Management; Managing Director (since December 2000),
                                                  February 1997           and Secretary and General Counsel (since February 1997)
                                                                          and Director (since July 1998) of the Investment
                                                                          Manager and Morgan Stanley Services; Assistant
                                                                          Secretary of Morgan Stanley DW; Vice President,
                                                                          Secretary and General Counsel of the Morgan Stanley
                                                                          Funds and TCW/DW Term Trusts (since February 1997);
                                                                          Vice President and Secretary of the Distributor;
                                                                          previously, Senior Vice President, Assistant Secretary
                                                                          and Assistant General Counsel of the Investment Manager
                                                                          and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer          Since April 1989        First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                                                  Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                              Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President     Since October 1998      Managing Director, Chief Administrative Officer and
1221 Avenue of the Americas                                               Director since February 1999) of the Investment Manager
New York, NY                                                              and Morgan Stanley Services and Chief Executive Officer
                                                                          and Director of the Transfer Agent; previously Managing
                                                                          Director of the TCW Group Inc.

Joseph J. McAlinden (59)       Vice President     Since July 1995         Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                               Investment Manager, Morgan Stanley Investment
New York, NY                                                              Management Inc. and Morgan Stanley Investments LP; and
                                                                          Director of the Transfer Agent. Chief Investment
                                                                          Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President     Since September 2002    Vice President and Chief Financial Officer of the
c/o Morgan Stanley Trust       and Chief                                  Morgan Stanley Funds and the TCW/DW Term Trusts (since
Harborside Financial Center    Financial                                  September 2002); Executive Director of the Investment
Plaza Two,                     Officer                                    Manager and Morgan Stanley Services (since December
Jersey City, NJ                                                           2001). Formerly, Vice President of the Investment
                                                                          Manager and Morgan Stanley Services (August
                                                                          2000-November 2001), Senior Manager at
                                                                          PricewaterhouseCoopers LLP (January 1998-August 2000)
                                                                          and Associate-Fund Administration at BlackRock
                                                                          Financial Management (July 1996-December 1997).

    In addition A. Thomas Smith III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary of the Funds, and Sara Badler, Stefanie Chang-Yu, Lou Anne
D. McInnis, Carsten Otto and Ruth Rossi, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services,
Marilyn K. Cranney, First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, and Joanne Doldo, Natasha Kassian and Sheldon Winicour, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Funds.

    For each Director, the dollar range of equity securities beneficially owned by the Director is shown below.

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                                  ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
    NAME OF DIRECTOR                   (AS OF DECEMBER 31, 2001)                            (AS OF DECEMBER 31, 2001)
-------------------------  --------------------------------------------------   -------------------------------------------------
INDEPENDENT:
Michael Bozic                                     None                                            over $100,000

Edwin J. Garn                                     None                                            over $100,000

Wayne E. Hedien                                   None                                            over $100,000

Dr. Manuel H. Johnson                             None                                            over $100,000

Michael E. Nugent                           $10,001-$50,000                                       over $100,000

INTERESTED:
Charles A. Fiumefreddo                      $10,001-$50,000                                       over $100,000

James F. Higgins                                  None                                            over $100,000

Philip J. Purcell                                 None                                            over $100,000

    As to each independent Director and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, six of the directors/trustees, including all of the independent directors/trustees, serve as members of the Derivatives Committee and three directors/trustees including two independent directors/trustees serve as members of the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board. The Audit Committee currently consists of Messrs. Johnson, Bozic, Hedien, Garn and Nugent. During the Fund's fiscal year ended August 31, 2002, the Audit Committee held 10 meetings.


    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund. The Derivatives Committee currently consists of Mr. Fiumefreddo and all of the Independent Directors of the Fund. During the Fund's fiscal year ended August 31, 2002, the Derivatives Committee held three meetings.


    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Fund's fiscal year ended August 31, 2002, the Insurance Committee held one meeting.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/ trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.

    DIRECTOR AND OFFICER INDEMNIFICATION. The Fund's By-Laws provides that no Director, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Director, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the By-Laws provides that a Director, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Director an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Directors, the Independent Directors or Committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Directors or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Directors and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Director. The Fund pays Mr. Fiumefreddo an annual fee for his service as Chairman of the Board and for administrative services provided to the Board of Directors.

    The following table illustrates the compensation that the Fund paid to its Directors for the fiscal year ended August 31, 2002.


                               FUND COMPENSATION

                                                                AGGREGATE
                                                              COMPENSATION
NAME OF DIRECTOR                                              FROM THE FUND
----------------                                              -------------
Michael Bozic...............................................     $1,650
Edwin J. Garn...............................................      1,650
Wayne E. Hedien.............................................      1,650
Dr. Manuel H. Johnson.......................................      2,400
Michael E. Nugent...........................................      2,150
Charles A. Fiumefreddo......................................      3,063


    The following table illustrates the compensation paid to the Fund's Directors for the calendar year ended December 31, 2001 for services to the 97 registered Morgan Stanley Funds (consisting of 129 portfolios) that were in operation at December 31, 2001. None of the Fund's Directors received compensation from any other funds in the Fund Complex, except Mr. Nugent who received compensation for service as Director/Trustee to 16 other registered funds (consisting of 78 portfolios) in the Fund Complex.

                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS


                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 97 MORGAN
                                                               STANLEY FUNDS
                                                                 AND OTHER
                                                               FUNDS IN THE
NAME OF INDEPENDENT DIRECTOR                                   FUND COMPLEX
----------------------------                                  ---------------
Michael Bozic...............................................     $150,150
Edwin J. Garn...............................................      150,150
Wayne E. Hedien.............................................      150,100
Dr. Manuel H. Johnson.......................................      219,900
Michael E. Nugent...........................................      228,362
Charles A. Fiumefreddo......................................      360,000

    As of the date of this Statement of Additional Information, 51 of the Morgan Stanley Funds, including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Director is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Director for service to the Adopting Fund in the five

------------------------
(1) An Eligible Director may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Director and his or her spouse on the date of such Eligible Director's retirement. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit.

year period prior to the date of the Eligible Director's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 2002 and by the 52 Morgan Stanley Funds (including the Fund) for the calendar year ended December 31, 2001, and the estimated retirement benefits for the Independent Directors, to commence upon their retirement, from the Fund as of August 31, 2002 and from the 52 Morgan Stanley Funds as of calendar year ended December 31, 2001. For the calendar year ended December 31, 2001, no retirement benefits were accrued to the Independent Trustees from any other funds in the Fund Complex.

         RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY FUNDS

                                  FOR ALL ADOPTING FUNDS
                               -----------------------------                                   ESTIMATED ANNUAL
                                 ESTIMATED                        RETIREMENT BENEFITS              BENEFITS
                                 CREDITED                         ACCRUED AS EXPENSES         UPON RETIREMENT(2)
                                   YEARS         ESTIMATED     -------------------------   -------------------------
                               OF SERVICE AT   PERCENTAGE OF                  BY ALL         FROM        FROM ALL
                                RETIREMENT       ELIGIBLE       BY THE       ADOPTING        THE         ADOPTING
NAME OF INDEPENDENT DIRECTOR   (MAXIMUM 10)    COMPENSATION      FUND         FUNDS          FUND         FUNDS
----------------------------   -------------   -------------   --------   --------------   --------   --------------
Michael Bozic..............         10            60.44%        $  360       $21,395        $  907       $48,443
Edwin J. Garn..............         10            60.44            520        33,443           927        49,121
Wayne E. Hedien............          9            51.37            691        44,952           779        41,437
Dr. Manuel H. Johnson......         10            60.44            376        22,022         1,360        72,014
Michael E. Nugent..........         10            60.44            625        38,472         1,209        64,157

------------------------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Director's elections described in Footnote (1) on page 18.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    The following person owned 5% or more of the outstanding shares of Class A of the Fund as of September 6, 2002: Robert M. Sullivan Jr., 1428 Longmeadow St., Longmeadow, MA 01106-2239--5.38%.

    As of the date of this Statement of Additional Information, the aggregate number of shares of common stock of the Fund owned by the Fund's officers and Directors as a group was less than 1% of the Fund's shares of common stock outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended August 31, 2000, 2001 and 2002, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $8,439,728, $5,350,108 and $3,258,237, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.

    In approving the Management Agreement, the Board of Directors, including the Independent Directors, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Directors met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Directors noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Directors weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Directors, including all of the Independent Directors, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Directors who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Directors.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Directors, including a majority of the Independent Directors; provided that in either event such continuance is approved annually by the vote of a majority of the Directors, including a majority of the Independent Directors.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 0.75% and 0.85% of the average daily net assets of Class A, Class B and Class C, respectively.

    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Morgan Stanley DW received the proceeds of CDSCs and FSCs, for the last three fiscal years ended August 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                                 2002                   2001                   2000
                         --------------------   --------------------   --------------------
Class A................  FSCs:(1)  $  135,390   FSCs:(1)  $  217,448   FSCs:(1)  $  187,035
                          CDSCs:   $   26,842    CDSCs:   $   12,759    CDSCs:   $   26,734
Class B................  CDSCs:    $1,519,542   CDSCs:    $3,170,758   CDSCs:    $4,887,041
Class C................  CDSCs:    $   29,347   CDSCs:    $   61,850   CDSCs:    $   86,304

------------------------
(1) FSCs apply to Class A only.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.20% of the average daily net assets of Class B and 0.25% of the average daily net assets of Class C are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

    Under the Plan and as required by Rule 12b-1, the Directors receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. During the fiscal year ended August 31, 2002, Class A, Class B and Class C shares of the Fund accrued amounts payable to the Distributor under the Plan of $48,012, $3,747,816 and $349,455, respectively, which amounts are equal to 0.18%, 0.75% and 0.85% of the average daily net assets of Class A, Class B and Class C, respectively.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which
(i) the Transfer Agent serves as Trustee, (ii) Morgan Stanley's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement or (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services ("Morgan Stanley Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by Morgan Stanley Eligible Plans, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 0.85% of the current value of the respective accounts for which they are the Financial Advisors of record.

    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program and in the Morgan Stanley Choice Program, the Investment Manager compensates Morgan Stanley DW's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Morgan Stanley DW's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program and the Morgan Stanley Choice Program).

    The gross sales credit is a charge which reflects commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Morgan Stanley DW's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales.

    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 0.85%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including, a majority of the Independent Directors. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended August 31, 2002 to the Distributor. The Distributor and Morgan Stanley DW estimate that they have spent, pursuant to the Plan, $124,910,663 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways:
(i) 4.08% ($5,098,452)--advertising and promotional expenses; (ii) 0.05% ($58,266)--printing of prospectuses for distribution to other than current shareholders; and (iii) 95.87% ($119,753,945)--other expenses, including the gross sales credit and the carrying charge, of which 9.99% ($11,958,129) represents carrying charges, 24.55% ($29,394,898) represents commission credits to Morgan Stanley DW branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, 34.74% ($41,607,270) represents overhead and other branch office distribution-related expenses, and 30.72% ($36,793,648) represents excess distribution expenses of Dean Witter High Income Securities, the net assets of which were combined with those of the Fund on November 10, 1997 pursuant to an Agreement and Plan of Reorganization. The amount accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended August 31, 2002 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Morgan Stanley DW which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's
Class B shares, totaled $60,068,745 as of August 31, 2002, which was equal to 16.17% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale totaled $74,429 in the case of Class C at December 31, 2001 (end of the calendar year), which was equal to 0.17% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Director has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Directors, including a majority of the Independent Directors, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Directors requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Directors, including each of the Independent Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Directors' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS

    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

G. CODES OF ETHICS

    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Directors, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

    The Fund did not pay any brokerage commissions during the fiscal years ended August 31, 2000, 2001 and 2002.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

    During the fiscal years ended August 31, 2000, 2001 and 2002, the Fund did not effect any principal transactions with Morgan Stanley DW.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors, including the Independent Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    The Fund did not pay any brokerage commissions to any affiliated brokers or dealers during the fiscal years ended August 31, 2000, 2001 and 2002.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

    The Investment Manager and certain of its affiliates currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the

Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

    During the fiscal year ended August 31, 2002, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended August 31, 2002, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year. At August 31, 2002, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The Fund is authorized to issue 2 billion shares of common stock of $0.01 par value for each Class. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferrable and redeemable at the option of the holder. Except for agreements entered into by the Fund in its ordinary course of business within the limitations of the Fund's fundamental investment policies (which may be modified only by shareholder vote), the Fund will not issue any securities other than common stock.

    All shares of common stock are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Directors may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Fund's By-Laws. Under certain circumstances, the Directors may be removed by action of the Directors. In addition, under certain circumstances, the shareholders may call a meeting to remove Directors and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the

Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Morgan Stanley DW and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors, and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Directors determine that such price does not reflect their fair value, in which case they will be value at their fair market value as determined by the Directors. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they well be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless the Directors determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax although it may not always do so in a particular year. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by the Fund when the Fund invests in forward foreign currency exchange contracts, options, futures transactions, and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund.

    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which the Fund purchased after December 31, 2000, and held for more than five years.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, and the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally will result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    Prior to July 28, 1997, the Fund offered only one Class of shares subject to a maximum sales charge of 5.50% and no 12b-1 fee. Because the distribution arrangement for Class A most closely resembles the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect (i) the actual maximum sales charge applicable to Class A (i.e., 4.25%) and (ii) the ongoing 12b-1 fee applicable to Class A Shares. Furthermore, because all shares of the Fund held prior to July 28, 1997 have been designated Class D shares, the Fund's historical performance has also been restated to reflect the absence of any sales charge in the case of Class D shares. Also set forth below is the actual performance of Class B and Class C as of their last fiscal year.

    From time to time, the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income" of each Class. The resulting amount is divided by the product of the maximum offering price per share on the last day of the period multiplied by the average number of shares of the applicable Class outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The yields for the 30-day period ended August 31, 2002, calculated pursuant to this formula, were 25.68% for Class A, 26.32% for Class B, 26.26% for Class C and 27.22% for Class D.

    The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns of Class A for the one year, five year and ten year period ended August 31, 2002 were -25.03%, -15.21% and -2.66%, respectively. The average annual total returns for Class B for the one year and five year periods ended August 31, 2002 and for the period July 28, 1997 (inception of the Class) through August 31, 2002 were -25.34%, -15.07% and -14.63%, respectively. The average annual total returns for Class C for the one year and five year periods ended August 31, 2002 and for the period July 28, 1997 (inception of the Class) through August 31, 2002 were -22.78%, -15.00% and -14.64%, respectively. The average annual total returns for Class D for the one year, five year and ten year period ended August 31, 2002 were -21.45%, -14.29% and -2.00%, respectively.

    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on the foregoing calculation, the Fund's average annual total returns for Class A for the one year, five year and ten year period ended August 31, 2002 were -21.70%, -14.48% and -2.23%, respectively. The average annual total returns for Class B for the one year, five year and life of the Class periods ended August 31, 2002 were -22.00%, -14.89% and -14.54%, respectively. The average annual total returns for Class C for the one year, five year and life of the Class periods ended August 31, 2002 were -22.11%, -15.00% and -14.64%, respectively. Because the Class D shares are not subject to any sales charge, the Fund would only advertise average annual total returns as calculated in the previous paragraph.

    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregated total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on this calculation, the total returns for Class A for the one year, five year and ten year period ended August 31, 2002 were -21.70%, -54.24 % and -20.21%, respectively. The total returns for Class B for the one year, five year and life of the Class periods ended August 31, 2002 were -22.00%, -55.35% and -55.08%, respectively. The total returns for Class C for the one year, five year and life of the Class periods ended August 31, 2002 were -22.11%, -55.62% and -55.35%, respectively. The total returns for Class D for the one year, five year and ten year period ended August 31, 2002 were -21.45%, -53.74% and -18.32%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,575, $48,250 and $97,250 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown (or declined) to the following amounts at August 31, 2002:

                                                       INVESTMENT AT INCEPTION OF:
                                         INCEPTION   --------------------------------
CLASS                                      DATE:     $10,000     $50,000    $100,000
-----                                    ---------   --------   ---------   ---------
Class A...............................   09/26/79    $23,135    $116,583    $234,978
Class B...............................   07/28/97      4,492      22,462      44,924
Class C...............................   07/28/97      4,465      22,325      44,649
Class D...............................   09/26/79     25,540     127,699     255,398

    For purposes of restating the performance of Class A, the inception date set forth in the above table is the inception date of the Fund. However, Class A did not actually commence operation until July 28, 1997.

    The after-tax returns of the Fund may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns. Based on these calculations, the average annual total returns (after taxes on distributions) for Class A for the one year, five year and the ten year periods ended August 31, 2002 were -29.49%, -19.74% and -7.48%, respectively, and the average annual total returns (after taxes on distributions and redemptions) for Class A for the one year, five year and the ten year periods ended August 31, 2002 were -15.07%, -12.01% and -3.03%, respectively. The average annual total returns (after taxes on distributions) for Class D for the one year, five year and the ten year periods ended
August 31, 2002 were -26.21%, -18.93% and -6.94%, respectively and the average annual total returns (after taxes on distributions and redemptions) for Class D for the one year, five year and the ten year periods ended August 31, 2002 were -12.86%, -11.43% and -2.59%, respectively.

    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended August 31, 2002 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE
--------------------------------------------------------------------------------------------------------
             Corporate Bonds (89.0%)
             Advertising/Marketing Services (0.6%)
$  3,340     Interep National Radio Sales, Inc. (Series B).....      10.00%       07/01/08  $  2,989,300
                                                                                            ------------
             Aerospace & Defense (0.5%)
   9,385     Loral Space & Communications Ltd..................       9.50        01/15/06     2,346,250
                                                                                            ------------
             Airlines (0.8%)
   6,450     Air Canada Corp. (Canada).........................       10.25       03/15/11     4,128,000
                                                                                            ------------
             Alternative Power Generation (0.4%)
   3,735     Calpine Corp......................................       8.50        02/15/11     1,960,875
                                                                                            ------------
             Auto Parts: O.E.M. (4.6%)
   1,630     Arvinmeritor, Inc.................................       8.75        03/01/12     1,726,848
   1,365     Collins & Aikman Products Co......................       11.50       04/15/06     1,286,512
   3,700     Collins & Aikman Products Co......................       10.75       12/31/11     3,644,500
   5,155     Dana Corp.........................................       9.00        08/15/11     4,923,025
   2,300     Dura Operating Corp. (Series B)...................       8.625       04/15/12     2,334,500
   3,385     Intermet Corp. - 144A*............................       9.75        06/15/09     3,435,775
   1,310     Lear Corp. (Series B).............................       8.11        05/15/09     1,372,225
   2,890     Metaldyne Corp. - 144A*...........................       11.00       06/15/12     2,535,975
   2,260     Stoneridge, Inc...................................       11.50       05/01/12     2,327,800
                                                                                            ------------
                                                                                              23,587,160
                                                                                            ------------
             Broadcast/Media (1.4%)
  10,000     Tri-State Outdoor Media Group, Inc. (b)...........       11.00       05/15/08     7,200,000
                                                                                            ------------
             Broadcasting (1.6%)
   3,785     Salem Communications Holdings Corp................       9.00        07/01/11     3,889,087
   1,795     XM Satellite Radio Inc............................       14.00       03/15/10       614,787
   4,245     Young Broadcasting Inc............................       10.00       03/01/11     3,884,175
                                                                                            ------------
                                                                                               8,388,049
                                                                                            ------------
             Cable/Satellite TV (5.3%)
  50,687     Australis Holdings Property Ltd. (Australia) (a)
              (b)..............................................       15.00       11/01/02             0
   3,620     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       6.875       02/23/09     3,462,856
   2,950     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       8.20        07/15/09     2,966,343
   9,805     Callahan Nordrhein Westfalen (Germany) (a) (b)....       14.00       07/15/10       232,869
   3,540     Charter Communications Holdings, Inc..............      13.50++      01/15/11     1,345,200
   7,060     Charter Communications Holdings/Charter Capital...      11.75++      05/15/11     2,647,500
  19,000     Diva Systems Corp. (Series B) (a) (d).............     12.625++      03/01/08     2,351,250
   6,145     Echostar DBS Corp. - 144A*........................       9.125       01/15/09     5,991,375
  16,510     Knology Holdings, Inc.............................     11.875++      10/15/07     5,283,200
   6,600     Ono Finance PLC (United Kingdom)..................       13.00       05/01/09     1,320,000
     915     Pegasus Communications Corp. (Series B)...........       9.75        12/01/06       432,337
   7,355     Telewest Communications PLC (United Kingdom)......       9.875       02/01/10     1,103,250

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$ 11,525     United Pan Europe Communications N.V. (Series B)
              (Netherlands) (b)................................      10.875%      08/01/09  $    403,375
                                                                                            ------------
                                                                                              27,539,555
                                                                                            ------------
             Casino/Gaming (3.1%)
  22,000     Aladdin Gaming Holdings/Capital Corp. (Series
              B)...............................................      13.50++      03/01/10       440,000
   2,400     Harrah's Operating Co., Inc.......................       8.00        02/01/11     2,633,362
   4,850     Park Place Entertainment Corp.....................       8.875       09/15/08     5,019,750
  24,035     Resort At Summerlin LP (Series B) (a) (b).........       13.00       12/15/07             0
   4,725     Station Casinos, Inc..............................       8.375       02/15/08     4,914,000
   2,970     Venetian Casino/LV Sands - 144A*..................       11.00       06/15/10     2,981,137
                                                                                            ------------
                                                                                              15,988,249
                                                                                            ------------
             Cellular Telephone (1.9%)
   2,230     Dobson/Sygnet Communications Co...................       12.25       12/15/08     1,404,900
  29,800     Dolphin Telecom PLC (Series B) (United Kingdom)
              (a) (d)..........................................      14.00++      05/15/09         2,980
  25,025     Dolphin Telecom PLC (United Kingdom) (a) (d)......      11.50++      06/01/08         2,502
  11,050     Nextel Partners, Inc..............................      14.00++      02/01/09     4,751,500
   4,258     Tritel PCS, Inc...................................      12.75++      05/15/09     3,491,560
                                                                                            ------------
                                                                                               9,653,442
                                                                                            ------------
             Chemicals: Major Diversified (1.8%)
   3,665     Equistar Chemical/Funding.........................      10.125       09/01/08     3,518,400
   6,705     Huntsman ICI Chemicals LLC........................      10.125       07/01/09     5,967,450
                                                                                            ------------
                                                                                               9,485,850
                                                                                            ------------
             Chemicals: Specialty (2.4%)
   2,560     Acetex Corp. (Canada).............................      10.875       08/01/09     2,662,400
     850     ISP Chemco, Inc. (Series B).......................       10.25       07/01/11       850,000
   4,710     ISP Holdings, Inc. (Series B).....................      10.625       12/15/09     4,050,600
   2,930     Lyondell Chemical Co. (Series B)..................       9.875       05/01/07     2,900,700
   1,725     Millennium America, Inc...........................       9.25        06/15/08     1,794,000
                                                                                            ------------
                                                                                              12,257,700
                                                                                            ------------
             Commercial Printing/Forms (1.1%)
   3,935     Mail-Well I Corp. - 144A*.........................       9.625       03/15/12     2,715,150
  13,000     Premier Graphics, Inc. (b)........................       11.50       12/01/05       406,250
   2,490     Quebecor Media, Inc. (Canada).....................      11.125       07/15/11     2,079,150
     935     Quebecor Media, Inc. (Canada).....................      13.75++      07/15/11       444,125
                                                                                            ------------
                                                                                               5,644,675
                                                                                            ------------
             Consumer/Business Services (3.1%)
  13,000     Comforce Operating, Inc...........................       12.00       12/01/07     7,540,000
   4,249     MDC Communications Corp. (Canada).................       10.50       12/01/06     3,526,670
   6,085     Muzak LLC/Muzak Finance Corp......................       9.875       03/15/09     5,080,975
                                                                                            ------------
                                                                                              16,147,645
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Containers/Packaging (1.8%)
$ 10,000     LLS Corp. (b).....................................      11.625%      08/01/09  $    900,000
   7,540     Owens-Illinois, Inc...............................       7.80        05/15/18     6,032,000
   2,235     Pliant Corp.......................................       13.00       06/01/10     2,246,175
                                                                                            ------------
                                                                                               9,178,175
                                                                                            ------------
             Diversified Manufacturing (2.3%)
   9,755     Eagle-Picher Industries, Inc......................       9.375       03/01/08     7,608,900
   7,750     Jordan Industries, Inc. (Series B)................      10.375       08/01/07     4,495,000
                                                                                            ------------
                                                                                              12,103,900
                                                                                            ------------
             Drugstore Chains (0.7%)
   2,000     Rite Aid Corp.....................................       6.875       08/15/13     1,160,000
   2,025     Rite Aid Corp.....................................       7.70        02/15/27     1,113,750
   2,000     Rite Aid Corp. - 144A*............................       6.125       12/15/08     1,160,000
                                                                                            ------------
                                                                                               3,433,750
                                                                                            ------------
             Electric Utilities (0.7%)
   3,620     PG&E National Energy Group, Inc...................      10.375       05/16/11     1,339,400
   3,050     PSEG Energy Holdings - 144A*......................       8.625       02/15/08     2,287,500
                                                                                            ------------
                                                                                               3,626,900
                                                                                            ------------
             Electronic Components (0.3%)
   1,585     Flextronics International Ltd. (Singapore)........       9.875       07/01/10     1,640,475
                                                                                            ------------
             Electronic Distributors (0.9%)
   4,280     BRL Universal Equipment Corp......................       8.875       02/15/08     4,333,500
  20,000     CHS Electronics, Inc. (a) (b).....................       9.875       04/15/05       175,000
                                                                                            ------------
                                                                                               4,508,500
                                                                                            ------------
             Electronic Equipment/Instruments (0.6%)
   8,280     High Voltage Engineering, Inc.....................       10.75       08/15/04     2,980,800
                                                                                            ------------
             Electronics/Appliances (0.0%)
  84,930     International Semi-Tech Microelectronics, Inc.
              (Canada) (a) (b).................................       11.50       08/15/03         8,493
                                                                                            ------------
             Engineering & Construction (0.1%)
   2,310     Encompass Services Corp...........................       10.50       05/01/09       231,000
   6,575     Metromedia Fiber Network, Inc. (a) (b)............       10.00       12/15/09        32,875
   7,000     Metromedia Fiber Network, Inc. (Series B) (a)
              (b)..............................................       10.00       11/15/08        35,000
                                                                                            ------------
                                                                                                 298,875
                                                                                            ------------
             Environmental Services (1.7%)
   6,025     Allied Waste North America, Inc. (Series B).......       10.00       08/01/09     5,934,625
   3,025     Waste Management, Inc. (Series A).................       7.375       08/01/10     3,079,598
                                                                                            ------------
                                                                                               9,014,223
                                                                                            ------------
             Financial Conglomerates (0.4%)
   2,100     Case Credit Corp..................................       6.125       02/15/03     2,028,417
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Food Distributors (0.9%)
$  4,905     Volume Services America, Inc......................      11.25%       03/01/09  $  4,647,487
                                                                                            ------------
             Food: Meat/Fish/Dairy (1.9%)
   4,455     Michael Foods, Inc. (Series B)....................       11.75       04/01/11     4,878,225
   5,200     Smithfield Foods, Inc.............................       7.625       02/15/08     4,810,000
                                                                                            ------------
                                                                                               9,688,225
                                                                                            ------------
             Forest Products (2.1%)
   4,290     Louisiana Pacific Corp............................      10.875       11/15/08     4,509,862
   1,615     Louisiana Pacific Corp............................       8.875       08/15/10     1,689,744
   4,800     Tembec Industries, Inc. (Canada)..................       8.50        02/01/11     4,836,000
                                                                                            ------------
                                                                                              11,035,606
                                                                                            ------------
             Gas Distributors (0.2%)
   3,595     Dynegy Holdings, Inc..............................       6.875       04/01/11     1,222,300
                                                                                            ------------
             Home Building (2.9%)
   5,610     Schuler Homes, Inc................................       9.375       07/15/09     5,652,075
     405     Schuler Homes, Inc................................       10.50       07/15/11       407,025
   2,445     Tech Olympic USA, Inc. - 144A*....................       9.00        07/01/10     2,304,412
   2,305     Tech Olympic USA, Inc. - 144A*....................      10.375       07/01/12     2,114,838
   4,400     Toll Corp.........................................       8.25        02/01/11     4,356,000
                                                                                            ------------
                                                                                              14,834,350
                                                                                            ------------
             Hospital/Nursing Management (0.8%)
   3,600     HCA, Inc..........................................       7.875       02/01/11     3,933,421
                                                                                            ------------
             Hotels/resorts/cruiselines (3.6%)
   1,455     Hilton Hotels Corp................................       7.95        04/15/07     1,482,773
   4,800     HMH Properties, Inc. (Series B)...................       7.875       08/01/08     4,560,000
   4,890     Horseshoe Gaming Holding Corp. (Series B).........       8.625       05/15/09     5,073,375
   3,990     Prime Hospitalty Corp. (Series B).................       8.375       05/01/12     3,810,450
     410     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.375       05/01/07       400,775
   3,480     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.875       05/01/12     3,401,700
                                                                                            ------------
                                                                                              18,729,073
                                                                                            ------------
             Industrial Conglomerates (0.4%)
   2,250     Tyco International Group S.A. (Luxembourg)........       6.75        02/15/11     1,856,250
                                                                                            ------------
             Industrial Specialties (3.7%)
   4,935     Cabot Safety Corp.................................       12.50       07/15/05     5,033,700
   1,430     Foamex LP/Capital Corp. - 144A*...................       10.75       04/01/09     1,315,600
   7,163     International Wire Group, Inc.....................       11.75       06/01/05     5,927,383
   1,660     Johnsondiversey, Inc. - 144A*.....................       9.625       05/15/12     1,643,400
     840     Tekni-Plex, Inc. (Series B).......................       12.75       06/15/10       835,800

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  1,125     Tekni-Plex, Inc. - 144A*..........................      12.75%       06/15/10  $  1,119,375
   3,285     UCAR Finance, Inc.................................       10.25       02/15/12     3,301,425
                                                                                            ------------
                                                                                              19,176,683
                                                                                            ------------
             Internet Software/Services (1.8%)
  12,020     Exodus Communications, Inc. (a) (b)...............      11.625       07/15/10       721,200
  33,200     Globix Corp. (a) (b)..............................       12.50       02/01/10     5,976,000
  11,000     PSINet, Inc. (a) (b)..............................       10.50       12/01/06     1,072,500
  14,500     PSINet, Inc. (a) (b)..............................       11.00       08/01/09     1,413,750
                                                                                            ------------
                                                                                               9,183,450
                                                                                            ------------
             Managed Health Care (1.4%)
   4,000     Aetna, Inc........................................       7.875       03/01/11     4,240,784
   2,690     Health Net, Inc...................................       8.375       04/15/11     3,048,687
                                                                                            ------------
                                                                                               7,289,471
                                                                                            ------------
             Media Conglomerates (1.4%)
   3,280     AOL Time Warner, Inc..............................       6.875       05/01/12     2,955,070
   4,260     Nextmedia Operating, Inc..........................       10.75       07/01/11     4,110,900
                                                                                            ------------
                                                                                               7,065,970
                                                                                            ------------
             Medical Distributors (0.9%)
   4,320     Amerisource Bergen Corp...........................       8.125       09/01/08     4,492,800
                                                                                            ------------
             Medical/Nursing Services (0.8%)
   4,865     Fresenius Medical Care Capital Trust..............       7.875       06/15/11     4,013,625
                                                                                            ------------
             Metal Fabrications (0.5%)
   2,800     Trimas Corp. - 144A*..............................       9.875       06/15/12     2,772,000
                                                                                            ------------
             Movies/Entertainment (1.5%)
   4,755     Alliance Atlantis Communications, Inc. (Canada)...       13.00       12/15/09     5,028,413
   3,140     Six Flags, Inc....................................       8.875       02/01/10     2,723,950
                                                                                            ------------
                                                                                               7,752,363
                                                                                            ------------
             Office Equipment/Supplies (0.0%)
  22,000     Mosler, Inc. (a) (b)..............................       11.00       04/15/03             0
                                                                                            ------------
             Oil & Gas Production (2.9%)
   4,260     Chesapeake Energy Corp............................       8.125       04/01/11     4,174,800
   1,820     Magnum Hunter Resources, Inc. - 144A*.............       9.60        03/15/12     1,856,400
   2,375     Stone Energy Corp.................................       8.25        12/15/11     2,404,688
   7,080     Vintage Petroleum, Inc............................       7.875       05/15/11     6,584,400
                                                                                            ------------
                                                                                              15,020,288
                                                                                            ------------
             Oil Refining/Marketing (1.6%)
   4,000     Husky Oil Ltd. (Canada)...........................       8.90        08/15/28     4,440,712
   4,980     Tesoro Petroleum Corp. - 144A*....................       9.625       04/01/12     3,660,300
                                                                                            ------------
                                                                                               8,101,012
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
             Oilfield Services/Equipment (0.9%)
$  2,515     Hanover Equipment Trust - 144A*...................       8.50%       09/01/08  $  2,338,950
   2,410     Hanover Equipment Trust - 144A*...................       8.75        09/01/11     2,217,200
                                                                                            ------------
                                                                                               4,556,150
                                                                                            ------------
             Other Metals/Minerals (0.8%)
   3,310     Murrin Murrin Holdings Property Ltd.
              (Australia)......................................       9.375       08/31/07       997,138
   3,100     Phelps Dodge Corp.................................       8.75        06/01/11     3,213,996
                                                                                            ------------
                                                                                               4,211,134
                                                                                            ------------
             Publishing: Books/Magazines (0.7%)
   4,720     PRIMEDIA, Inc.....................................       8.875       05/15/11     3,681,600
                                                                                            ------------
             Publishing: Newspapers (0.7%)
   4,261     Hollinger Participation Trust (Canada) - 144A*....      12.125+      11/15/10     3,558,221
                                                                                            ------------
             Pulp & Paper (0.8%)
   4,310     Norske Skog Canada Ltd. (Canada)..................       8.625       06/15/11     4,223,800
                                                                                            ------------
             Real Estate Development (0.8%)
   4,890     CB Richard Ellis Services, Inc....................       11.25       06/15/11     4,327,650
                                                                                            ------------
             Real Estate Investment Trusts (0.6%)
   3,005     Istar Financial, Inc..............................       8.75        08/15/08     3,076,594
                                                                                            ------------
             Recreational Products (0.9%)
   4,430     International Game Technology.....................       8.375       05/15/09     4,762,250
                                                                                            ------------
             Restaurants (1.5%)
 141,992     American Restaurant Group Holdings, Inc. - 144A*
              (c)..............................................       0.00        12/15/05     4,344,955
  34,207     FRD Acquisition Corp. (Series B) (a) (b)..........       12.50       07/15/04     3,249,665
                                                                                            ------------
                                                                                               7,594,620
                                                                                            ------------
             Retail - Specialty (0.1%)
   9,000     Mrs. Fields Holdings Co...........................      14.00++      12/01/05       270,000
                                                                                            ------------
             Semiconductors (0.5%)
   2,210     Fairchild Semiconductors Corp.....................       10.50       02/01/09     2,331,550
                                                                                            ------------
             Services to the Health Industry (2.1%)
   3,045     Anthem Insurance - 144A*..........................       9.125       04/01/10     3,521,826
   3,465     Healthsouth Corp. - 144A*.........................       7.625       06/01/12     2,775,673
   4,600     Omnicare, Inc. (Series B).........................       8.125       03/15/11     4,784,000
                                                                                            ------------
                                                                                              11,081,499
                                                                                            ------------
             Specialty Stores (0.6%)
   2,975     AutoNation, Inc...................................       9.00        08/01/08     3,108,875
                                                                                            ------------
             Specialty Telecommunications (3.8%)
   4,535     American Tower Corp...............................       9.375       02/01/09     2,811,700
  11,500     Birch Telecom, Inc. (a) (b).......................       14.00       06/15/08       115,000
  14,370     DTI Holdings, Inc. (Series B) (a) (d).............      12.50++      03/01/08         1,437

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$ 17,085     Esprit Telecom Group PLC (United Kingdom) (b).....      11.50%       12/15/07  $      1,709
  29,088     Esprit Telecom Group PLC (United Kingdom) (b).....      10.875       06/15/08         2,909
  47,000     Firstworld Communications, Inc. (a) (d)...........      13.00++      04/15/08     4,582,500
  10,000     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       8.70        08/01/07       112,500
   3,490     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       9.50        11/15/09        39,263
  23,050     GT Group Telecom, Inc. (Canada) (a) (d)...........      13.25++      02/01/10        28,813
   8,400     Primus Telecommunications Group, Inc..............       12.75       10/15/09     4,032,000
   2,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.125       03/01/08        40,000
   9,000     RSL Communications PLC (United Kingdom) (a) (b)...       10.50       11/15/08       180,000
   3,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.875       11/15/09        60,000
  13,000     Tele1 Europe BV (Netherlands).....................       13.00       05/15/09     1,430,000
  12,000     Versatel Telecom BV (Netherlands)
              (Issued 05/27/98) (a) (b)........................       13.25       05/15/08     3,465,000
   3,000     Versatel Telecom BV (Netherlands)
              (Issued 12/03/98) (a) (b)........................       13.25       05/15/08       866,250
  31,445     Viatel Inc. (b)...................................       11.25       04/15/08       157,225
  14,200     Viatel Inc. (Issued 03/19/99) (b).................       11.50       03/15/09        71,000
  29,393     Viatel Inc. (Issued 12/08/99) (b).................       11.50       03/15/09       146,965
  32,545     World Access, Inc. (a) (b) (c)....................       13.25       01/15/08     1,505,206
  11,500     Worldwide Fiber, Inc. (Canada) (a) (b)............       12.00       08/01/09         1,150
                                                                                            ------------
                                                                                              19,650,627
                                                                                            ------------
             Steel (0.3%)
   1,715     Oregon Steel Mills, Inc. - 144A*..................       10.00       07/15/09     1,768,594
                                                                                            ------------
             Telecommunication Equipment (1.2%)
   7,025     SBA Communications Corp...........................      12.00++      03/01/08     3,863,750
  10,500     Spectrasite Holdings, Inc.........................      12.00++      07/15/08     1,890,000
   3,500     Spectrasite Holdings, Inc.........................      11.25++      04/15/09       595,000
                                                                                            ------------
                                                                                               6,348,750
                                                                                            ------------
             Telecommunications (1.0%)
  61,075     e. Spire Communications, Inc. (a) (b).............       13.75       07/15/07         6,108
  18,752     Focal Communications Corp. (Series B).............     12.125++      02/15/08     1,500,160
  15,000     Hyperion Telecommunication, Inc. (Series B) (b)...       12.25       09/01/04       600,000
   1,500     NEXTLINK Communications LLC (a) (b)...............       12.50       04/15/06        15,000
  17,500     NEXTLINK Communications, Inc. (a) (b).............       9.00        03/15/08       175,000
   4,180     NEXTLINK Communications, Inc. (a) (b).............       10.75       11/15/08        41,800
     775     NEXTLINK Communications, Inc. (a) (b).............       10.75       06/01/09         7,750
   2,505     NTL Communications Corp. (Series B) (a) (b).......      11.875       10/01/10       400,800
  27,850     Rhythms Netconnections, Inc. (a) (b)..............       12.75       04/15/09       661,438
  14,965     Rhythms Netconnections, Inc. (Series B) (a) (d)...      13.50++      05/15/08       224,475
  13,850     Startec Global Communications Corp. (a) (b).......       12.00       05/15/08         1,385
   2,100     WorldCom, Inc. (a) (b)............................       7.50        05/15/11       288,750

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  1,725     WorldCom, Inc. (a) (b)............................       6.95%       08/15/28  $    237,188
   6,100     WorldCom, Inc. (a) (b)............................       8.25        05/15/31       838,750
                                                                                            ------------
                                                                                               4,998,604
                                                                                            ------------
             Trucks/Construction/Farm Machinery (2.3%)
   1,930     Case Corp. (Series B).............................       6.25        12/01/03     1,852,790
   7,215     J.B. Poindexter & Co., Inc........................       12.50       05/15/04     6,484,481
   2,180     Manitowoc Co., Inc. (The) - 144A*.................       10.50       08/01/12     2,250,850
   1,370     NMHG Holding Co. - 144A*..........................       10.00       05/15/09     1,383,700
                                                                                            ------------
                                                                                              11,971,821
                                                                                            ------------
             Wholesale Distributors (1.4%)
   4,000     Burhmann US, Inc..................................       12.25       11/01/09     4,005,000
   2,540     Fisher Scientific International, Inc..............       7.125       12/15/05     2,546,350
     560     Fisher Scientific International, Inc..............       9.00        02/01/08       579,600
                                                                                            ------------
                                                                                               7,130,950
                                                                                            ------------
             Wireless Telecommunications (0.6%)
   3,675     American Cellular Corp............................       9.50        10/15/09       496,125
   2,919     Arch Wireless Holdings, Inc.......................       10.00       05/15/07     1,809,846
   1,544     Arch Wireless Holdings, Inc.......................       12.00       05/15/09       185,280
  65,300     CellNet Data Systems, Inc. (a) (d)................      14.00++      10/01/07         6,530
  19,610     Globalstar LP/Capital Corp. (a) (b)...............       10.75       11/01/04       686,350
  33,000     WinStar Communications, Inc. (a) (d)..............      14.75++      04/15/10         3,300
  11,400     WinStar Communications, Inc. (a) (b)..............       12.75       04/15/10         1,140
                                                                                            ------------
                                                                                               3,188,571
                                                                                            ------------
             Total Corporate Bonds
              (COST $1,486,695,632).......................................................   458,795,492
                                                                                            ------------
             Convertible Bonds (1.5%)
             Electronic Components (0.7%)
   8,830     Solectron Corp....................................       0.00        11/20/20     3,841,050
                                                                                            ------------
             Hotels/Resorts/Cruiselines (0.0%)
   1,643     Premier Cruises Ltd. - 144A*......................      10.00+       08/15/05             0
                                                                                            ------------
             Telecommunication Equipment (0.8%)
   9,420     Corning Inc.......................................       0.00        11/08/15     4,097,700
                                                                                            ------------
             Total Convertible Bonds
              (Cost $11,229,282)..........................................................     7,938,750
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                             VALUE
------------------------------------------------------------------------------
              Common Stocks (d) (2.3%)
              Aerospace & Defense (0.1%)
    85,242    Orbital Sciences Corp. (c)........................  $    318,807
                                                                  ------------
              Apparel/Footwear Retail (0.0%)
 2,621,192    County Seat Stores, Inc. (c)......................             0
                                                                  ------------
              Casino/Gaming (0.0%)
   207,312    Fitzgerald Gaming Corp............................             0
                                                                  ------------
              Consumer/Business Services (1.5%)
   440,700    Anacomp, Inc. (Class A) (c).......................     7,712,250
                                                                  ------------
              Entertainment & Leisure (0.1%)
    15,308    AMF Bowling Worldwide, Inc........................       420,970
                                                                  ------------
              Food: Specialty/Candy (0.0%)
    10,908    SFAC New Holdings, Inc. (c).......................             0
     2,005    SFFB Holdings, Inc. (c)...........................             0
   574,725    Specialty Foods Acquisition Corp. - 144A*.........             0
                                                                  ------------
                                                                             0
                                                                  ------------
              Hotels/Resorts/Cruiselines (0.0%)
   981,277    Premier Holdings, Inc. (c)........................             0
   781,421    Vagabond Inns, Inc. (Class D).....................             0
                                                                  ------------
                                                                             0
                                                                  ------------
              Medical Specialties (0.1%)
    48,816    MEDIQ, Inc. (c)...................................       265,071
                                                                  ------------
              Medical/Nursing Services (0.0%)
 1,151,324    Raintree Healthcare Corp. (c).....................             0
                                                                  ------------
              Motor Vehicles (0.0%)
       709    Northern Holdings Industrial Corp. (c)*...........             0
                                                                  ------------
              Restaurants (0.0%)
    38,057    American Restaurant Group Holdings, Inc. -
               144A*............................................             0
                                                                  ------------
              Specialty Telecommunications (0.1%)
 2,171,896    Mpower Holding Corp. (c)..........................       325,784
   264,189    Song Networks Holding AB (ADR) (Sweden)...........        15,851
    40,557    Versatel Telecom International N.V. (ADR)
               (Netherlands)....................................       137,894
    94,263    World Access, Inc. (c)............................           141
                                                                  ------------
                                                                       479,670
                                                                  ------------
              Telecommunication Equipment (0.0%)
   196,000    FWT, Inc. (Class A) (c)...........................         1,960
                                                                  ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                             VALUE
------------------------------------------------------------------------------
              Telecommunications (0.1%)
   520,697    Covad Communications Group, Inc. (c)..............  $    562,353
   105,656    Focal Communications Corp. (c)....................       108,826
                                                                  ------------
                                                                       671,179
                                                                  ------------
              Textiles (0.0%)
 1,754,730    United States Leather, Inc. (c)...................             0
                                                                  ------------
              Wireless Telecommunications (0.3%)
   224,719    Arch Wireless, Inc. (c)...........................       143,820
 1,454,105    Motient Corp. (c).................................     1,599,516
   274,390    Vast Solutions, Inc. (Class B1) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B2) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B3) (c)...............             0
                                                                  ------------
                                                                     1,743,336
                                                                  ------------
              Total Common Stocks
               (COST $290,861,374)..............................    11,613,243
                                                                  ------------
              Preferred Stocks (3.3%)
              Broadcasting (0.7%)
       570    Paxson Communications Corp.+......................     3,422,820
                                                                  ------------
              Cellular Telephone (0.9%)
     4,806    Dobson Communications Corp.+......................     1,057,320
     5,780    Nextel Communications, Inc. (Series D)+...........     3,583,705
                                                                  ------------
                                                                     4,641,025
                                                                  ------------
              Electric Utilities (0.9%)
     5,076    TNP Enterprises, Inc. (Series D)+.................     4,568,400
                                                                  ------------
              Publishing: Books/Magazines (0.0%)
     6,625    PRIMEDIA, Inc.....................................       238,500
                                                                  ------------
              Restaurants (0.4%)
     6,007    American Restaurant Group Holdings, Inc. (Series
               B)...............................................     1,045,288
     1,071    FRD Acquisition Co. (Units)[+/+]..................     1,071,000
                                                                  ------------
                                                                     2,116,288
                                                                  ------------
              Specialty Telecommunications (0.2%)
     7,333    Broadwing Communications, Inc. (Series B).........       714,968
         1    Crown Castle International Corp.+.................           357
     1,691    Intermedia Communications, Inc. (Series B)+.......        67,624
    47,064    McLeodUSA, Inc. (Series A) $0.44 (Conv.)..........       104,953
   180,721    XO Communications, Inc............................         1,807
                                                                  ------------
                                                                       889,709
                                                                  ------------

                        See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF
  SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
              Telecommunication Equipment (0.2%)
 2,244,200    FWT, Inc (Series A) (c)......................................  $  1,009,890
                                                                             ------------
              Total Preferred Stocks
               (COST $52,459,703)..........................................    16,886,632
                                                                             ------------

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE
---------                                                        ----------
             Warrants (d) (0.1%)
             Aerospace & Defense (0.0%)
   9,000     Sabreliner Corp. - 144A*..........................  04/15/03               0
                                                                             ------------
             Broadcasting (0.0%)
   5,700     XM Satellite Radio, Inc. - 144A*..................  03/15/10           3,420
                                                                             ------------
             Cable/Satellite TV (0.0%)
  57,000     Diva Systems Corp. - 144A*........................  03/01/08               0
   6,600     Ono Finance PLC (United Kingdom) - 144A*..........  05/31/09             660
                                                                             ------------
                                                                                      660
                                                                             ------------
             Casino/Gaming (0.0%)
 220,000     Aladdin Gaming Holdings LLC - 144A*...............  03/01/10               0
  20,000     Resort At Summerlin LP - 144A*....................  12/15/07               0
                                                                             ------------
                                                                                        0
                                                                             ------------
             Electric Utilities (0.0%)
   1,040     TNP Enterprises, Inc. - 144A*.....................  04/01/11          26,000
                                                                             ------------
             Entertainment & Leisure (0.1%)
  36,019     AMF Bowling Worldwide, Inc. (Series A)............  03/09/09         216,114
  35,191     AMF Bowling Worldwide, Inc. (Series B)............  03/09/09         175,955
                                                                             ------------
                                                                                  392,069
                                                                             ------------
             Internet Software/Services (0.0%)
  47,000     Verado Holdings, Inc. - 144A*.....................  04/15/08               0
                                                                             ------------
             Restaurants (0.0%)
   3,500     American Restaurant Group Holdings, Inc. -
              144A*............................................  08/15/08               0
                                                                             ------------
             Retail - Specialty (0.0%)
   9,000     Mrs. Fields Holding, Inc. - 144A*.................  12/01/05               0
                                                                             ------------
             Specialty Telecommunications (0.0%)
  11,500     Birch Telecom, Inc................................  06/15/08               0
  23,050     GT Group Telecom, Inc. (Canada) - 144A*...........  02/01/10           2,305
 104,289     McLeodUSA, Inc....................................  04/16/07           9,386
                                                                             ------------
                                                                                   11,691
                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

NUMBER OF                                                                                      EXPIRATION
WARRANTS                                                                                          DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
             Telecommunications (0.0%)
  11,850     Startec Global Communications Corp. - 144A*.....................................  05/15/08    $          0
                                                                                                           ------------
             Wireless Telecommunications (0.0%)
  10,000     Metricom, Inc...................................................................  02/15/10               0
  18,250     Motient Corp. - 144A*...........................................................  04/01/08             182
                                                                                                           ------------
                                                                                                                    182
                                                                                                           ------------
             Total Warrants
              (Cost $6,104,595)..........................................................................       434,022
                                                                                                           ------------

PRINCIPAL
AMOUNT IN                                                             COUPON            MATURITY
THOUSANDS                                                              RATE               DATE
---------                                                              ----               ----
             Short-Term Investment (0.5%)
             Repurchase Agreement
$  2,850     Joint repurchase agreement account (dated
             08/30/02; proceeds $2,850,594) (e)
             (Cost $2,850,000).................................       1.875%            09/03/02              2,850,000
                                                                                                       ----------------
             Total Investments
             (Cost $1,850,200,586) (f)...........................................        96.7%              498,518,139
             Other Assets in Excess of Liabilities...............................         3.3                17,174,020
                                                                                   ------------------  ----------------
             Net Assets..........................................................        100.0%        $    515,692,159
                                                                                   ==================  ================

---------------------

 ADR  American Depository Receipt.
  *   Resale is restricted to qualified institutional investors.
  +   Payment-in-kind security.
 ++ Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
[+/+] Consists of one or more class of securities traded together as a unit;
      preferred stocks with attached warrants.
 (a)  Issuer in bankruptcy.
 (b)  Non-income producing security; bond in default.
 (c)  Acquired through exchange offer.
 (d)  Non-income producing securities.
 (e)  Collateralized by federal agency and U.S. Treasury obligations.
 (f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,620,178 and the aggregate gross unrealized depreciation is $1,359,302,625, resulting in net unrealized depreciation of $1,351,682,447.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002



Assets:
Investments in securities, at value (cost
 $1,850,200,586)..................................  $  498,518,139
Receivable for:
  Interest........................................      12,441,151
  Investments sold................................       6,327,777
  Capital stock sold..............................         551,144
Prepaid expenses and other assets.................          54,789
                                                    --------------
    Total Assets..................................     517,893,000
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................         865,033
  Capital stock redeemed..........................         427,364
  Distribution fee................................         269,100
  Investment management fee.......................         219,183
Payable to bank...................................         228,794
Accrued expenses and other payables...............         191,367
                                                    --------------
    Total Liabilities.............................       2,200,841
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................   2,780,173,995
Net unrealized depreciation.......................  (1,351,682,447)
Dividends in excess of net investment income......     (17,405,768)
Accumulated net realized loss.....................    (895,393,621)
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Class A Shares:
Net Assets........................................     $23,879,067
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      15,369,470
    Net Asset Value Per Share.....................           $1.55
                                                             =====
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset
     value).......................................           $1.62
                                                             =====
Class B Shares:
Net Assets........................................    $371,398,868
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................     239,992,793
    Net Asset Value Per Share.....................           $1.55
                                                             =====
Class C Shares:
Net Assets........................................     $33,977,953
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      21,913,543
    Net Asset Value Per Share.....................           $1.55
                                                             =====
Class D Shares:
Net Assets........................................     $86,436,271
Shares Outstanding (500,000,000 authorized, $.01
 par value).......................................      55,671,724
    Net Asset Value Per Share.....................           $1.55
                                                             =====


                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended August 31, 2002



Net Investment Income:
Income
Interest..........................................  $ 99,363,134
Dividend..........................................       753,719
                                                   -------------
                                                     100,116,853
                                                   -------------
Expenses
Distribution fee (Class A shares).................        48,012
Distribution fee (Class B shares).................     3,747,816
Distribution fee (Class C shares).................       349,455
Investment management fee.........................     3,258,237
Transfer agent fees and expenses..................     1,381,858
Professional fees.................................       251,733
Shareholder reports and notices...................       160,601
Registration fees.................................        97,084
Custodian fees....................................        30,503
Directors' fees and expenses......................        18,833
Other.............................................       321,757
                                                   -------------
    Total Expenses................................     9,665,889
                                                   -------------
    Net Investment Income.........................    90,450,964
                                                   -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (375,136,573)
Net change in unrealized depreciation.............   111,513,872
                                                   -------------
    Net Loss......................................  (263,622,701)
                                                   -------------
Net Decrease...................................... $(173,171,737)
                                                   =============


                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets



                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          AUGUST 31, 2002  AUGUST 31, 2001
                                          ---------------  ---------------

Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  90,450,964   $  182,819,538
Net realized loss.......................    (375,136,573)    (282,975,609)
Net change in unrealized depreciation...     111,513,872     (513,181,124)
                                           -------------   --------------

    Net Decrease........................    (173,171,737)    (613,337,195)
                                           -------------   --------------

Dividends and Distributions to
 Shareholders from:
Net Investment Income:
  Class A shares........................      (3,878,089)      (7,002,632)
  Class B shares........................     (69,129,555)    (150,569,611)
  Class C shares........................      (5,647,596)     (10,293,101)
  Class D shares........................     (16,092,318)     (29,754,002)
Paid-in-Capital
  Class A shares........................        (425,216)        --
  Class B shares........................      (7,579,753)        --
  Class C shares........................        (619,234)        --
  Class D shares........................      (1,764,452)        --
                                           -------------   --------------
    Total Dividends and Distributions...    (105,136,213)    (197,619,346)
                                           -------------   --------------

Net decrease from capital stock
 transactions...........................     (94,605,170)     (72,611,177)
                                           -------------   --------------

    Net Decrease........................    (372,913,120)    (883,567,718)
Net Assets:
Beginning of period.....................     888,605,279    1,772,172,997
                                           -------------   --------------
End of Period
 (Including dividends in excess of net
 investment income of $17,405,768 and
 $17,487,233, respectively).............   $ 515,692,159   $  888,605,279
                                           =============   ==============


                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002

1. Organization and Accounting Policies
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,068,745 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $26,842, $1,519,542 and $29,347, respectively and received $135,390 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002, aggregated $252,783,370 and $375,196,197, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $24,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $7,230. At August 31, 2002, the Fund had an accrued pension liability of $58,619 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $530,730,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:



                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
 2003     2004     2005     2006     2007     2008     2009      2010
-------  -------  -------  -------  -------  -------  -------  --------

$50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $89,299  $220,838
=======  =======  =======  =======  =======  =======  =======  ========


Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $363,679,000 during fiscal 2002.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales, book amortization of discounts on debt securities and interest and amortization of discounts on bonds in default. The Fund had permanent book/tax differences primarily attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $172,175,337, dividends in excess of net investment income was charged $948,800 and accumulated net realized loss was credited $173,124,137.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                 FOR THE YEAR
                                           ENDED                        ENDED
                                      AUGUST 31, 2002              AUGUST 31, 2001
                                ---------------------------  ---------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                ------------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................    10,201,614  $  20,177,481    19,209,128  $  63,780,578
Reinvestment of dividends.....     1,119,515      2,083,474     1,049,177      3,186,287
Redeemed......................   (11,782,958)   (23,700,021)  (17,600,601)   (59,066,199)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class A......................      (461,829)    (1,439,066)    2,657,704      7,900,666
                                ------------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................    39,306,397     74,811,260    87,486,847    281,384,559
Reinvestment of dividends.....    14,993,853     27,953,825    17,505,252     53,772,493
Redeemed......................  (101,220,067)  (190,557,689) (136,458,377)  (426,230,286)
                                ------------  -------------  ------------  -------------
Net decrease -- Class B.......   (46,919,817)   (87,792,604)  (31,466,278)   (91,073,234)
                                ------------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................     7,565,119     14,251,142    13,531,056     45,899,890
Reinvestment of dividends.....     1,601,530      2,981,218     1,676,677      5,136,460
Redeemed......................    (8,724,288)   (16,164,050)  (13,756,797)   (45,459,076)
                                ------------  -------------  ------------  -------------
Net increase -- Class C.......       442,361      1,068,310     1,450,936      5,577,274
                                ------------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................    13,842,546     25,568,899    20,506,858     63,372,986
Reinvestment of dividends.....     6,026,961     11,290,465     5,852,214     17,880,440
Redeemed......................   (23,300,211)   (43,301,174)  (24,049,991)   (76,269,309)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class D......................    (3,430,704)    (6,441,810)    2,309,081      4,984,117
                                ------------  -------------  ------------  -------------
Net decrease in Fund..........   (50,369,989) $ (94,605,170)  (25,048,557) $ (72,611,177)
                                ============  =============  ============  =============

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $5,326,859 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $4,981,336; increase unrealized depreciation by $3,780,819; and increase net realized losses by $1,200,517. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Merger
On July 25, 2002, the Trustees of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") approved plans of reorganization whereby HIAT, HIAT II and HIAT III would be merged into the Fund. The plans of reorganization are subject to the consent of HIAT's, HIAT II's and HIAT III's shareholders at separate meetings to be held on December 10, 2002. If approved, the assets of HIAT, HIAT II and HIAT III would be combined with the assets of the Fund and shareholders of HIAT, HIAT II and HIAT III would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in HIAT, HIAT II and HIAT III, respectively.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.35       $ 5.51       $ 6.16       $ 6.82
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........       0.26 (2)     0.47        0.69         0.72         0.76
  Net realized and
   unrealized loss.......      (0.73)(2)    (1.99)      (1.13)       (0.63)       (0.71)
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (0.47)       (1.52)      (0.44)        0.09         0.05
                              ------       ------       ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)       (0.51)      (0.72)       (0.74)       (0.71)
  Paid-in-capital........      (0.03)       -            -            -            -
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      (0.30)       (0.51)      (0.72)       (0.74)       (0.71)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32      $ 4.35       $ 5.51       $ 6.16
                              ======       ======       ======       ======       ======

Total Return+............     (21.70)%     (37.05)%      (8.88)%       1.47%        0.40%

Ratios to Average Net
 Assets(1):
Expenses.................       0.99 %       0.77 %       0.70 %       0.68%        0.75%
Net investment income....      13.76 %(2)   15.17 %      13.62 %      12.42%       11.30%
Supplemental Data:
Net assets, end of
 period, in thousands....    $23,879      $36,762      $57,273      $68,667      $30,678
Portfolio turnover
 rate....................         39 %         49 %         20 %         36%          66%

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE YEAR ENDED AUGUST 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 2.32         $ 4.34          $ 5.50         $ 6.15         $ 6.82
                               ------         ------          ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........        0.25 (2)       0.46            0.66           0.69           0.73
  Net realized and
   unrealized loss.......       (0.73) (2)     (1.99)          (1.13)         (0.64)         (0.72)
                               ------         ------          ------         ------         ------
Total income (loss) from
 investment operations...       (0.48)         (1.53)          (0.47)          0.05           0.01
                               ------         ------          ------         ------         ------
Less dividends and
 distributions from:
  Net investment
   income................       (0.26)         (0.49)          (0.69)         (0.70)         (0.68)
  Paid-in-capital........       (0.03)        -               -              -              -
                               ------         ------          ------         ------         ------
Total dividends and
 distributions...........       (0.29)         (0.49)          (0.69)         (0.70)         (0.68)
                               ------         ------          ------         ------         ------

Net asset value, end of
 period..................      $ 1.55         $ 2.32          $ 4.34         $ 5.50         $ 6.15
                               ======         ======          ======         ======         ======

Total Return+............      (22.00)%       (37.27)%         (9.39)%         0.92%         (0.23)%

Ratios to Average Net
 Assets(1):
Expenses.................        1.56 %         1.37 %          1.25 %         1.24%          1.25 %
Net investment income....       13.19 %(2)     14.57 %         13.07 %        11.86%         10.80 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $371,399       $664,706      $1,381,008     $1,927,186     $1,761,147
Portfolio turnover
 rate....................          39 %           49 %            20 %           36%            66 %

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                            FOR THE YEAR ENDED AUGUST 31,
                           ----------------------------------------------------------------
                              2002          2001         2000         1999         1998
                           -----------  ------------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.34        $ 5.51       $ 6.15       $ 6.82
                              ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.25 (2)     0.45          0.66         0.68         0.72
  Net realized and
   unrealized loss.......      (0.73)(2)    (1.98)        (1.14)       (0.62)       (0.72)
                              ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...      (0.48)       (1.53)        (0.48)        0.06         0.00
                              ------       ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.26)       (0.49)        (0.69)       (0.70)       (0.67)
  Paid-in-capital........      (0.03)       -             -            -            -
                              ------       ------        ------       ------       ------
Total dividends and
 distributions...........      (0.29)       (0.49)        (0.69)       (0.70)       (0.67)
                              ------       ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32        $ 4.34       $ 5.51       $ 6.15
                              ======       ======        ======       ======       ======

Total Return+............     (22.11)%     (37.24)%       (9.66)%       0.99%       (0.34)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.66 %       1.47 %        1.35 %       1.34%        1.36 %
Net investment income....      13.09 %(2)   14.47 %       12.97 %      11.76%       10.69 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $33,978      $49,818       $86,951     $109,142      $56,626
Portfolio turnover
 rate....................         39 %         49 %          20 %         36%          66 %

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE YEAR ENDED AUGUST 31,
                           ------------------------------------------------------------------
                               2002          2001          2000         1999         1998
                           ------------  ------------  ------------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32         $ 4.35        $ 5.51       $ 6.16       $ 6.82
                              ------         ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income[+/+]...........       0.26 (2)       0.48          0.70         0.74         0.78
  Net realized and
   unrealized loss.......      (0.73) (2)     (1.99)        (1.13)       (0.64)       (0.71)
                              ------         ------        ------       ------       ------
Total income (loss) from
 investment
 operations..............      (0.47)         (1.51)        (0.43)        0.10         0.07
                              ------         ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)         (0.52)        (0.73)       (0.75)       (0.73)
  Paid-in-capital........      (0.03)        -             -             -            -
                              ------         ------        ------       ------       ------
Total dividends and
 distributions...........      (0.30)         (0.52)        (0.73)       (0.75)       (0.73)
                              ------         ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55         $ 2.32        $ 4.35       $ 5.51       $ 6.16
                              ======         ======        ======       ======       ======

Total Return+............     (21.45)%       (36.95)%       (8.69)%       1.67%        0.63%

Ratios to Average Net
 Assets(1):
Expenses.................       0.81 %         0.62 %        0.50 %       0.49%        0.51%
Net investment income....      13.94 %(2)     15.32 %       13.82 %      12.61%       11.54%
Supplemental Data:
Net assets, end of
 period, in thousands....    $86,436       $137,319      $246,941     $333,714     $400,582
Portfolio turnover
 rate....................         39 %           49 %          20 %         36%          66%

---------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (2) Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.74%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley High Yield Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 23, 2002

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                                    PART C
                               OTHER INFORMATION


ITEM 15. INDEMNIFICATION


     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 23 of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, dated September 30, 2002, which was filed electronically pursuant to Regulation S-T on September 30, 2002 as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-2932 and 2-64782).



ITEM 16. EXHIBITS

(1) Articles of Incorporation dated June 12, 1979 (incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995); Articles of Amendments dated March 18, 1983, December 16, 1985 and January 19, 1989 (incorporated herein by reference to Exhibits 1(b), 1(c) and 1(d), respectively, of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995; Articles of Amendments, dated May 23, 1997 and July 28, 1997 and Articles Supplementary dated July 28, 1997 (incorporated herein by reference to Exhibits 1(a), 1(c) and 1(b), respectively, of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on July 3, 1997; Articles of Amendment, dated June 22, 1998 (incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998; and Articles of Amendment dated June 18, 2001 (incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001).


(2) Amended and Restated By-Laws of Registrant dated as of September 24, 2002 (incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on September 30, 2002).


(3)    Not Applicable.

(4) Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5)    Not Applicable.

(6) Amended Investment Management Agreement between the Registrant and Morgan Stanley Investment Advisors Inc. dated May 31, 1997, and amended as of April 30, 1998, (incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on October 29, 1998).

(7) (a) Amended Distribution Agreement between Registrant and Morgan Stanley Distributors Inc. (incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998).

    (b) Form of Selected Dealer Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc. (incorporated herein by reference to
         Exhibit 6(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on October 23, 1993).

    (c) Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial Services Corporation, dated October 17, 1998 (incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 24 to the Registration Statement) on Form N-1A, filed on August 27, 1999).

(8) Not Applicable

(9) (a) Custody Agreement between the Registrant and The Bank of New York dated September 20, 1991 (incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995); Amendment dated April 17, 1996 to the Custody Agreement between the Registrant and The Bank of New York (incorporated to Exhibit 8 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 24, 1996; Amendment dated June 15, 2001 to the Custody Agreement between the Registrant and The Bank of New York (incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001).

  (b) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated June 15, 2001 (incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on October 30, 2001).

  (c) Amended and Restated Transfer Agency and Services Agreement dated September 1, 2000 between the Registrant and Morgan Stanley Trust (incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 30, 2000).

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on July 3, 1997).

(10) (b) Morgan Stanley Funds Multiple Class Plan pursuant to Rule 18f-3 dated March 12, 2001 (incorporated herein by reference to Exhibit 14 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001.


(11) (a)  Opinion and consent of Mayer, Brown, Rowe & Maw filed herein.

     (b)  Opinion and consent of Piper Rudnick LLP filed herein.

(12) Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters filed herein.


(13) Form of Services Agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998).


(14)  Consent of Independent Auditors filed herein.


(15) Not Applicable.


(16) Powers of Attorney (previously filed with Registrant's initial Registration Statement on Form N-14 filed on August 30, 2002 and incorporated herein by reference).


(17) (a) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, for its fiscal year ended August 31, 2001 (incorporated herein by reference to Form 24f-2 filed with the Securities and Exchange Commission on November 6, 2001).

     (b) Form of Proxy (previously filed with Registrant's initial Registration Statement on Form N-14 filed on August 30, 2002 and incorporated herein by reference).

     (c) Voting Information Card (previously filed with Registrant's initial Registration Statement on Form N-14 filed on August 30, 2002 and incorporated herein by reference).

ITEM 17. UNDERTAKINGS

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person orparty who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 3rd day of October, 2002.



                             MORGAN STANLEY HIGH YIELD SECURITIES INC.


                             By: /s/ Barry Fink
                                ------------------------------
                                Barry Fink
                                Vice President and Secretary


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.






           SIGNATURE                              TITLE                         DATE
------------------------------   --------------------------------------   ----------------
1. Principal Executive Officer
  /s/ Mitchell M. Merin          Chief Executive Officer and President    October 3, 2002
  ............................

2. Principal Financial Officer
  /s/ Francis Smith              Chief Financial Officer                  October 3, 2002
  ............................

3. Majority of Directors
  /s/ Charles A. Fiumefreddo     Chairman and Director                    October 3, 2002
  ............................
  /s/ Michael Bozic              Director                                 October 3, 2002
  ............................
  /s/ Edwin J. Garn              Director                                 October 3, 2002
  ............................
  /s/ Wayne E. Hedien            Director                                 October 3, 2002
  ............................
  /s/ James F. Higgins           Director                                 October 3, 2002
  ............................
  /s/ Manuel H. Johnson          Director                                 October 3, 2002
  ............................
  /s/ Michael E. Nugent          Director                                 October 3, 2002
  ............................
  /s/ Philip J. Purcell          Director                                 October 3, 2002
  ............................

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                                 EXHIBIT INDEX

11(a)  Opinion and consent of Mayer, Brown, Rowe & Maw

11(b)  Opinion and consent of Piper Rudnick LLP

12    Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters

14    Consent of Independent Auditors